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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Tax-Exempt Cash Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	TEC-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—100.66%
Alabama—1.78%
Gardendale (City of) (Woodbrook Apartments); Series 2002 D, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.30%	10/01/32	$895	$895,000

Colorado—4.27%
Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation Bond Fund); Series 2008 F-1, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.20%	09/01/32	200	200,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP-FNMA) (a)	0.18%	02/15/28	365	365,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA) (a)	0.20%	02/01/31	1,585	1,585,000

				2,150,000

Connecticut—1.01%
West Hartford (Town of) Series 2004 A, Unlimited Tax GO Bonds (c)(d)	3.50%	01/15/13	500	510,257

District of Columbia—2.58%
District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.32%	03/01/30	1,300	1,300,000

Florida—5.54%
Broward (County of) Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC-Citibank, N.A.) (a)(b)	0.16%	11/01/31	600	600,000
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.61%	10/01/16	710	710,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.20%	11/01/36	675	675,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.18%	07/01/32	800	800,000

				2,785,000

Georgia—6.97%
Bryan County School District; Series 2008, Unlimited Sales Tax GO Bonds (CEP-Georgia State Aid Intercept Program)	5.00%	08/01/12	350	352,800
Georgia (State of);
Series 2002 F, Unlimited Tax GO Bonds (c)(d)	5.00%	11/01/12	250	254,950
Series 2007 E, Unlimited Tax GO Bonds	5.00%	08/01/12	100	100,777
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-Branch Banking & Trust Co.) (a)(b)	0.19%	08/01/38	1,000	1,000,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.18%	07/01/24	1,200	1,200,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.14%	09/01/35	600	600,000

				3,508,527

Idaho—1.00%
Idaho (State of); Series 2011, Unlimited Tax GO TAN	2.00%	06/29/12	500	500,663

Illinois—5.46%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.) (a)(b)(e)	0.21%	10/01/17	400	400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.19%	01/01/16	365	365,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.16%	08/15/25	743	743,000
Illinois (State of) Finance Authority (United Way/Crusade of Mercy, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.46%	04/01/27	240	240,000
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Lake County Community College District No. 532 (College of Lake County); Series 2012, Limited Tax GO Bonds	2.00%	06/01/12	$1,000	$1,000,000

				2,748,000

Iowa—4.69%
Iowa (State of) Finance Authority (YMCA & Rehabilitation Center); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.22%	04/01/25	900	900,000
Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC-Bank of America, N.A.) (a)(b)	0.25%	02/01/33	1,005	1,005,000
Sioux (City of); Series 2009 B, Urban Renewal Unlimited Tax GO Bonds	2.25%	06/01/12	100	100,000
University of Iowa Facilities Corp. (Medical Education & Biomedical Research Facility); Series 2011, Ref. RB	2.00%	06/01/12	355	355,000

				2,360,000

Maryland—1.11%
Baltimore (County of); Series 2004, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/12	300	302,368
Maryland (State of) (State & Local Facilities Loan of 2009); Series 2009 A, GO Bonds	5.00%	03/01/13	150	155,217
Washington Suburban Sanitary District: Series 2007, Water Supply Unlimited Tax GO Bonds	4.00%	06/01/12	100	100,000

				557,585

Massachusetts—0.71%
Cambridge (City of) (Municipal Purpose Loan of 2005); Series 2005, Limited Tax GO Bonds	4.00%	01/01/13	350	357,770

Michigan—4.88%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 A, Ref. VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.31%	08/01/17	130	130,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	10/15/30	10	10,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	10/15/38	1,070	1,070,000
Michigan (State of) Housing Development Authority (Parks of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (a)	0.19%	08/15/32	500	500,000
Michigan State University Board of Trustees; Series 2010 C, Ref. General RB	5.00%	02/15/13	430	444,528
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	10/01/31	300	300,000

				2,454,528

Minnesota—0.51%
Minnesota (State of) Metropolitan Council (Minneapolis-St. Paul Metro Area); Series 2003 A, Ref. Waste Water Treatment Revenue Unlimited Tax GO Bonds	5.00%	03/01/13	250	258,781

Missouri—0.99%
St. Louis (County of) Industrial Development Authority (Friendship Village of South County); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.21%	09/01/22	500	500,000

New Hampshire—4.03%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.19%	01/01/18	375	375,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.19%	09/01/37	1,655	1,655,000

				2,030,000

New Jersey—1.79%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.19%	02/01/28	900	900,000

North Carolina—2.90%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.17%	12/01/21	900	900,000
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina—(continued)
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.17%	09/01/27	$560	$560,000

				1,460,000

North Dakota—3.98%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.33%	12/01/14	2,000	2,000,000

Ohio—2.49%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	11/01/40	1,000	1,000,000
Columbus (City of); Series 2009 A, Various Purpose Unlimited Tax GO Bonds	4.00%	07/01/12	250	250,758

				1,250,758

Oregon—2.94%
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC-U.S. Bank N.A.) (a)(b)	0.18%	11/01/28	880	880,000
Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	04/01/34	600	600,000

				1,480,000

Pennsylvania—8.89%
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC-PNC Bank, N. A.) (a)(b)	0.18%	11/01/30	675	675,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.19%	03/01/30	1,200	1,200,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	10/15/25	600	600,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.19%	11/01/29	2,000	2,000,000

				4,475,000

South Carolina—5.31%
South Carolina (State of) Jobs-Economic Development Authority (John Ancrum SPCA); Series 2007, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.46%	08/01/27	2,120	2,120,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.25%	10/01/28	400	400,000
South Carolina (State of); Series 2005 A, State Research University Infrastructure Unlimited Tax GO Bonds	5.00%	11/01/12	150	153,013

				2,673,013

Tennessee—6.46%
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(e)	0.30%	06/01/24	1,490	1,490,000
Knoxville (City of); Series 2008, Wastewater System RB	4.00%	04/01/13	570	587,577
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2000 A, VRD RB (a)	0.16%	10/01/30	675	675,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA) (a)	0.17%	12/15/42	500	500,000

				3,252,577

Texas—3.82%
Angleton Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.50%	02/15/13	650	660,288
Houston (City of); Series 2009 H-2, GO Commercial Paper Notes	0.22%	08/22/12	300	300,000
Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	325	327,844
Ponder Independent School District; Series 2012, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	08/15/12	100	100,332
Texas (State of) Public Finance Authority; Series 2008, Ref. Unlimited Tax GO Bonds	5.00%	10/01/12	425	431,571
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Texas (State of); Series 2011 A, TRAN	2.50%	08/30/12	$100	$100,549

				1,920,584

Utah—2.79%
Jordan School Disctrict Board of Education; Series 2007, School Building Unlimited Tax GO Bonds (CEP-Utah School Bond Guaranty Program)	4.00%	06/15/12	200	200,280
Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP-Utah School Bond Guaranty Program)	2.00%	07/01/12	500	500,712
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.19%	05/15/35	500	500,000
Utah (State of); Series 2010, Unlimited Tax GO Bonds	2.00%	07/01/12	200	200,278

				1,401,270

Virginia—0.77%
Blacksburg (Town of); Series 2011 C, Ref. Unlimited Tax GO Bonds	2.00%	07/15/12	385	385,788

Washington—6.56%
King (County of); Series 2011 B, Limited Tax GO BAN (d)	3.00%	06/13/12	500	500,446
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB (a)	0.19%	11/01/25	2,500	2,500,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	11/01/32	300	300,000

				3,300,446

Wisconsin—6.43%
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.32%	07/01/16	2,500	2,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.28%	08/15/34	735	735,000

				3,235,000

TOTAL INVESTMENTS(f)(g)—100.66% (Cost $50,650,547)				50,650,547

OTHER ASSETS LESS LIABILITIES—(0.66)%				(333,801)

NET ASSETS—100.00%				$50,316,746

Investment Abbreviations:

BAN	— Bond Anticipation Notes
CEP	— Credit Enhancement Provider
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue Bonds
RAN	— Revenue Anticipation Notes
RB	— Revenue Bonds
Ref.	— Refunding
TAN	— Tax Anticipation Notes
TRAN	— Tax and Revenue Anticipation Notes
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $1,890,000, which represented 3.76% of the Fund’s Net Assets.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Bank of America, N.A.	22.3%

TD Bank, N.A.	9.6

PNC Bank, N.A.	6.3

FNMA	5.8

U.S. Bank, N.A.	5.7

JP Morgan Chase Bank, N.A.	5.6

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$50,650,547	$—	$50,650,547

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	TFI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.39%
Alabama—2.80%
Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/21	$1,500	$1,804,710
Alabama (State of) Public School & College Authority;
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	1,000	1,127,920
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,215,250
Alabama (State of) Special Care Facilities Financing Authority of Birmingham (Ascension Health Senior Credit Group); Series 2006 C-1, RB(a)(b)	4.10%	11/03/16	2,000	2,240,160
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS-AGM)(c)	4.00%	07/01/15	1,930	2,062,475
Series 2003 A, Ref. RB (INS-AGM)(c)	4.00%	07/01/16	2,335	2,536,814
Series 2003 A, Ref. RB (INS-AGM)(c)	4.00%	07/01/17	2,465	2,707,753
Series 2003 A, Ref. RB (INS-AGM)(c)	4.00%	07/01/18	1,985	2,206,486
Series 2003 A, Ref. RB (INS-AGM)(c)	4.00%	07/01/19	1,410	1,583,472
Series 2003 A, Ref. RB (INS-AGM)(c)	4.50%	07/01/20	1,375	1,571,185
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital);
Series 2009, Health Care Facility RB (INS-AGC)(c)	4.50%	06/01/18	990	1,041,500
Series 2009, Health Care Facility RB (INS-AGC)(c)	4.63%	06/01/19	750	787,733
Series 2009, Health Care Facility RB (INS-AGC)(c)	5.00%	06/01/21	525	550,536
Series 2009, Health Care Facility RB (INS-AGC)(c)	5.25%	06/01/24	1,000	1,044,350
Series 2009, Health Care Facility RB (INS-AGC)(c)	5.75%	06/01/29	2,000	2,128,100
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC)(c)	4.25%	08/01/18	3,540	4,110,153
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC)(c)	4.25%	08/01/19	3,535	4,145,671
Huntsville (City of) Health Care Authority;
Series 2010 A, RB	4.50%	06/01/15	1,970	2,136,505
Series 2010 A, RB	5.00%	06/01/18	2,740	3,151,082
Mobile (City of) Industrial Development Board (Alabama Power Co. — Barry Plant); Series 2007 C, PCR(a)(b)	5.00%	03/19/15	2,150	2,381,039
Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	4.00%	12/01/13	1,000	1,041,210

				41,574,104

Alaska—0.91%
Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation);
Series 2004 A, RB (INS-AGM)(c)	5.13%	04/01/19	1,000	1,196,170
Series 2009 C, Ref. RB	4.00%	04/01/13	545	555,181
Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,085,291
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	765	925,474
Alaska (State of) International Airports System; Series 2006 B, RB (INS-NATL)(c)	5.00%	10/01/27	1,135	1,273,674
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.63%	09/01/29	250	287,750
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,266,380
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC)(c)	5.13%	06/01/24	650	732,303
Valdez (City of) (BP Pipelines);
Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/21	1,800	2,128,104
Series 2003 C, Ref. Marine Terminal RB	5.00%	01/01/21	3,480	4,114,334

				13,564,661

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona—2.48%
Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC)(c)	4.00%	07/01/18	$1,250	$1,439,663
Arizona (State of);
Series 2010 A, COP (INS-AGM)(c)	5.00%	10/01/13	1,660	1,754,205
Series 2010 A, COP (INS-AGM)(c)	5.00%	10/01/14	3,000	3,272,970
Series 2010 A, COP (INS-AGM)(c)	5.00%	10/01/15	2,000	2,246,320
Series 2010 A, COP (INS-AGM)(c)	5.00%	10/01/16	3,000	3,452,070
Series 2010 A, COP (INS-AGM)(c)	5.00%	10/01/18	2,000	2,363,680
Series 2010 A, COP (INS-AGM)(c)	5.00%	10/01/19	1,000	1,198,220
Series 2010 B, COP (INS-AGM)(c)	5.00%	10/01/21	2,000	2,358,000
Series 2010 B, COP (INS-AGM)(c)	5.00%	10/01/22	2,000	2,324,280
Series 2010 B, COP (INS-AGM)(c)	5.00%	10/01/23	2,000	2,312,060
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS-AGC)(c)	5.00%	07/01/23	1,500	1,767,060
Mesa (City of); Series 2009, Highway Project Advancement RN	3.50%	07/01/15	5,000	5,154,950
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, RB	5.20%	07/01/22	350	362,229
Series 2012, RB	6.00%	07/01/32	500	523,845
Pima (County of) Metropolitan Domestic Water Improvement District; Series 2009, Ref. Sr. Lien RB (INS-AGM)(c)	3.00%	01/01/14	1,000	1,033,500
Pima (County of);
Series 2010, COP	3.50%	06/01/14	2,130	2,221,100
Series 2010, COP	3.50%	06/01/15	1,200	1,270,116
University Medical Center Corp.;
Series 2011, Hospital RB	3.00%	07/01/12	395	395,549
Series 2011, Hospital RB	4.00%	07/01/13	500	511,935
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI)(c)	5.00%	07/01/24	750	828,030

				36,789,782

California—9.94%
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC)(c)	5.00%	08/01/25	1,520	1,735,186
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS-AGC)(c)	5.25%	08/01/28	1,350	1,526,391
Association of Bay Area Governments Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.);
Series 2010, RB (INS-Cal-Mortgage)(c)	3.00%	09/01/12	200	200,854
Series 2010, RB (INS-Cal-Mortgage)(c)	4.00%	09/01/15	1,000	1,070,700
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2009, RB	5.00%	08/15/12	1,500	1,514,145
Series 2011, Ref. RB	5.00%	08/15/15	1,000	1,128,500
California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2009 C, Ref. RB(a)(b)	5.00%	10/16/14	3,125	3,395,812
Series 2009 D, Ref. RB(a)(b)	5.00%	10/18/16	6,000	6,863,700
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB (INS-Cal-Mortgage)(c)	5.10%	02/01/19	820	919,154
Series 2010 B, RB (INS-Cal-Mortgage)(c)	5.50%	02/01/24	1,250	1,372,938
California (State of) Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB(a)(b)	2.60%	09/02/14	4,650	4,842,975
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS-Cal-Mortgage)(c)	5.00%	08/15/17	385	430,854
Series 2008 A, RB (INS-Cal-Mortgage)(c)	5.25%	08/15/19	325	368,154
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (INS-AMBAC)(c)	5.05%	10/01/28	1,500	1,577,415
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, RB(a)(b)	1.13%	05/01/17	6,000	6,000,000
California (State of) Statewide Communities Development Authority (Southern California Edison Co.); Series 2006 A, Ref. PCR (INS-SGI)(a)(b)(c)	4.10%	04/01/13	1,575	1,621,147
California (State of) Statewide Communities Development Authority (State of California Proposition 1A Receivables Program); Series 2009, RB	5.00%	06/15/13	3,000	3,145,650
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	$1,900	$2,257,010
Series 2009 B, Ref. Economic Recovery Unlimited Tax GO Bonds(a)(b)	5.00%	07/01/14	1,095	1,195,433
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/16	2,500	2,889,275
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/17	2,000	2,362,620
Series 2012 A, Ref. Unlimited Tax GO Bonds(a)(b)	0.86%	05/01/15	3,000	3,000,000
Series 2012 B, Ref. VRD Unlimited Tax GO Bonds(d)	1.18%	05/01/19	4,000	4,000,000
California Infrastructure & Economic Development Bank (The Paul Getty Trust); Series 2011 J, Ref. RB(a)(b)	0.68%	04/01/14	2,000	2,000,000
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM)(c)(e)	0.00%	08/01/21	1,500	1,105,890
Evergreen Elementary School District (Election of 2006);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(c)(e)	0.00%	08/01/25	3,000	1,787,400
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(c)(e)	0.00%	08/01/28	1,000	488,180
Fresno (City of); Series 2008 A, Sewer System RB (INS-AGC)(c)	5.00%	09/01/25	2,040	2,308,729
Hayward Unified School District (Election of 2008);
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM)(c)(e)	0.00%	08/01/17	1,000	875,640
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM)(c)(e)	0.00%	08/01/20	1,000	776,540
Inland Valley Development Agency;
Series 2011 A, Tax Allocation RB(a)(b)	4.00%	03/01/14	4,000	4,111,680
Series 2011 B, Tax Allocation RB(a)(b)	4.25%	03/01/15	2,500	2,616,850
Series 2011 C, Tax Allocation RB(a)(b)	4.50%	03/01/16	2,500	2,655,975
Irvine (City of) Public Facilities & Infrastructure Authority;
Series 2012 A, Special Assessment RB	2.00%	09/02/12	1,050	1,053,581
Series 2012 A, Special Assessment RB	3.00%	09/02/14	445	459,035
Kern Community College District; Series 2010, Ref. COP	4.00%	04/01/14	2,000	2,108,520
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM)(c)	5.00%	08/01/24	1,000	1,161,720
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,101,730
Series 2009 A, Sr. RB	5.25%	05/15/29	1,000	1,146,030
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,499,620
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/26	670	767,338
Lynwood (City of) Utility Authority; Series 2009 A, Ref. Enterprise RB (INS-AGC)(c)	5.00%	06/01/29	1,625	1,773,590
Madera (City of) Irrigation District; Series 2008, Ref. Water RB	5.00%	01/01/23	2,250	2,459,722
Monrovia (City of) Financing Authority (Library); Series 2007, Lease RB (INS-AMBAC)(c)	4.63%	12/01/32	1,000	1,016,500
Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS-AGM)(c)	5.00%	08/01/16	1,000	1,139,920
Series 2009, COP (INS-AGM)(c)	5.00%	08/01/19	2,360	2,790,865
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC)(c)	5.00%	08/01/20	2,530	3,061,604
Newport Beach (City of) (Hoag Memorial Hospital Presbyterian); Series 2009 D, RB(a)(b)	5.00%	02/07/13	1,000	1,030,650
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/14	1,000	1,066,200
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,107,050
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,183,120
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,168,770
Palm Springs (City of) Financing Authority (Convention Center);
Series 2012 A, Ref. Lease RB	2.00%	11/01/12	300	301,881
Series 2012 A, Ref. Lease RB	2.00%	11/01/13	500	509,130
Series 2012 A, Ref. Lease RB	2.00%	11/01/14	600	612,840
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/23	1,300	853,489
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	$1,000	$1,179,490
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS-AGC)(c)	5.13%	07/01/25	1,500	1,685,760
Series 2010, Ref. COP	5.00%	02/01/14	6,000	6,309,660
Series 2010, Ref. COP	5.00%	02/01/16	4,665	5,140,410
Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,445,040
Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,376,200
Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,692,540
Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	582,410
San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/13	1,000	1,045,260
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	500	544,675
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,364,260
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL)(c)	4.38%	01/01/24	1,000	1,034,760
Santa Monica Community College District (Election of 2002); Series 2010 E, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/26	1,000	565,470
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/22	1,900	1,317,080
Series 2009 B-1, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/23	2,000	1,300,180
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM)(a)(b)(c)	3.50%	05/31/13	500	500,605
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC)(c)	5.00%	03/01/29	2,040	2,151,486
Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	4,600	5,172,286
Series 2009 A, Electric System RB	5.50%	08/01/15	625	699,338
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,273,540
West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,169,138
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM)(c)	5.00%	08/01/28	1,500	1,686,105

				147,753,395

Colorado—2.49%
Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.00%	05/15/29	450	504,167
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.20%	05/15/27	340	388,127
Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS-AGM)(c)	5.00%	12/01/20	1,000	1,147,310
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	880	1,026,071
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.);
Series 2003 A, Hospital RB (INS-AGM)(c)	5.00%	05/15/15	1,000	1,105,210
Series 2003 A, Hospital RB (INS-AGM)(c)	5.25%	05/15/26	1,000	1,125,650
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,329,711
Colorado School of Mines Board of Trustees; Series 2009 A, Ref. & Improvement Enterprise RB (CEP-Colorado Higher Education Intercept Program)	5.00%	12/01/29	500	553,520
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds	5.00%	12/01/28	1,000	1,195,560
E-470 Public Highway Authority;
Series 2007 C-2, Sr. RB (INS-NATL)(a)(b)(c)	5.00%	09/02/13	3,300	3,437,973
Series 2007 D-2, Sr. RB (INS-NATL)(a)(b)(c)	5.00%	09/02/13	14,755	15,371,907
Glenwood Springs (City of);
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/13	100	103,080
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/14	1,005	1,054,044
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,063,800

Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS-AMBAC)(c)	5.00%	12/01/14	1,300	1,432,561

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	$1,525	$1,772,263
Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,404,340

				37,015,294

Connecticut—0.60%
Connecticut (State of) (Transportation Infrastructure); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,377,960
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	4.00%	07/01/23	1,500	1,568,595
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University);
Series 2012 H, Ref. RB (INS-AGM)(c)	3.00%	07/01/13	1,000	1,024,010
Series 2012 H, Ref. RB (INS-AGM)(c)	4.00%	07/01/22	2,590	2,798,650
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,121,260

				8,890,475

Delaware—0.19%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/22	1,000	1,059,980
Series 2009 A, RB	5.00%	07/01/18	1,540	1,775,235

				2,835,215

District of Columbia—0.87%
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/17	2,035	2,153,091
District of Columbia (Georgetown University);
Series 2001 C, University RB(a)(b)	5.25%	04/01/23	2,000	2,226,960
Series 2009 A, Ref. University RB	5.00%	04/01/15	2,000	2,212,120
Series 2011, University RB(a)(b)	5.00%	04/01/21	2,055	2,411,830
District of Columbia;
Series 2011 B, Ref. Income Tax Sec. RB(a)	0.48%	12/01/13	2,000	2,000,000
Series 2011 E, Ref. Income Tax Sec. RB(a)	0.78%	12/01/15	2,000	2,000,000

				13,004,001

Florida—6.05%
Broward (County of);
Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,628,808
Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/25	2,700	3,129,273
Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/26	2,885	3,314,634
Citizens Property Insurance Corp. (Coastal Account);
Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,136,210
Series 2011 A-2, Sr. Sec. RB	2.00%	06/01/12	1,000	1,000,040
Citizens Property Insurance Corp. (High Risk Account);
Series 2009 A-1, Sr. Sec. RB (INS-AGC)(c)	4.00%	06/01/12	2,000	2,000,000
Series 2009 A-1, Sr. Sec. RB (INS-AGC)(c)	5.00%	06/01/16	2,000	2,254,100
Series 2010 A-1, Sr. Sec. RB (INS-AGM)(c)	5.00%	06/01/14	2,500	2,698,450
Series 2010 A-1, Sr. Sec. RB (INS-AGM)(c)	5.00%	06/01/17	2,000	2,267,420
Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,314,260
Series 2009 A, Lottery RB	5.25%	07/01/24	1,715	1,990,120
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL)(c)	5.00%	07/01/18	1,335	1,540,683
Florida (State of) Department of Environmental Protection;
Series 2002 B, Florida Forever RB(b)(f)	5.25%	07/01/12	3,000	3,042,420
Series 2003 C, Florida Forever RB (INS-AMBAC)(c)	5.00%	07/01/19	3,525	3,710,803
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College);
Series 2012 A, RB	2.00%	12/01/13	690	700,612
Series 2012 A, RB	2.00%	12/01/14	805	823,459
Series 2012 A, RB	3.00%	12/01/15	605	641,233
Florida (State of) Municipal Power Agency (St. Lucie);
Series 2011 A, RB	4.00%	10/01/16	500	552,510
Series 2011 A, RB	4.00%	04/01/17	500	553,505
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Florida Hurricane Catastrophe Fund Finance Corp.;
Series 2008 A, RB	5.00%	07/01/13	$1,730	$1,815,375
Series 2010 A, RB	5.00%	07/01/15	5,250	5,855,430
Gulf Breeze (City of) (2010 A Loan Program — Loans to City of Pensacola);
Series 2010 A, Capital Funding RB (INS-AGM)(c)	5.00%	10/01/15	1,590	1,775,203
Series 2010 A, Capital Funding RB (INS-AGM)(c)	5.00%	10/01/16	1,495	1,706,752
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB(g)	4.50%	12/01/20	3,050	3,525,891
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,230,160
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,312,560
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR(a)(b)	5.15%	09/01/13	550	578,969
Jacksonville (City of) (Better Jacksonville); Series 2003, Sales Tax RB(b)(f)	5.25%	10/01/13	3,000	3,195,990
JEA; Series 2009 Three A, Electric System RB	5.00%	10/01/26	1,125	1,189,924
Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS-AGM)(c)	5.00%	10/01/17	1,900	2,237,991
Series 2003, Ref. Electric System RB (INS-AGM)(c)	5.25%	10/01/15	1,500	1,702,275
Series 2003, Ref. Electric System RB (INS-AGM)(c)	5.25%	10/01/16	1,500	1,751,040
Lakeland (City of) (Lakeland Regional Health Systems); Series 2011, Ref. Hospital System RB	4.00%	11/15/14	585	620,463
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.13%	11/15/32	1,500	1,560,390
Series 2012, RB	5.50%	11/15/32	1,000	1,080,700
Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS-AGM)(c)	5.00%	01/01/16	1,000	1,118,120
Miami (City of);
Series 1998, Ref. Parking System RB (INS-NATL)(c)	5.25%	10/01/15	900	992,061
Series 2009, Ref. Parking System RB (INS-AGC)(c)	5.00%	10/01/28	750	820,905
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	592,740
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC)(c)	5.00%	06/01/18	1,000	1,168,270
Series 2009, Public Facilities RB (INS-AGC)(c)	5.50%	06/01/29	2,455	2,732,538
Miami-Dade (County of) (Miami International Airport);
Series 2009 A, Aviation RB (INS-AGC)(c)	5.00%	10/01/27	120	132,815
Series 2009 B, Aviation RB (INS-AGC)(c)	5.00%	10/01/26	1,000	1,114,160
Series 2009 B, Aviation RB (INS-AGC)(c)	5.00%	10/01/29	1,000	1,095,220
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2008 A-2, Hospital RB (INS-NATL)(a)(b)(c)	4.55%	08/01/13	500	518,395
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC)(c)	5.00%	10/01/24	1,500	1,703,475
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC)(c)	5.13%	10/01/25	1,525	1,729,213
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC)(c)	5.50%	10/01/20	1,500	1,809,015
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	1,085	1,172,777
Orange (County of); Series 2005, Ref. Tourist Development Tax RB (INS-AMBAC)(c)	5.00%	10/01/12	1,095	1,111,370
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	880,740
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS-AGC)(c)	6.25%	09/01/27	500	568,050
Volusia (County of) School Board; Series 2011, Ref. Sales Tax RB (INS-AGM)(c)	5.00%	10/01/14	2,000	2,153,900

				89,851,417

Georgia—3.29%
Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS-AGM)(c)	4.13%	11/01/19	970	1,101,105
Series 2009 B, Water & Wastewater RB (INS-AGM)(c)	5.00%	11/01/17	1,500	1,750,440
Series 2009 B, Water & Wastewater RB (INS-AGM)(c)	5.00%	11/01/20	1,500	1,762,380
Series 2009 B, Water & Wastewater RB (INS-AGM)(c)	5.00%	11/01/21	1,500	1,742,040
Series 2009 B, Water & Wastewater RB (INS-AGM)(c)	5.25%	11/01/27	2,000	2,469,600
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	2,440	2,728,896
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,835,500
Series 2009 A, RAC	4.50%	06/15/21	2,500	2,822,750
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB	4.00%	11/15/16	$2,460	$2,716,603
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	2,830	3,091,860
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2010 A, RAC	5.00%	02/15/16	1,245	1,383,855
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System);
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,120,820
Series 2008 A, RAC	5.25%	08/01/23	1,000	1,099,520
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM)(c)	5.25%	07/01/29	2,000	2,222,480
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/19	635	718,033
Series 2009, RAC	5.00%	08/01/24	1,260	1,425,274
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS-AGM)(c)	3.50%	08/01/20	2,000	2,130,560
Series 2010, RAC (INS-AGM)(c)	5.00%	08/01/21	1,500	1,742,100
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	4.00%	10/01/13	700	724,892
Series 2012 A, RB	4.00%	10/01/14	585	614,133
Series 2012 A, RB	4.00%	10/01/16	1,660	1,765,128
Series 2012 C, RB	5.25%	10/01/27	1,000	1,090,740
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,685,950
South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS-SGI)(c)	5.00%	08/01/20	1,385	1,595,852
Series 2007, RB (INS-SGI)(c)	5.00%	08/01/21	1,490	1,700,760
Series 2007, RB (INS-SGI)(c)	5.00%	08/01/22	605	683,989
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	4.75%	11/01/25	750	774,135
Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/24	2,000	2,331,420

				48,830,815

Guam—0.11%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.00%	12/01/12	480	487,023
Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,085	1,164,693

				1,651,716

Idaho—0.69%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,221,290
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	580,265
Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	485	518,775
Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	1,265	1,379,976
Regents of the University of Idaho;
Series 2007 B, General RB (INS-AGM)(a)(b)(c)	4.50%	04/01/18	1,760	1,992,584
Series 2011, Ref. General RB(a)(b)	5.25%	04/01/21	3,965	4,632,508

				10,325,398

Illinois—5.14%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM)(c)	5.00%	01/01/23	1,260	1,444,011
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,145	1,218,566
Chicago (City of) (O’Hare International Airport);
Series 2008 A, Ref. Passenger Facility Charge RB (INS-AGM)(c)	5.00%	01/01/16	1,400	1,575,266
Series 2010 C, Third Lien General Airport RB (INS-AGC)(c)	5.25%	01/01/21	1,025	1,234,695
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC)(c)	5.25%	06/01/23	2,500	2,814,225
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Cook (County of);
Series 2004 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC)(c)	5.00%	11/15/17	$5,000	$5,405,800
Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	2,015	2,406,494
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,000	5,880,350
Cook County School District No. 144 (Prairie Hills);
Series 2010 A, School Limited Tax GO Bonds(f)	4.00%	12/01/16	870	995,967
Series 2010 A, School Limited Tax GO Bonds(f)	4.25%	12/01/20	555	670,668
Series 2010 A, School Limited Tax GO Bonds (INS-AGM)(c)	4.00%	12/01/16	90	98,456
Series 2010 A, School Limited Tax GO Bonds (INS-AGM)(c)	4.25%	12/01/20	75	83,518
DeKalb County Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds(e)	0.00%	01/01/19	1,000	842,790
Series 2010, School Building Unlimited Tax CAB GO Bonds(e)	0.00%	01/01/20	1,000	806,560
Dolton (Village of);
Series 2009 A, Unlimited Tax GO Bonds (INS-AGC)(c)	4.25%	12/01/21	1,000	1,130,910
Series 2009 A, Unlimited Tax GO Bonds (INS-AGC)(c)	4.25%	12/01/22	1,000	1,120,020
Illinois (State of) (Illinois Fund for Infrastructure, Roads, Schools & Transit); Series 2002, Unlimited Tax GO Bonds(b)(f)	5.25%	10/01/12	1,000	1,016,800
Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2003 A, RB(a)(b)	4.38%	07/01/14	775	826,049
Series 2010 D, Ref. RB	5.00%	04/01/20	1,200	1,410,228
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/26	2,500	2,868,900
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 A, RB	7.00%	11/15/27	1,000	1,119,340
Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS-AGM)(c)	5.00%	05/15/17	2,000	2,206,720
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS-AGM)(c)	5.25%	03/01/22	1,275	1,486,293
Series 2005, RB (INS-AGM)(c)	5.25%	03/01/23	1,500	1,727,505
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 A, RB (INS-AGC)(c)	5.25%	08/15/33	665	718,014
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,015	2,094,109
Illinois (State of) Finance Authority (University of Chicago); Series 1998 B, RB(a)(b)	3.38%	02/03/14	1,045	1,094,355
Illinois (State of) Student Assistance Commission; Series 2009, Student Loan RB (INS-AGC)(c)	3.15%	05/01/14	1,820	1,822,730
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM)(c)	5.00%	01/01/16	1,000	1,106,700
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM)(c)	5.00%	01/01/17	800	894,728
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/24	2,000	2,213,900
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/25	2,000	2,198,260
Joliet (City of);
Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/14	750	783,615
Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/15	1,000	1,065,340
Kane & DeKalb Counties Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO Bonds (INS-AGM)(c)	5.50%	02/01/28	1,500	1,701,465
Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO Bonds (INS-NATL)(c)	5.25%	01/01/23	4,000	4,609,240
Kendall, Kane & Will Counties Community Unit School District No. 308;
Series 2007, Unlimited Tax GO Bonds (INS-AGC)(c)	5.00%	02/01/23	5,795	6,425,960
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL)(c)	4.38%	10/01/21	1,020	1,107,842
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS-NATL)(c)	5.00%	01/01/19	1,000	1,140,410
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,000	1,154,100
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	1,000	1,221,810
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	1,480	1,753,460
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/17	1,060	1,226,176
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College); Series 2008, Alternative Revenue Source Unlimited Tax GO Bonds	5.75%	06/01/27	1,435	1,641,324

				76,363,669

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—1.02%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	$1,000	$1,172,900
Indiana (State of) Health Facility Financing Authority (Ascension Health Subordinate Credit Group); Series 2005 A-6, RB(a)(b)	5.00%	06/01/14	3,500	3,805,200
Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana); Series 2004 A, Hospital RB	5.38%	03/01/19	1,000	1,050,610
Indiana (State of) Municipal Power Agency;
Series 2011 A, Power Supply System RB	5.00%	01/01/21	250	303,930
Series 2011 A, Power Supply System RB	5.00%	01/01/22	250	301,968
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC)(c)	5.25%	01/01/29	1,040	1,168,586
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS-AGM)(c)	5.13%	01/15/24	2,285	2,640,477
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-AGC)(c)	5.00%	01/15/22	2,470	2,665,500
Rockport (City of) (Indiana Michigan Power Co.);
Series 2009 A, Ref. PCR(a)(b)	6.25%	06/02/14	1,000	1,090,420
Series 2009 B, Ref. PCR(a)(b)	6.25%	06/02/14	500	545,210
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC)(c)	5.00%	10/01/23	400	459,532

				15,204,333

Iowa—1.82%
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/28	1,825	2,005,894
Des Moines (City of); Series 2011 A, Unlimited Tax GO Bonds	3.00%	06/01/17	3,050	3,380,284
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS-AGC)(c)	5.00%	02/15/18	1,000	1,182,210
Series 2005 A, Health Facilities RB (INS-AGC)(c)	5.00%	02/15/19	500	598,880
Series 2009 F, Health Facilities RB(a)(b)	5.00%	08/15/12	1,300	1,312,077
Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	4.00%	12/01/13	1,500	1,562,940
Series 2009 1, RB	5.00%	12/01/15	2,500	2,787,300
Series 2009 1, RB	5.00%	12/01/16	2,525	2,861,078
Series 2009 1, RB	5.25%	12/01/17	2,500	2,891,575
Series 2009 1, RB	5.25%	12/01/18	2,500	2,910,100
Series 2009 2, RB	5.40%	12/01/23	2,500	2,784,800
Series 2009 3, RB	5.00%	12/01/19	2,500	2,840,775

				27,117,913

Kansas—0.31%
Dodge City (City of); Series 2009, Sales Tax RB (INS-AGC)(c)	5.00%	06/01/21	1,000	1,196,070
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,165,230
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,757,305
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/24	500	552,285

				4,670,890

Kentucky—2.36%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS-AGC)(c)	5.25%	02/01/28	1,030	1,102,461
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC)(c)	5.75%	12/01/28	550	610,330
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS-AGM)(c)	4.00%	09/01/16	800	891,160
Series 2010 A, Power System RB (INS-AGM)(c)	5.00%	09/01/21	5,860	7,026,960
Series 2010 A, Power System RB (INS-AGM)(c)	5.00%	09/01/22	4,560	5,396,714
Series 2010 A, Power System RB (INS-AGM)(c)	5.00%	09/01/23	1,000	1,173,240
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—(continued)
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District;
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/14	$1,500	$1,629,105
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	2,500	2,811,950
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	12,223,200
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC)(c)	5.00%	10/01/24	2,000	2,285,220

				35,150,340

Louisiana—3.85%
Greater New Orleans Expressway Commission; Series 2009, Ref. RB (INS-AGC)(c)	2.75%	11/01/14	600	624,858
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (INS-AGM)(c)	5.25%	01/01/28	1,000	1,130,660
Lafayette (City of); Series 2010, Utilities RB	5.00%	11/01/26	2,500	2,863,400
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.);
Series 2011, Ref. RB (INS-AGM)(c)	3.00%	12/01/15	1,750	1,874,092
Series 2011, Ref. RB (INS-AGM)(c)	4.00%	12/01/17	1,690	1,929,034
Series 2011, Ref. RB (INS-AGM)(c)	4.00%	12/01/18	1,775	2,043,504
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS-AGM)(c)	4.00%	04/01/18	1,600	1,812,544
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles Public Improvement); Series 2010, RB (INS-AGC)(c)	3.00%	05/01/14	1,000	1,040,490
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles);
Series 2009, Ref. RB (INS-AGC)(c)	4.00%	04/01/16	1,435	1,580,136
Series 2009, Ref. RB (INS-AGC)(c)	4.00%	04/01/18	1,555	1,759,529
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,174,310
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC)(c)	5.00%	10/01/26	1,500	1,671,240
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC)(c)	5.00%	02/01/29	1,000	1,116,790
Louisiana (State of) Offshore Terminal Authority (Loop LCC); Series 2007 B-2A, Deepwater Port RB(a)(b)	2.13%	10/01/15	1,000	1,013,710
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-AGC)(c)	5.00%	07/01/22	500	544,225
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008 B, Ref. RB (INS-AGC)(c)	5.75%	07/01/18	795	855,698
Series 2009 A, Ref. RB	5.00%	07/01/13	1,500	1,562,235
Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,100,450
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,121,860
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,188,040
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS-AMBAC)(c)	5.00%	06/01/18	1,000	1,124,070
Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District Court Building); Series 2007, RB (INS-NATL)(c)	4.50%	06/01/21	1,000	1,089,090
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC)(c)	5.00%	06/01/16	1,000	1,125,810
Series 2006 B, Assessment RB (INS-AMBAC)(c)	5.25%	06/01/14	1,280	1,378,650
Series 2006 C-3, Assessment RB (INS-AGC)(c)	6.13%	06/01/25	1,550	1,802,340
Series 2012, Ref. RB	5.00%	06/01/24	1,020	1,152,661
Monroe (City of) (Economic Development — Garret Rd.);
Series 2008, Ref. & Sales Tax Increment RB (INS-AGC)(c)	5.25%	03/01/22	1,300	1,326,026
Series 2008, Ref. & Sales Tax Increment RB (INS-AGC)(c)	5.38%	03/01/24	1,000	1,018,520
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana—(continued)
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.00%	01/01/16	$1,250	$1,365,650
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/17	1,730	1,919,539
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/18	1,575	1,766,646
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/19	1,100	1,259,973
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/20	1,890	2,169,758
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/25	1,000	1,123,630
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC)(c)	5.00%	01/01/19	500	573,635
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC)(c)	6.00%	01/01/23	1,025	1,226,033
New Orleans (City of); Series 2009, Ref. Sewerage Service RB (INS-AGC)(c)	6.25%	06/01/29	1,000	1,144,400
Plaquemines (Parish of) Law Enforcement District;
Series 2009, Limited Tax GO Bonds	4.00%	09/01/14	1,200	1,257,984
Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	1,350	1,501,551
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(a)(b)	4.00%	06/01/22	1,750	1,794,975
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,000	1,043,070
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	1,082,970

				57,253,786

Maine—0.38%
Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM)(c)	5.00%	12/15/19	750	859,470
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM)(c)	5.00%	12/15/20	870	986,423
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM)(c)	5.50%	12/15/23	950	1,075,001
Maine (State of) Housing Authority; Series 2009 B, Mortgage Purchase RB	5.00%	11/15/29	2,500	2,713,700

				5,634,594

Maryland—0.50%
Baltimore (City of) (Water); Series 2009 A, Sub. Project RB	5.13%	07/01/29	250	285,363
Maryland (State of) Health & Higher Educational Facilities Authority (Carroll Hospital); Series 2012 A, RB	5.00%	07/01/26	1,000	1,116,130
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,126,000
Series 2008, RB (INS-AGC)(c)	5.00%	07/01/20	1,000	1,132,150
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	3.00%	08/15/13	800	819,312
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group);
Series 2008 B, RB	5.00%	05/15/46	1,000	1,043,790
Series 2008 B, RB	5.00%	05/15/48	715	797,532
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,076,250

				7,396,527

Massachusetts—0.95%
Massachusetts (State of) Development Finance Agency (Baystate Medical Center); Series 2009 K-1, RB(a)(b)	5.00%	07/01/13	2,500	2,599,850
Massachusetts (State of) Development Finance Agency (Berkshire Health System); Series 2012 G, RB	5.00%	10/01/27	1,000	1,105,670
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS-AGC)(c)	4.00%	11/15/17	730	817,366
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB(a)(b)	2.25%	09/01/16	920	946,459
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS-AGC)(c)	5.00%	07/01/23	1,095	1,246,898
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,762,185
Massachusetts (State of) Housing Finance Agency; Series 2010 F, Construction Loan RN	2.00%	12/01/12	550	550,358
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)
Massachusetts (State of);
Series 2012 A, Consolidated Loan Limited Tax GO Bonds(a)	0.63%	09/01/15	$2,000	$2,000,000
Series 2012 A, VRD Limited Tax GO Bonds(a)	0.58%	02/01/15	1,000	1,000,000
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS-AGC)(c)	4.00%	11/01/16	1,860	2,076,988

				14,105,774

Michigan—4.69%
Adrian City School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-AGM)(c)	5.50%	05/01/15	755	856,744
Battle Creek (City of); Series 2008, Ref. Downtown Development Limited Tax GO Bonds (INS-AMBAC)(c)	5.00%	05/01/15	1,110	1,230,835
Central Michigan University Board of Trustees;
Series 2009, Ref. General RB	5.00%	10/01/13	1,430	1,511,739
Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,649,962
Detroit (City of);
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/14	1,445	1,572,131
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/16	1,000	1,142,850
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/19	1,000	1,172,030
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/20	1,000	1,177,870
Hastings Area School System; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC)(c)	3.25%	05/01/15	1,475	1,550,623
Michigan (State of) Building Authority (Facilities Program);
Series 2003 I, Ref. RB (INS-AGM)(c)	5.25%	10/15/16	4,315	4,573,555
Series 2009 I, Ref. RB (INS-AGC)(c)	5.00%	10/15/23	7,150	8,394,815
Series 2009 I, Ref. RB (INS-AGC)(c)	5.25%	10/15/24	1,040	1,227,450
Series 2009 II, RB	4.00%	10/15/15	1,000	1,091,840
Series 2009 II, RB	4.00%	10/15/16	1,950	2,167,600
Series 2009 II, RB (INS-AGM)(c)	5.00%	10/15/21	1,180	1,396,813
Series 2009 II, RB (INS-AGM)(c)	5.00%	10/15/22	520	609,918
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010 F-3, Ref. & Project RB(a)(b)	2.63%	06/30/14	2,700	2,812,158
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/13	540	558,727
Series 2009, Ref. RB	4.00%	11/15/14	655	690,318
Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,720,755
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,180,100
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,299,562
Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.00%	05/01/21	1,515	1,773,262
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.13%	05/01/23	300	346,821
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.25%	05/01/24	500	575,920
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	2,053,019
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,117,201
Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,719,160
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,767,735
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,088,370
Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,341,400
Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,262,360
Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	2,072,880
Southgate Community School District; Series 2005, Ref. Unlimited Tax GO Bonds (INS-NATL)(c)	5.00%	05/01/18	1,710	1,902,563
Wayne State University Board of Governors;
Series 2007 A, General RB (INS-NATL)(c)	5.00%	11/15/12	1,190	1,213,550
Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,289,700
Ypsilanti School District;
Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC)(c)	4.00%	05/01/14	1,985	2,083,992
Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC)(c)	5.00%	05/01/18	1,270	1,470,444

				69,666,772

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—2.73%
Duluth Independent School District No. 709;
Series 2009 B, COP	4.00%	03/01/13	$1,325	$1,360,643
Series 2009 B, COP	4.00%	03/01/14	1,360	1,440,362
Series 2009 B, COP	4.00%	03/01/15	1,400	1,521,086
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS-AGM)(c)	5.00%	08/15/19	1,400	1,690,934
Series 1995 B, Health Care RB (INS-AGM)(c)	5.00%	08/15/21	1,350	1,618,758
Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	878,840
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Ref. Sub. RB (INS-NATL)(c)	5.00%	01/01/19	2,930	3,289,159
Series 2009 A, Ref. Sr. RB	4.00%	01/01/16	135	148,493
Series 2009 A, Ref. Sr. RB	5.00%	01/01/20	1,000	1,189,950
Series 2011, Ref. RB	5.00%	01/01/20	1,500	1,801,710
Series 2011, Ref. RB	5.00%	01/01/21	1,240	1,497,796
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS-AGC)(c)	4.00%	02/15/14	1,000	1,050,910
Series 2008 C-1, Health Care Facilities RB (INS-AGC)(c)	4.00%	02/15/20	1,500	1,687,875
Series 2008 C-1, Health Care Facilities RB (INS-AGC)(c)	5.00%	02/15/16	570	644,054
Series 2008 C-1, Health Care Facilities RB (INS-AGC)(c)	5.00%	02/15/21	1,500	1,774,440
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,098,860
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,122,020
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,143,300
Series 2009 Six-X, RB	5.00%	04/01/24	500	553,630
Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential RB	5.20%	01/01/23	730	777,676
Series 2009 B, Residential RB	5.45%	07/01/24	665	738,556
Minnesota (State of) Tobacco Securitization Authority;
Series 2011 B, Tobacco Settlement RB	4.85%	03/01/26	1,055	1,149,792
Series 2011 B, Tobacco Settlement RB	5.00%	03/01/16	1,000	1,133,560
Series 2011 B, Tobacco Settlement RB	5.00%	03/01/18	500	573,930
Series 2011 B, Tobacco Settlement RB	5.00%	03/01/19	1,000	1,159,070
Series 2011 B, Tobacco Settlement RB	5.00%	03/01/20	1,000	1,160,580
Series 2011 B, Tobacco Settlement RB	5.00%	03/01/21	1,000	1,163,230
Series 2011 B, Tobacco Settlement RB	5.00%	03/01/22	750	872,445
St. Cloud (City of) (CentraCare Health System);
Series 2010 A, Health Care RB	5.00%	05/01/15	500	555,085
Series 2010 B, Health Care RB	5.00%	05/01/13	595	618,342
Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,138,570
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, Health Care RB	5.00%	02/01/16	1,470	1,619,925
Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,450,551

				40,624,132

Mississippi—0.52%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,877,857
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC)(c)	5.00%	07/01/24	1,000	1,144,590
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (INS-AGM)(c)	5.00%	07/01/19	1,160	1,329,812
Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS-AMBAC)(c)	5.00%	07/01/16	1,000	1,126,680
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2004 B-2, RB	5.00%	09/01/23	1,975	2,272,909

				7,751,848

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—1.34%
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	$500	$536,355
Kansas City (City of);
Series 2008 A, Ref. General Improvement Airport RB	4.00%	09/01/14	1,000	1,069,460
Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,210,840
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	1,250	1,428,537
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Pool Program); Series 1999, VRD Lease RB(d)(h)	3.40%	12/01/22	500	500,000
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,193,610
Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,569,030
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Episcopal-Presbyterian Hospitals);
Series 2011, Health Facilities RB	3.00%	12/01/12	200	202,438
Series 2011, Health Facilities RB	5.00%	12/01/13	200	212,106
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/20	1,000	1,178,540
St. Charles (City of);
Series 2012, COP	2.00%	11/01/12	1,000	1,006,650
Series 2012, COP	2.00%	05/01/15	1,885	1,930,768
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM)(c)	5.00%	07/01/20	1,125	1,242,045
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS-AGC)(c)	5.00%	07/15/21	1,500	1,671,435

				19,951,814

Montana—0.52%
Gallatin (County of) Airport Authority (Passenger Facility Charge Supported); Series 2009, RB	4.38%	06/01/29	1,500	1,590,420
Helena (City of); Series 2009, COP	5.00%	01/01/29	400	451,152
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group); Series 2010, Health Care Facilities RB	5.00%	07/01/30	400	441,180
Montana (State of) Facility Finance Authority (Master Loan Program-Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/18	1,010	1,200,597
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,120,250
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,966,375

				7,769,974

Nebraska—0.04%
Douglas County School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO Bonds(b)(f)	5.45%	01/12/14	500	541,365

Nevada—2.17%
Clark (County of);
Series 2006, Bond Bank Limited Tax GO Bonds (INS-AMBAC)(c)	5.00%	11/01/21	5,235	6,037,421
Series 2009 C, Sub. Lien Airport System RB (INS-AGM)(c)	5.00%	07/01/22	1,000	1,147,010
Series 2009 C, Sub. Lien Airport System RB (INS-AGM)(c)	5.00%	07/01/23	4,000	4,563,160
Series 2009 C, Sub. Lien Airport System RB (INS-AGM)(c)	5.00%	07/01/24	1,855	2,093,905
Series 2009 C, Sub. Lien Airport System RB (INS-AGM)(c)	5.00%	07/01/25	1,500	1,678,950
Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,257,940
Clark County School District; Series 2004 A, Ref. Limited Tax GO Bonds (INS-AGM)(c)	5.00%	06/15/16	5,000	5,450,300
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,100	4,584,907
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	577,785
Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS-AGM)(c)	5.00%	06/01/15	750	825,398
Series 2004 C, Hospital RB (INS-AGM)(c)	5.00%	06/01/17	1,365	1,572,821
Series 2005 A, Hospital RB (INS-AGM)(c)	5.25%	06/01/17	1,300	1,513,408

				32,303,005

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire—0.38%
Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	$1,750	$1,883,122
Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	562,220
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/25	525	586,814
Series 2011, RB	5.50%	10/01/26	510	576,280
New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	425	466,561
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	300	326,622
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	1,185	1,289,327

				5,690,946

New Jersey—3.25%
Hudson (County of); Series 2011, Unlimited Tax GO BAN	2.00%	12/07/12	2,500	2,518,150
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/21	1,500	1,660,230
Series 2010 A, RB	5.25%	06/01/20	1,295	1,473,231
New Jersey (State of) Economic Development Authority;
Series 2004, Cigarette Tax RB(f)	5.50%	06/15/16	1,805	2,153,166
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	737,881
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,839,106
Series 2012, Ref. RB	5.00%	06/15/23	1,500	1,699,650
Series 2012, Ref. RB	5.00%	06/15/24	4,500	5,034,825
New Jersey (State of) Educational Facilities Authority (Seton Hall University); Series 2011 A, Ref. RB	2.00%	07/01/14	1,000	1,023,280
New Jersey (State of) Health Care Facilities Financing Authority (Barnabus Health);
Series 2011 A, Ref. RB	3.00%	07/01/12	1,000	1,000,980
Series 2011 A, Ref. RB	5.00%	07/01/13	1,000	1,041,600
New Jersey (State of) Health Care Facilities Financing Authority (Bayonne Hospital Obligated Group); Series 1994, RB (INS-AGM)(c)	6.25%	07/01/12	530	530,758
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/15	1,000	1,111,620
New Jersey (State of) Transportation Trust Fund Authority;
Series 2011 B, Transportation System RB	5.00%	06/15/19	1,000	1,203,040
Series 2011 B, Transportation System RB	5.00%	06/15/20	1,000	1,207,480
Series 2011 B, Transportation System RB	5.00%	06/15/21	1,000	1,210,310
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	2,000	2,388,080
Series 2009 H, RB	5.00%	01/01/21	2,000	2,360,900
Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009 A, City-Secured Police Facility RB (INS-AGC)(c)	5.00%	12/01/21	1,130	1,305,884
Series 2009 A, City-Secured Police Facility RB (INS-AGC)(c)	5.38%	12/01/26	750	858,383
Newark (City of); Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO Bonds	4.00%	10/01/16	3,710	4,079,145
North Arlington (Borough of); Series 2011, Unlimited Tax GO Notes	2.00%	06/01/12	3,089	3,088,802
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/25	1,500	1,697,940
Perth Amboy (City of) Board of Education;
Series 2010, Ref. COP (INS-AGC)(c)	4.00%	06/15/12	1,135	1,136,203
Series 2010, Ref. COP (INS-AGC)(c)	4.00%	12/15/12	1,285	1,303,183
Series 2010, Ref. COP (INS-AGC)(c)	4.00%	06/15/15	1,345	1,433,353
Series 2010, Ref. COP (INS-AGC)(c)	4.00%	12/15/15	1,395	1,498,718
South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,650,970

				48,246,868

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—4.55%
Amherst Development Corp. (UBF Faculty-Student Housing Corp. -Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS-AGM)(c)	4.00%	10/01/16	$1,000	$1,099,280
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/14	560	593,863
Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	513,534
Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	426,703
Metropolitan Transportation Authority;
Series 2008 B, RB(a)(b)	5.00%	11/15/12	365	372,556
Series 2008 B-3b, Ref. Dedicated Tax Fund RB(a)(b)	0.73%	11/01/13	2,000	2,000,000
Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	1,062,246
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,849,838
Nassau (County of);
Series 2011 A, Transportation Unlimited Tax GO Notes	2.50%	09/30/12	1,500	1,510,740
Series 2011 B, Transportation Unlimited Tax GO Notes	2.50%	10/31/12	2,535	2,551,097
New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,289,260
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,200,875
New York (City of); Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	894,968
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	584,385
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,440,473
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/15	500	556,155
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (INS-AGC)(c)	5.75%	10/01/24	1,000	1,199,740
New York (State of) Dormitory Authority (St. Lawrence University); Series 2009, RB	5.00%	07/01/14	2,000	2,161,920
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/22	2,635	3,042,397
Series 2011 A, RB	4.00%	11/01/14	1,550	1,662,669
Series 2011 A, RB	4.00%	11/01/15	1,580	1,730,037
Series 2011 A, RB	4.00%	11/01/16	1,090	1,214,576
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 1994 C, Ref. PCR(a)(b)	3.00%	06/03/13	4,000	4,060,360
New York City Housing Development Corp.; Series 2009 L-2, MFH RB(a)(b)	2.00%	09/16/13	3,220	3,261,667
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC)(c)	4.00%	10/01/19	1,100	1,223,387
Suffolk (County of);
Series 2011 I, Unlimited Tax GO TAN	2.00%	07/12/12	2,000	2,001,800
Series 2012 II, Unlimited Tax GO TAN	2.00%	07/12/12	15,000	15,020,700
Tobacco Settlement Financing Corp.;
Series 2011 A, Asset-Backed RB	3.00%	06/01/16	3,000	3,233,340
Series 2011 A, Asset-Backed RB	4.00%	06/01/17	4,000	4,534,680
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM)(c)	5.00%	11/15/20	655	757,691
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM)(c)	5.00%	11/15/22	500	565,335

				67,616,272

North Carolina—0.74%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,139,060
Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	4,180,260
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB (INS-AGC)(c)	6.00%	01/01/19	420	482,685
Series 2012 A, Power System RB	5.00%	01/01/26	1,500	1,745,850
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB(a)(b)	4.00%	03/01/18	2,000	2,266,740
Oak Island (Town of); Series 2008 A, Enterprise System RB (INS-NATL)(c)	5.00%	06/01/20	1,065	1,212,045

				11,026,640

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—5.17%
Akron (City of);
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC)(c)	5.00%	03/01/16	$2,675	$3,078,283
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC)(c)	5.00%	03/01/18	2,010	2,402,975
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/25	1,000	1,114,570
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,151,050
Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,388,680
Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,520,235
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,248,886
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/12	930	930,000
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,570,312
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,170,955
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/24	1,090	890,094
Cleveland (City of);
Series 2006 A, Airport System RB (INS-AMBAC)(c)	5.25%	01/01/21	3,980	4,628,581
Series 2009 C, Airport System RB (INS-AGC)(c)	5.00%	01/01/18	2,000	2,295,520
Series 2009 C, Airport System RB (INS-AGC)(c)	5.00%	01/01/19	2,000	2,290,620
Series 2009 C, Airport System RB (INS-AGC)(c)	5.00%	01/01/20	4,000	4,503,880
Series 2009 C, Airport System RB (INS-AGC)(c)	5.00%	01/01/23	2,000	2,196,560
Series 2009 C, Airport System RB (INS-AGC)(c)	5.00%	01/01/27	1,000	1,073,800
Series 2011 A, Airport System RB	5.00%	01/01/17	7,605	8,569,086
Series 2011 A, Airport System RB	5.00%	01/01/22	2,315	2,611,644
Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB(a)(b)	4.00%	08/01/16	2,500	2,753,200
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	250	266,250
Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	192,431
Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	284,150
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,451,530
Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,138,060
Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,141,410
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/24	1,000	1,155,650
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	6,120	7,078,269
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,694,752
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB(a)(b)	4.88%	07/15/15	2,525	2,788,913
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,238,326

				76,818,672

Oklahoma—1.64%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,072,650
Oklahoma (County of) Finance Authority (Midwest City-Del City Public Schools);
Series 2012, Educational Facilities Lease RB	2.00%	03/01/13	1,000	1,011,030
Series 2012, Educational Facilities Lease RB	2.00%	03/01/14	1,250	1,276,888
Series 2012, Educational Facilities Lease RB	2.00%	03/01/15	1,195	1,227,886
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,310,280
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,146,420
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,411,392
Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	360,837
Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	299,843
Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	292,785
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,460,501
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma—(continued)
Tulsa (City of) Airports Improvement Trust;
Series 2009 A, General RB	4.00%	06/01/15	$670	$705,188
Series 2009 A, General RB	5.38%	06/01/24	1,750	1,888,180
Tulsa (County of) Industrial Authority (Jenks Public Schools); Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,153,180
Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,581,350
Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,131,220

				24,329,630

Oregon—0.77%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2009 B, RB(a)(b)	5.00%	07/15/12	1,000	1,005,190
Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,139,990
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	578,905
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,676,131
Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/15	660	753,119
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,190,012
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,000	1,077,850
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	1,000	1,110,440
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty)(e)	0.00%	06/15/23	2,500	1,843,650

				11,375,287

Pennsylvania—5.01%
Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	923,384
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	562,415
Erie (County of) Hospital Authority (St. Vincent Health Center); Series 2010 A, RB	4.50%	07/01/12	600	600,210
Lancaster (County of) Solid Waste Management Authority; Series 2009 B, Resource Recovery System RB	4.00%	12/15/12	2,000	2,032,440
Pennsylvania (Sate of) Economic Development Financing Agency (Forum Place);
Series 2012, Governmental Lease RB	3.00%	03/01/14	450	464,378
Series 2012, Governmental Lease RB	4.00%	03/01/16	250	271,720
Pennsylvania (State of) Economic Development Financing Authority (PPL Electric Utilities Corp.); Series 2008, Ref. PCR	4.00%	10/01/23	500	528,665
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	3,000	3,531,690
Series 2009, RB	5.00%	08/01/17	1,000	1,193,960
Series 2009, RB	5.00%	08/01/21	775	923,095
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2008 B, RB	5.00%	08/15/13	1,345	1,416,298
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	5,957,900
Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB (INS-AGC)(c)	6.00%	06/01/23	500	603,505
Series 2009 B, Sub. RB	5.00%	06/01/21	3,550	4,140,755
Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,877,650
Series 2011 A, RB	5.00%	12/01/22	1,500	1,848,015
Series 2011 A, RB	5.00%	12/01/23	1,500	1,854,510
Philadelphia (City of) (1975 General Ordinance); Twentieth Series 2011, Ref. Gas Works RB	4.00%	07/01/15	2,465	2,628,060
Philadelphia (City of) (1998 General Ordinance);
Tenth Series 2011, Ref. Gas Works RB	4.00%	07/01/13	1,165	1,201,791
Tenth Series 2011, Ref. Gas Works RB	4.00%	07/01/14	1,605	1,687,144
Tenth Series 2011, Ref. Gas Works RB (INS-AGM)(c)	4.00%	07/01/17	1,000	1,086,160
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/27	1,320	1,372,760
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Philadelphia (City of);
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC)(c)	4.50%	08/01/20	$2,150	$2,425,501
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC)(c)	5.25%	08/01/21	2,500	2,909,050
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC)(c)	5.25%	08/01/22	5,000	5,757,650
Series 2009 B, Limited Tax GO Bonds (INS-AGC)(c)	5.75%	07/15/17	1,000	1,150,260
Series 2009 B, Limited Tax GO Bonds (INS-AGC)(c)	6.00%	07/15/18	1,000	1,150,520
Series 2009 B, Limited Tax GO Bonds (INS-AGC)(c)	6.25%	07/15/23	2,000	2,281,860
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM)(c)	5.00%	06/15/19	1,000	1,205,230
Philadelphia School District; Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	09/01/14	1,000	1,092,160
Pittsburgh (City of) Water & Sewer Authority; Subseries 2008 C-1D, Ref. RB (INS-AGC)(a)(b)(c)	2.63%	09/01/12	1,000	1,003,620
Pittsburgh Public School District; Series 2009 A, Limited Tax GO Bonds (INS-AGC)(c)	4.00%	09/01/19	3,105	3,571,371
Reading (City of); Series 2008, Unlimited Tax GO Bonds (INS-AGM)(c)	5.63%	11/01/23	1,500	1,740,390
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (INS-AGC)(c)	6.00%	07/01/26	500	587,330
Spring-Ford Area School District;
Series 2012, Unlimited Tax GO Bonds	2.00%	03/01/15	500	515,385
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/16	685	736,026
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/17	620	671,193
St. Mary Hospital Authority (Catholic Health East);
Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,558,852
Series 2010 A, Health System RB	5.00%	11/15/18	2,645	3,103,167
University of Pittsburgh-Of the Commonwealth System of Higher Education (University Capital);
Series 2002 B, Ref. RB(a)(b)	5.50%	09/15/13	1,000	1,060,830
Series 2005 A, RB(a)(b)	5.50%	09/15/13	1,000	1,060,830
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS-AGM)(c)	5.50%	04/01/24	500	590,325
York (City of) Sewer Authority;
Series 2010, Gtd. RB (INS-AGC)(c)	5.00%	12/01/22	750	838,672
Series 2010, Gtd. RB (INS-AGC)(c)	5.00%	12/01/23	1,620	1,787,330

				74,504,057

Puerto Rico—0.49%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/29	3,000	3,168,990
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.00%	08/01/19	3,000	3,525,120
First Subseries 2010 A, RB	3.38%	08/01/16	500	529,585

				7,223,695

Rhode Island—0.85%
North Providence (Town of); Series 2010, Deficit Unlimited Tax GO Bonds (INS-AGM)(c)	3.00%	07/15/12	1,835	1,837,000
Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	1,150	1,260,757
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2006 A, Ref. Hospital Financing RB (INS-AGM)(c)	5.00%	05/15/15	1,000	1,105,210
Series 2009 A, Hospital Financing RB (INS-AGC)	6.13%	05/15/27	500	588,875
Rhode Island Health & Educational Building Corp. (Public Schools Financing Program-City of Woonsocket);
Series 2009 E, RB (INS-AGC)(c)	5.00%	05/15/19	2,145	2,452,700
Series 2009 E, RB (INS-AGC)(c)	5.00%	05/15/20	1,000	1,128,720
Series 2009 E, RB (INS-AGC)(c)	5.00%	05/15/22	2,535	2,830,556
Rhode Island Health & Educational Building Corp. (University of Rhode Island-Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC)(c)	5.25%	09/15/29	1,265	1,424,023

				12,627,841

South Carolina—1.85%
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/27	3,130	3,459,433
Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	1,000	1,091,220
Piedmont Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,225	2,521,926
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,376,060
Rock Hill (City of);
Series 2009 C, Ref. Combined Utility System RB (INS-AGC)(c)	4.00%	01/01/13	2,210	2,251,128
Series 2009 C, Ref. Combined Utility System RB (INS-AGC)(c)	4.00%	01/01/15	2,405	2,581,190
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	$815	$919,670
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2010, Ref. Hospital RB	5.00%	02/01/13	790	811,772
Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,098,170
Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,288,702
Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,165,070
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health);
Series 2005 A, Ref. Hospital RB (INS-AGM)(c)	4.00%	08/01/17	1,500	1,632,135
Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	546,435
South Carolina (State of) Transportation Infrastructure Bank; Series 2004 A, RB (INS-AMBAC)(c)	5.25%	10/01/22	1,390	1,512,737
Spartanburg (City of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS-AGC)(c)	4.00%	03/01/16	1,110	1,228,359
Spartanburg Regional Health Services District, Inc.;
Series 2008 A, Ref. Hospital RB (INS-AGC)(c)	4.50%	04/15/27	1,735	1,836,897
Series 2008 D, Ref. Hospital RB (INS-AGC)(c)	5.25%	04/15/20	1,000	1,166,830

				27,487,734

South Dakota—1.00%
Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,412,237
Series 2009, Water RB	5.00%	11/01/24	1,620	1,905,412
Series 2009, Water RB	5.00%	11/01/25	1,650	1,921,936
South Dakota (State of) Health & Educational Facilities Authority (Avera Health);
Series 2012 A, RB	5.00%	07/01/24	1,575	1,761,323
Series 2012 A, RB	5.00%	07/01/25	2,655	2,951,590
South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/21	1,000	1,143,750
Series 2011, RB	2.00%	09/01/12	500	501,395
Series 2011, RB	4.00%	09/01/13	500	518,525
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	572,320
Series 2009, RB	5.00%	11/01/17	430	499,694
Series 2009, RB	5.00%	11/01/24	1,000	1,118,680
Series 2009, RB	5.25%	11/01/29	500	556,190

				14,863,052

Tennessee—0.78%
Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS-AGM)(c)	4.50%	10/01/16	2,500	2,815,725
Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,105,620
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/22	2,165	2,578,104
Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,666,550
Shelby (County of) Health, Educational & Housing Facilities Board (Baptist Memorial Health Care);
Series 2004 A, RB	5.00%	09/01/18	500	598,805
Series 2004 A, RB	5.00%	09/01/19	500	600,565
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM)(c)	5.00%	09/01/17	1,000	1,168,610

				11,533,979

Texas—8.15%
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS-AGC)(c)	5.00%	02/15/24	1,500	1,737,855
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,457,238
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,929,650
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,876,675
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,849,000
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,820,475
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	$1,100	$1,344,673
Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC)(c)	5.00%	02/15/19	1,200	1,326,912
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC)(c)	5.15%	02/15/21	3,000	3,291,870
Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2009 A, Ref. Joint RB	4.00%	11/01/14	1,500	1,616,910
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/21	1,000	1,104,490
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB	5.00%	02/15/14	2,000	2,141,740
Series 2009, Ref. RB	5.00%	02/15/17	1,700	1,961,698
Series 2009, Ref. RB	5.00%	02/15/18	2,000	2,344,200
Series 2009, Ref. RB	5.00%	02/15/19	1,000	1,181,030
Series 2009, Ref. RB	5.63%	02/15/25	2,500	2,916,475
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	602,108
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	3.50%	10/01/13	750	780,420
Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,992,987
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC)(c)	5.00%	05/15/23	1,500	1,701,750
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,370,720
Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	8,101,117
Harrison County Health Facilities Development Corp. (Good Shepherd Health System); Series 2010, Hospital RB	3.00%	07/01/12	750	750,015
Houston (City of) Convention & Entertainment Facilities Department;
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/13	1,000	1,055,840
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/14	745	811,737
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/15	1,000	1,116,500
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/15	325	363,844
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/16	250	287,960
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/17	340	399,942
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/18	500	596,085
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/19	250	296,533
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	5.75%	08/15/24	365	403,179
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS-AGC)(c)	5.00%	10/01/27	1,230	1,372,988
Live Oak (City of); Series 2004, Unlimited Tax GO Bonds (INS-NATL)(c)	5.00%	08/01/16	390	421,344
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/40	500	522,805
Lower Colorado River Authority;
Series 1999 A, Ref. RB (INS-AGM)(c)	5.88%	05/15/14	415	416,838
Series 2009, RB	5.25%	05/15/29	455	513,199
Series 2009, Ref. RB(b)(f)	5.25%	05/15/19	5	6,311
Series 2009, Ref. RB(b)(f)	5.25%	05/15/19	10	12,722
Series 2009, Ref. RB(b)(f)	5.25%	05/15/19	30	38,004
Lubbock Health Facilities Development Corp. (St. Joseph Health System); Series 2008 A, Ref. RB(a)(b)	3.05%	10/16/12	955	964,063
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. & Improvement RB	5.00%	02/15/13	1,675	1,707,244
Series 2009, Ref. & Improvement RB	5.00%	02/15/14	1,270	1,321,778
Series 2009, Ref. & Improvement RB	5.50%	02/15/15	1,875	2,012,025
Series 2009, Ref. & Improvement RB	5.50%	02/15/16	1,505	1,641,744
Series 2009, Ref. & Improvement RB	5.50%	02/15/17	2,100	2,302,608
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	500	612,635
Midtown Redevelopment Authority; Series 2011, Ref. Tax Increment Allocation Contract RB	3.00%	01/01/13	500	505,200
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC)(c)	5.00%	12/15/24	2,000	2,302,720
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	$2,000	$2,363,640
Series 2008 E-3, Ref. First Tier System RB(a)(b)	5.75%	01/01/16	2,610	3,026,765
Series 2008 H-2, Ref. First Tier System RB(a)(b)(f)	5.00%	01/01/13	3,380	3,466,359
Series 2008 L-2, Ref. First Tier System RB(a)(b)	6.00%	01/01/13	1,045	1,077,583
Series 2009 A, First Tier System RB	5.00%	01/01/13	2,445	2,506,883
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/19	500	585,190
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC)(c)	5.25%	02/15/26	1,000	1,148,400
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC)(c)	5.00%	02/15/24	500	572,660
San Antonio (City of); Series 2004, Jr. Lien Electric & Gas Systems RB(a)(b)	1.15%	12/03/12	5,000	5,016,600
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM)(c)	4.50%	10/01/27	1,000	1,075,870
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS-AGC)(c)	3.75%	09/01/14	1,000	1,056,680
Series 2009 A, Hospital RB (INS-AGC)(c)	5.00%	09/01/13	500	525,705
Series 2009 A, Hospital RB (INS-AGC)(c)	5.00%	09/01/22	595	677,312
Series 2009 A, Hospital RB (INS-AGC)(c)	5.00%	09/01/24	1,280	1,446,080
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,990,865
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, Hospital RB	5.00%	12/01/13	1,000	1,065,420
Series 2010 A, Hospital RB	5.00%	12/01/15	525	599,881
Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,470,675
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,654,065
Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS-NATL)(c)	5.00%	02/01/24	4,240	4,700,676
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/21	1,285	1,437,015
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/13	1,160	1,200,496
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	978,525
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,574,761
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	490,055
West Harris County Regional Water Authority;
Series 2005, Water System RB (INS-AGM)(c)	5.00%	12/15/17	1,000	1,096,800
Series 2009, Water System RB	5.00%	12/15/16	1,000	1,164,000

				121,174,817

Utah—0.33%
Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	1,945	2,086,460
Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	645	732,758
Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,571,581
Salt Lake Valley Fire Service Area Local Building Authority; Series 2008, Lease RB	5.00%	04/01/22	500	575,350

				4,966,149

Vermont—0.19%
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM)(c)	5.00%	12/01/22	1,000	1,121,500
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College);
Series 2012, RB	5.00%	10/01/26	1,000	1,126,770
Series 2012, RB	5.00%	10/01/27	500	560,395

				2,808,665

Virgin Islands—0.89%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,749,975
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands—(continued)
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	$1,875	$2,005,275
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,083,950
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,103,850
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,114,970
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,119,740
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	536,970
Series 2010 A, Sr. Lien RB	5.00%	10/01/15	500	541,975
Series 2010 A, Sr. Lien RB	5.00%	10/01/16	345	380,828
Series 2010 B, Sub. Lien RB	5.00%	10/01/25	750	793,238
Series 2010 B, Sub. Lien RB	5.25%	10/01/29	570	606,936
Virgin Islands (Government of) Water & Power Authority;
Series 2010 A, Ref. Electric System RB	4.00%	07/01/14	1,000	1,040,290
Series 2010 B, Electric System RB (INS-AGM)(c)	5.00%	07/01/22	1,000	1,132,610

				13,210,607

Virginia—0.62%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	572,610
Fauquier (County of) Industrial Development Authority; Series 2002, Hospital RB (INS-Radian)(c)	5.50%	10/01/17	50	51,524
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance);
Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	1,095	1,191,535
Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,295,426
Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,410,658
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB	5.00%	10/01/29	1,315	1,517,655
York (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR(a)(b)	4.05%	05/01/14	2,000	2,104,240

				9,143,648

Washington—1.34%
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	554,125
Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	328,371
Cowlitz (County of) (Cowlitz Sewer Operating Board — Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL)(c)	5.50%	11/01/19	2,500	2,970,175
King (County of) Housing Authority (Young Women’s Christian Association Family Village at Issaquah - Phase II); Series 2009, RB	2.40%	01/01/13	1,450	1,451,769
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (CEP-FHA)	5.25%	08/01/23	985	1,089,942
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 A, RB (INS-AGC)(c)	5.75%	08/15/29	450	515,660
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,231,881
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,408,554
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	3,055,079
Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,227,865
Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,116,089

				19,949,510

West Virginia—0.57%
Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR(a)(b)	2.00%	10/01/14	3,500	3,518,690
West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2009 A, Ref. & Improvement RB	5.00%	09/01/13	1,000	1,039,200
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS-AGM)(c)	5.38%	06/01/28	1,200	1,340,508
West Virginia University Board of Governors (West Virginia University); Series 2011 C, Improvement RB(a)(b)	0.83%	10/01/14	2,500	2,500,000

				8,398,398

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—1.53%
Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS-AGC)(c)	4.25%	10/01/15	$1,510	$1,664,458
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB(a)(b)	4.75%	08/15/14	1,000	1,064,830
Series 2009 B, RB(a)(b)	5.13%	08/15/16	2,130	2,384,705
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	2,060	2,233,411
Series 2009 C, RB	5.00%	04/01/19	750	904,185
Series 2009 C, RB	5.00%	04/01/20	750	888,705
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,097,942
Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	983,664
Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,257,525
Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,304,476
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.00%	02/15/18	400	428,060
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	5,000	5,603,150
Series 2012, RB	5.00%	06/01/26	1,855	2,056,193
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS-AMBAC)(c)	5.00%	12/15/16	855	934,789

				22,806,093

Wyoming—0.53%
Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, RB	3.00%	12/01/12	1,000	1,012,900
Series 2009, RB	4.00%	12/01/15	1,285	1,409,350
Series 2009, RB	5.00%	12/01/17	1,170	1,333,753
Series 2009, RB	5.00%	12/01/18	545	621,082
Laramie (County of) (Cheyenne Regional Medical Center);
Series 2012, Hospital RB	3.00%	05/01/14	500	521,775
Series 2012, Hospital RB	3.00%	05/01/16	485	515,904
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,360,764
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,139,700

				7,915,228

TOTAL INVESTMENTS(i)(j)—99.39% (Cost $1,364,397,305)				1,477,310,797

OTHER ASSETS LESS LIABILITIES—0.61%				9,052,454

NET ASSETS—100.00%				$1,486,363,251

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
Conv.	—	Convertible
COP	—	Certificates of Participation
Ctfs.	—	Certificates
FHA	—	Federal Housing Administration
GO	—	General Obligation
Gtd.	—	Guaranteed
INS	—	Insurer
Jr.	—	Junior
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
RAB	—	Revenue Anticipation Bonds
RAC	—	Revenue Anticipation Certificates
Radian	—	Radian Asset Assurance, Inc.
RAN	—	Revenue Anticipation Notes
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sec.	—	Secured
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
TAN	—	Tax Anticipation Notes
VRD	—	Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(e)	Zero coupon bonds issued at a discount.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security subject to crossover refunding.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2012 represented 0.03% of the Fund’s Net Assets.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage

Assured Guaranty Corp.	13.6%

Assured Guaranty Municipal Corp.	12.4

(j)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Tax-Free Intermediate Fund

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$1,477,310,797	$—	$1,477,310,797

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $62,179,016 and $13,156,977, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$113,005,872

Aggregate unrealized (depreciation) of investment securities	(92,380)

Net unrealized appreciation of investment securities	$112,913,492

Cost of investments is the same for tax and financial statement purposes.
Invesco Tax-Free Intermediate Fund

Invesco Van Kampen High Yield Municipal Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-HYM-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—107.60%
Alabama—0.51%
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2002 A, Retirement Facility RB(a)(b)	8.13%	12/01/12	$4,000	$4,191,680
Series 2002 A, Retirement Facility RB(a)(b)	8.25%	12/01/12	7,750	8,125,952
Series 2007, Retirement Facility RB	5.50%	01/01/28	1,000	986,580
Series 2007, Retirement Facility RB	5.50%	01/01/43	13,170	12,046,204
Series 2008 A, Retirement Facility RB	6.88%	01/01/43	4,470	4,635,614
Series 2011 A, Retirement Facility RB	7.50%	01/01/47	2,600	2,837,354
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB(c)	6.95%	01/01/20	3	0

				32,823,384

Alaska—0.22%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007, Community Provider RB	5.70%	12/01/17	1,000	539,970
Series 2007, Community Provider RB	6.00%	12/01/36	3,000	1,619,910
Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC)(d)(e)	5.25%	12/01/26	3,690	3,690,849
Alaska (State of) Industrial Development & Export Authority (Upper Lynn Canal Regional Power Supply System);
Series 1997, Power RB(d)	5.80%	01/01/18	830	830,357
Series 1997, Power RB(d)	5.88%	01/01/32	2,945	2,945,294
Northern Tobacco Securitization Corp. Series 2006 A, Asset-Backed RB	4.63%	06/01/23	3,835	3,791,051
Northern Tobacco Securitization Corp.; Series 2006 C, Second Sub. Asset-Backed CAB RB(f)	0.00%	06/01/46	20,860	630,598

				14,048,029

Arizona—4.43%
Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	14,400	14,725,728
Casa Grande (City of) Industrial Development Authority (Casa Grande Regional Medical Center);
Series 2001 A, Ref. Hospital RB	7.25%	12/01/19	6,850	7,080,365
Series 2001 A, Ref. Hospital RB	7.63%	12/01/29	12,750	13,151,880
Series 2002 A, Hospital RB	7.13%	12/01/24	3,000	3,092,070
Centerra Community Facilities District; Series 2005, Unlimited Tax GO Bonds	5.50%	07/15/29	333	305,960
Cochise (County of) Industrial Development Authority (Sierra Vista Community Hospital); Series 1996 A, Ref. Hospital RB	6.75%	12/01/26	4,920	4,928,118
Cochise (County of) Industrial Development Authority (Sierra Vista Regional Health Center); Series 2001, Hospital RB	7.75%	12/01/30	2,475	2,529,871
Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona);
Series 2003, RB(a)(b)	7.50%	03/01/13	6,465	6,939,725
Series 2007, Ref. RB	5.70%	07/01/42	13,830	12,856,091
Maricopa County Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 A, Ref. PCR(b)(g)	6.00%	05/01/14	9,775	10,587,791
Maricopa County Pollution Control Corp. (El Paso Electric Co.); Series 2009 A, PCR	7.25%	02/01/40	2,000	2,381,440
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 1999 A, Ref. RB	6.38%	08/15/29	9,700	9,016,441
Series 1999 A, Ref. RB	6.50%	08/15/31	3,500	3,253,565
Phoenix Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB(h)	5.00%	07/01/22	3,500	4,011,070
Series 2008 A, Sr. Lien Airport RB(h)	5.00%	07/01/24	5,000	5,632,100
Series 2008 A, Sr. Lien Airport RB(h)	5.00%	07/01/26	5,000	5,566,850
Series 2009 A, Jr. Lien Water System RB(h)	5.00%	07/01/27	8,935	10,650,163
Series 2009 A, Jr. Lien Water System RB(h)	5.00%	07/01/28	6,785	8,031,472
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona—(continued)
Series 2009 A, Jr. Lien Water System RB(h)	5.00%	07/01/29	$5,500	$6,509,250
Pima (County of) Industrial Development Authority (Acclaim Charter School);
Series 2006, Education Facility RB	5.70%	12/01/26	2,200	1,992,254
Series 2006, Education Facility RB	5.80%	12/01/36	4,385	3,790,876
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Education Facility RB	6.25%	06/01/26	3,525	3,570,895
Series 2006, Education Facility RB	6.38%	06/01/36	4,890	4,920,758
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	12,000	12,108,960
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/28	2,120	2,160,492
Series 2008 A, Education Facilities RB	7.25%	12/01/38	1,100	1,115,026
Pima (County of) Industrial Development Authority (Desert Heights Charter School);
Series 2003, Education Facility RB	7.25%	08/01/19	830	857,349
Series 2003, Education Facility RB	7.50%	08/01/33	4,345	4,428,511
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,598,610
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2006, Water & Wastewater RB(d)(i)	5.60%	12/01/22	2,000	2,079,580
Series 2006, Water & Wastewater RB(d)(i)	5.75%	12/01/32	7,120	7,368,132
Series 2007, Water & Wastewater RB(d)	6.55%	12/01/37	1,000	1,039,410
Series 2008, Water & Wastewater RB(d)	7.50%	12/01/38	12,235	13,314,372
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB	8.50%	07/01/39	1,750	1,904,648
Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/33	3,030	2,637,191
Series 2005, Education Facility RB	6.75%	11/01/33	2,865	2,288,992
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	2,590	2,476,092
Series 2006, Education Facility RB	6.75%	04/01/36	3,805	3,559,577
Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Education RB	5.88%	06/01/22	535	548,471
Series 2006, Ref. Education RB	6.00%	06/01/36	830	831,461
Series 2010, Education RB	6.10%	06/01/45	1,400	1,410,290
Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB(j)	7.00%	09/01/35	5,092	2,036,851
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/37	3,358	3,380,868
Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Education Facility RB	7.50%	02/01/34	4,300	3,576,138
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	3,900	4,113,642
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	1,650	1,771,820
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	5,310	4,659,737
Red Hawk Canyon Community Facilities District No. 2; Series 1998 A, Assessment RB	6.50%	12/01/17	1,575	1,566,653
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB(i)	7.13%	07/01/27	2,474	2,494,138
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/29	474	474,602
Sundance Community Facilities District; Series 2004, Unlimited Tax GO Bonds(a)(b)(i)	6.25%	07/15/14	1,000	1,120,070
Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.00%	12/01/32	1,430	1,493,120
Series 2012 A, Ref. RB	6.25%	12/01/42	2,200	2,311,694
Series 2012 A, Ref. RB	6.25%	12/01/46	2,600	2,722,226
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2000 A, MFH RB(d)	6.50%	07/01/31	4,605	2,279,199
University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	13,280	13,543,342
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona—(continued)
Series 2009, Hospital RB	6.25%	07/01/29	$1,650	$1,893,953
Series 2009, Hospital RB	6.50%	07/01/39	2,100	2,404,962
Series 2011, Hospital RB	6.00%	07/01/39	2,600	2,920,008
Verrado Community Facilities District No. 1;
Series 2003, Unlimited Tax GO Bonds	6.50%	07/15/27	7,600	7,634,276
Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	5,915	5,307,115
Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	4,000	4,016,480
Yavapai (County of) Industrial Development Authority (Yavapai Regional Medical Center); Series 2003 A, Hospital Facilities RB	6.00%	08/01/33	4,000	4,062,360

				284,035,151

California—10.18%
Agua Mansa Industrial Growth Association (Community Facilities District No. 2002-1); Series 2003, Special Tax RB (LOC-American Express Co.)(k)	6.50%	09/01/33	6,975	7,133,960
Alameda (County of) Corridor Transportation Authority; Series 1999 A, CAB RB (INS-NATL)(e)(f)	0.00%	10/01/35	6,875	1,836,931
Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.63%	01/01/40	4,340	4,787,931
Series 2010 B, RB	6.63%	01/01/17	975	976,385
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM)(e)(h)	5.00%	09/15/32	14,990	16,190,249
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB(h)	5.13%	04/01/39	22,295	24,650,021
Beaumont (City of) Financing Authority;
Series 2003 A, Local Agency RB(a)(b)	7.00%	09/01/13	4,935	5,439,702
Series 2004 D, Local Agency RB	5.80%	09/01/35	3,375	3,443,276
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,645,600
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	982,510
California (State of) Municipal Finance Authority (Caritas); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,000	1,032,240
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(i)	6.63%	01/01/32	1,000	1,017,010
Series 2012, RB(i)	6.88%	01/01/42	1,500	1,525,215
California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB(i)	6.13%	07/01/38	2,860	2,887,971
Series 2008 B, Educational Facility RB(i)	6.13%	07/01/43	2,000	2,015,500
Series 2008 B, Educational Facility RB(i)	6.13%	07/01/48	3,840	3,860,045
California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB(i)	6.00%	07/01/38	1,170	1,174,060
Series 2008 A, Educational Facility RB(i)	6.13%	07/01/48	2,415	2,427,606
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,158,650
California (State of) Municipal Finance Authority (Literacy First); Series 2010 A, Charter School Lease RB	6.00%	09/01/30	1,085	1,121,933
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, Charter School Lease RB	5.75%	07/01/30	5,290	5,266,195
Series 2012 A, Charter School Lease RB	6.00%	07/01/42	5,355	5,295,827
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,142,240
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	6,500	6,658,600
Series 2011, RB	7.25%	11/01/31	1,500	1,757,085
Series 2011, RB	7.50%	11/01/41	5,500	6,545,165
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation — Irvine, L.L.C. — University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	6.00%	05/15/40	5,000	5,350,200
California (State of) Statewide Communities Development Authority (Elder Care Alliance); Series 2002 A, RB(a)(b)	8.00%	11/15/12	3,983	4,201,189
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/34	$4,350	$4,471,496
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB(i)	5.13%	04/01/37	5,000	5,071,200
California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	3,315	3,069,060
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	1,500	1,239,960
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB	5.40%	06/01/17	2,735	2,895,545
Series 2007, RB	5.63%	06/01/33	4,940	5,012,717
California (State of) Statewide Communities Development Authority (Notre Dame de Namur University);
Series 2003, RB	6.50%	10/01/23	2,715	2,753,010
Series 2003, RB	6.63%	10/01/33	2,500	2,524,625
California (State of) Statewide Communities Development Authority (San Francisco Art Institute); Series 2002, RB (Acquired 07/05/02; Cost $5,000,000)(i)	7.38%	04/01/32	5,000	4,724,100
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	7.00%	11/15/29	1,745	1,973,263
Series 2009, Senior Living RB	7.25%	11/15/41	3,500	3,937,500
California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law);
Series 2008 A, RB(i)	7.25%	10/01/32	2,000	2,210,140
Series 2008 A, RB(i)	7.25%	10/01/38	15,000	16,365,450
California (State of) Statewide Communities Development Authority Community Facilities District 2007-1 (Orinda);
Series 2007, Special Tax RB	6.00%	09/01/29	2,735	2,802,609
Series 2007, Special Tax RB	6.00%	09/01/37	6,185	6,217,409
California (State of) Statewide Communities Development Authority; Series 2008 A, Special Assessment RB	6.63%	09/02/38	7,610	7,755,884
California (State of); Series 2004 B-1, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.)(k)(l)	0.17%	05/01/34	3,750	3,750,000
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,712,147
Series 2008, Special Tax RB	6.20%	09/01/38	5,960	6,070,379
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM)(e)(f)	0.00%	08/01/46	107,175	16,649,636
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	2,510	2,726,186
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax RB	6.50%	09/01/23	1,435	1,509,878
Series 2008, Special Tax RB	6.75%	09/01/28	2,950	3,091,689
Series 2008, Special Tax RB	6.88%	09/01/38	5,140	5,346,474
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2004, Special Tax RB	6.00%	09/01/34	5,000	5,080,250
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-BHAC)(e)(h)	5.00%	06/01/45	40,380	41,230,403
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	34,800	28,654,668
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	29,260	22,450,320
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	20,135	14,565,458
Hawthorne (City of) Community Facilities District No. 2006-1;
Series 2006, Special Tax RB	5.00%	09/01/30	3,000	2,844,900
Series 2006, Special Tax RB	5.00%	09/01/36	2,000	1,802,520
Hesperia (City of) Public Financing Authority (Redevelopment & Housing);
Series 2007 A, Tax Allocation RB (INS-SGI)(e)	5.00%	09/01/31	1,495	1,249,117
Series 2007 A, Tax Allocation RB (INS-SGI)(e)	5.00%	09/01/37	3,395	2,675,701
Imperial Beach (City of) Public Finance Authority (Palm Avenue/Commercial Redevelopment); Series 2003 A, Tax Allocation RB	6.00%	06/01/33	3,000	3,017,460
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Independent Cities Finance Authority (Rancho Del Sol & Grandview); Series 2012, Ref. Mobile Home Park RB	5.50%	05/15/47	$2,000	$2,061,160
Independent Cities Finance Authority (Sahar Mobile Home Park); Series 2012 A, Ref. Mobile Home Park RB	5.00%	06/15/47	2,250	2,229,728
Indio (City of) Redevelopment Agency (Merged Project Area);
Series 2004 B, Sub. Tax Allocation RB(a)(b)	6.38%	08/15/14	3,500	3,947,125
Series 2004 B, Sub. Tax Allocation RB(a)(b)	6.50%	08/15/14	1,380	1,527,094
La Verne (City of) (Brethren Hillcrest Home); Series 2003 B, Revenue COP	6.63%	02/15/25	4,500	4,592,205
Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek); Series 2003, Special Tax RB	6.00%	09/01/33	1,000	1,031,670
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/22	655	658,472
Modesto (City of); Series 2008 A, Ref. VRD Water RB (LOC-JPMorgan Chase Bank, N.A.)(k)(l)	0.15%	10/01/36	3,500	3,500,000
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(i)	6.50%	03/01/28	5,515	5,600,483
Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area);
Series 2004 B, Special Tax RB	6.00%	09/01/27	1,000	1,021,370
Series 2004 B, Special Tax RB	6.00%	09/01/34	2,000	2,025,320
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	4,750	5,690,832
Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements);
Series 2010, Special Tax RB	5.50%	10/01/28	540	557,496
Series 2010, Special Tax RB	6.00%	10/01/40	3,500	3,614,310
Palomar Community College District; Series 2010, Unlimited Tax Conv. CAB GO Bonds(f)	0.00%	08/01/45	10,000	4,356,700
Perris (City of) Community Facilities District No. 01-2; Series 2002 A, Special Tax RB	6.38%	09/01/32	5,000	5,114,500
Perris (City of) Public Financing Authority;
Series 1995 D, Local Agency Special Tax RB	7.88%	09/01/25	1,595	1,599,099
Series 2006, Tax Allocation RB	5.35%	10/01/36	1,350	1,313,726
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	4,265	4,274,852
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Antolia);
Series 2003, Special Tax RB	6.00%	09/01/28	1,045	1,057,603
Series 2005, Special Tax RB	5.50%	09/01/37	2,000	1,986,320
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,817,060
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB	6.13%	09/01/38	1,000	1,047,640
Sacramento (City of) Financing Authority;
Series 2005 A, Tax Allocation CAB RB (INS-NATL)(e)(f)	0.00%	12/01/26	15,815	7,334,364
Series 2005 A, Tax Allocation CAB RB (INS-NATL)(e)(f)	0.00%	12/01/31	8,545	2,861,891
Series 2005 A, Tax Allocation CAB RB (INS-NATL)(e)(f)	0.00%	12/01/32	6,590	2,070,578
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	11,110	11,218,100
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2008 A, Ref. VRD Sub. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(k)(l)	0.15%	12/01/36	3,925	3,925,000
San Bernardino City Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM)(e)(f)	0.00%	08/01/36	7,650	2,075,751
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM)(e)(f)	0.00%	08/01/37	13,130	3,359,836
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM)(e)(f)	0.00%	08/01/38	13,515	3,259,277
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM)(e)(f)	0.00%	08/01/39	13,895	3,144,439
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM)(e)(f)	0.00%	08/01/40	14,280	3,290,255
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM)(e)(f)	0.00%	08/01/41	14,080	3,079,437
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	8.00%	12/01/31	9,875	12,237,594
Series 2011, RB	7.50%	12/01/41	14,230	16,906,236
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds(f)	0.00%	07/01/47	27,000	9,263,430
San Diego Unified School District; Series 2010 C, Unlimited Tax Conv. CAB GO Bonds(f)	0.00%	07/01/48	34,000	14,581,240
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.25%	08/01/28	$1,000	$1,088,240
Series 2009 D, Tax Allocation RB	6.50%	08/01/30	1,000	1,095,630
Series 2009 D, Tax Allocation RB	6.63%	08/01/39	1,000	1,093,260
San Francisco (City of) Utilities Commission; Series 2012, Water RB(h)	5.00%	11/01/36	23,490	26,430,713
San Gorgonio Memorial Health Care District (Election 2006); Series 2006 C, Unlimited Tax GO Bonds	7.20%	08/01/39	13,000	14,900,600
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB(d)	6.40%	12/01/41	14,123	13,404,422
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, Special Tax RB	6.60%	09/01/27	2,000	2,030,100
Series 2003, Special Tax RB	6.65%	09/01/32	2,630	2,655,011
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB	7.00%	09/01/36	3,500	4,187,750
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS-NATL)(e)(f)	0.00%	02/01/52	7,500	2,466,375
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation RB	6.15%	12/01/43	4,400	1,761,408
Series 2008 A, Tax Allocation CAB RB(f)	0.00%	12/01/45	18,085	800,623
Series 2008 A, Tax Allocation CAB RB(f)	0.00%	12/01/46	18,085	729,549
Series 2008 A, Tax Allocation CAB RB(f)	0.00%	12/01/47	18,085	664,985
Series 2008 A, Tax Allocation CAB RB(f)	0.00%	12/01/48	18,085	606,209
Series 2008 A, Tax Allocation CAB RB(f)	0.00%	12/01/49	18,085	552,678
Series 2008 A, Tax Allocation CAB RB(f)	0.00%	12/01/50	18,085	503,667
Series 2008 A, Tax Allocation RB	6.00%	12/01/33	1,475	590,487
Southern California Public Power Authority (Mead-Adelanto); Series 2008 A, VRD RB(l)	0.13%	07/01/20	7,025	7,025,000
Southern California Public Power Authority (Southern Transmission); Series 2000 A, Ref. VRD Sub. RB (INS-AGM)(e)(l)	0.25%	07/01/23	3,500	3,500,000
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB(f)	0.00%	06/01/46	35,000	945,000
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB(f)	0.00%	06/01/46	27,200	699,856
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB(f)	0.00%	06/01/46	47,000	1,115,780
Southern California Tobacco Securitization Authority; Series 2006 A-1, Sr. RB	4.75%	06/01/25	2,015	1,980,483
Sweetwater Union High School District (Election 2000); Series 2004 C, Unlimited Tax GO Bonds (INS-AGM)(e)(h)	5.00%	08/01/29	15,160	15,795,659
Upland Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/39	15,000	2,801,700
Val Verde Unified School District Financing Authority;
Series 2003, Ref. Jr. Lien Special Tax RB	6.00%	10/01/21	535	554,330
Series 2003, Ref. Jr. Lien Special Tax RB	6.25%	10/01/28	7,115	7,331,581
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,105	4,106,642
Woodland (City of) Community Facilities District 1; Series 2004, Special Tax RB	6.25%	09/01/34	4,900	4,913,867
Yuba City (City of) Redevelopment Agency (Housing Set-Aside);
Series 2004 B, Tax Allocation RB	6.00%	09/01/31	1,060	1,074,766
Series 2004 B, Tax Allocation RB	6.00%	09/01/39	1,880	1,895,491
Yuba City (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation RB	6.00%	09/01/31	1,800	1,825,074

				653,333,579

Colorado—4.15%
Antelope Heights Metropolitan District; Series 2003, Limited Tax GO Bonds(a)(b)	8.00%	12/01/13	2,637	2,958,582
Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	2,000	1,627,540
Arvada (City of) (Arvada Nightingale); Series 1998, Ref. MFH RB (Acquired 04/16/99; Cost $945,000)(d)(i)	6.25%	12/01/18	945	945,728
Beacon Point Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	1,990	2,011,472
Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	3,510	3,530,744
Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO Bonds	7.50%	12/01/39	2,575	2,660,130
Briargate Center Business Improvement District; Series 2002 A, Limited Tax GO Bonds	7.45%	12/01/32	1,725	1,728,002
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Bromley Park Metropolitan District No. 2;
Series 2002 B, Limited Tax GO Bonds(a)(b)	8.05%	12/01/12	$3,500	$3,737,405
Series 2003, Limited Tax GO Bonds(a)(b)	8.05%	12/01/12	4,034	4,307,626
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/32	4,220	3,839,862
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds	7.00%	12/01/23	60	60,708
Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO Bonds	6.00%	12/01/25	970	886,958
Series 2005, Limited Tax GO Bonds	6.13%	12/01/35	1,286	1,109,689
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB(i)	6.13%	12/15/35	2,830	2,800,342
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	3,345	2,459,913
Colorado (State of) Educational & Cultural Facilities Authority (Carbon Valley Academy); Series 2006, Charter School RB	5.63%	12/01/36	1,035	760,497
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	1,650	1,568,127
Series 2008, Charter School RB	6.50%	07/01/38	1,000	936,970
Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy);
Series 2003 A, Ref. RB	7.00%	11/01/23	1,505	1,541,662
Series 2003 A, Ref. RB	7.13%	11/01/28	810	827,132
Colorado (State of) Educational & Cultural Facilities Authority (Denver School of Science & Technology); Series 2004, RB	5.00%	12/01/13	290	290,316
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,556,670
Colorado (State of) Educational & Cultural Facilities Authority (Knowledge Quest Academy); Series 2005, Charter School RB	6.50%	05/01/36	880	876,762
Colorado (State of) Educational & Cultural Facilities Authority (Montessori School of Denver); Series 2002, RB	7.50%	06/01/22	1,690	1,709,520
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,533,400
Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,644,450
Series 2008 A, Charter School RB	7.25%	10/01/39	500	539,700
Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation Bond Program); Series 2005 A-7, VRD RB (LOC-Bank of America, N.A.)(k)(l)	0.40%	07/01/29	2,100	2,100,000
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB(i)	6.75%	04/01/40	1,860	1,853,974
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB(i)	8.25%	11/01/39	2,950	3,170,778
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB(i)	5.75%	05/15/37	2,475	2,091,870
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,360,140
Colorado (State of) Educational & Cultural Facilities Authority (Windsor Academy); Series 2007, Charter School RB	5.70%	05/01/37	985	956,898
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	4,000	4,268,160
Colorado (State of) Health Facilities Authority (Christian Living Campus);
Series 2004 A, RB	6.13%	01/01/25	250	250,275
Series 2004 A, RB	6.25%	01/01/33	550	550,468
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	11,855	12,078,585
Series 2009 A, RB	8.25%	01/01/24	375	398,426
Series 2009 A, RB	9.00%	01/01/34	750	800,820
Series 2011, RB	6.38%	01/01/41	1,615	1,736,771
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB	6.00%	11/15/30	1,600	1,776,112
Series 2010 A, RB	6.25%	11/15/40	4,750	5,232,600
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Series 2011, RB	5.75%	11/15/31	$1,000	$1,079,000
Series 2011, RB	6.00%	11/15/40	1,195	1,294,902
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/22	1,000	1,000,240
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	3,875	3,757,084
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	6,930	6,296,321
Colorado (State of) Housing & Finance Authority; Series 1999 B-2, Sr. Single Family Program RB(d)	6.80%	04/01/30	25	25,644
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	500	568,185
Series 2010, Private Activity RB	6.00%	01/15/41	9,935	11,128,988
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	2,500	1,659,175
Conservatory Metropolitan District (Arapahoe County); Series 2005, Limited Tax GO Bonds(a)(b)	6.75%	12/01/13	801	887,852
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,000	769,610
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	9,000	6,309,540
Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds	6.00%	12/01/34	598	470,477
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds	6.13%	12/01/37	2,630	2,130,747
Denver (City & County of) (United Airlines); Series 2007 A, Ref. Special Facilities Airport RB(d)	5.25%	10/01/32	31,125	30,972,487
Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS-SGI)(e)	5.00%	12/01/35	6,365	6,488,417
Series 2006, Ref. Sr. RB (INS-SGI)(e)	5.13%	12/01/26	3,450	3,553,465
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB	7.50%	12/01/32	4,500	2,990,970
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/40	5,500	5,871,250
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	1,000	1,048,390
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	3,000	3,015,720
High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	2,220	2,017,891
Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	4,000	3,408,720
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,385	985,428
Lafayette (City of) (Rocky Mountain Instrument);
Series 1998 A, IDR(d)	7.00%	10/01/18	4,210	3,407,448
Series 1999 A, IDR	6.75%	10/01/14	245	210,036
Lake Creek Affordable Housing Corp.; Series 1998 A, Ref. MFH RB	6.25%	12/01/23	9,030	9,285,820
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	1,619	1,376,085
Lincoln Park Metropolitan District;
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.13%	12/01/30	6,250	6,615,250
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.20%	12/01/37	5,550	5,826,057
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	6,595	6,621,248
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	160	160,187
Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,351
Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	800,928
Series 2003 A, Health Care Facilities RB	7.00%	02/01/38	6,200	6,203,844
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	5,500	5,729,845
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds(m)	7.25%	12/01/34	1,500	451,350
Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	4,500	4,401,135
Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	7,450	7,132,257
Piney Creek Metropolitan District; Series 2005, Limited Tax GO Bonds	5.50%	12/01/35	1,168	1,157,360
Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	934,200
Rendezvous Residential Metropolitan District; Series 2002, Limited Tax GO Bonds(a)(b)	8.00%	12/01/13	1,530	1,686,029
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	638,050
Serenity Ridge Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds(m)	7.50%	12/01/34	2,000	962,140
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	$1,000	$729,050
Snowmass Village (Town of); Series 1992 A, Ref. MFH RB	8.00%	09/01/14	335	335,188
Southlands Metropolitan District No. 1;
Series 2004, Unlimited Tax GO Bonds(a)(b)	7.00%	12/01/14	1,000	1,162,510
Series 2004, Unlimited Tax GO Bonds(a)(b)	7.13%	12/01/14	2,500	2,913,350
Table Rock Metropolitan District; Series 2003, Limited Tax GO Bonds(a)(b)	7.00%	12/01/13	700	765,380
Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/37	5,879	5,525,613
Tallyns Reach Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds	6.38%	12/01/23	637	640,389
Tallyns Reach Metropolitan District No. 3;
Series 2004, Limited Tax GO Bonds	6.63%	12/01/23	925	954,970
Series 2004, Limited Tax GO Bonds	6.75%	12/01/33	1,000	1,024,700
Valagua Metropolitan District; Series 2008, Limited Tax GO Bonds	7.75%	12/01/37	1,000	658,310
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds(m)	6.63%	12/01/40	1,000	667,470
Wyndham Hill Metropolitan District No. 2;
Series 2005, Limited Tax GO Bonds	6.25%	12/01/25	85	77,827
Series 2005, Limited Tax GO Bonds	6.38%	12/01/35	500	432,885

				266,593,549

Connecticut—0.87%
Connecticut (State of) Development Authority (Cargo BDL LLC); Series 2000, IDR(d)(m)	8.00%	04/01/30	2,955	1,804,825
Connecticut (State of) Development Authority (The Elm Park Baptist Inc.); Series 2003, First Mortgage Health Care RB	5.85%	12/01/33	2,950	3,005,224
Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(k)(l)	0.16%	07/01/34	20,590	20,590,000
Connecticut (State of) Health & Educational Facilities Authority (St. Mary’s Hospital); Series 1997 E, RB	5.88%	07/01/22	3,660	3,661,830
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds(i)(j)	5.13%	10/01/36	4,405	2,014,583
Greenwich (Town of) Housing Authority (Greenwich Close Apartments); Series 1997 B, MFH RB	7.50%	09/01/27	1,355	1,265,353
Hamden (Town of) (Whitney Center);
Series 2009 A, RB	7.63%	01/01/30	2,880	3,132,346
Series 2009 A, RB	7.75%	01/01/43	10,995	11,868,113
Series 2009 C, RB(b)(g)	7.25%	01/01/16	2,000	2,097,080
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,395,160
Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/99; Cost $681,426)(i)	7.20%	12/01/18	735	743,107
New Britain (City of) Housing Authority (Franklin Square Manor); Series 2002, MFH RB(d)	7.00%	07/01/21	2,316	2,552,927

				56,130,548

Delaware—0.12%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,606,055
Sussex (County of) (Cadbury at Lewes);
Series 2006 A, First Mortgage RB	5.45%	01/01/16	865	864,870
Series 2006 A, First Mortgage RB	5.90%	01/01/26	750	711,833
Series 2006 A, First Mortgage RB	6.00%	01/01/35	600	543,042
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB(d)	6.25%	06/01/28	4,325	4,143,869

				7,869,669

District of Columbia—1.55%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,000	2,129,900
Series 2011, RB	6.63%	03/01/41	5,150	5,575,442
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	7,876,540
District of Columbia (Gallaudet University);
Series 2011, University RB	5.50%	04/01/34	500	570,295
Series 2011, University RB	5.50%	04/01/41	3,000	3,361,560
District of Columbia (Methodist Home); Series 1999, RB	6.00%	01/01/29	2,545	2,545,153
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia—(continued)
District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	$1,000	$1,033,120
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,299,880
Series 2009, Hospital RB	6.50%	10/01/29	5,000	5,868,900
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB(f)	0.00%	06/15/55	60,320	598,374
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB(h)	5.00%	12/01/25	16,165	19,365,185
Metropolitan Washington Airports Authority;
Series 2006 B, Airport System RB (INS-AGM)(d)(e)(h)	5.00%	10/01/36	40,695	42,272,745
Series 2009 B, Second Sr. Lien Dulles Toll Road CAB RB (INS-AGM)(e)(f)	0.00%	10/01/39	22,920	5,268,391
Series 2009 B, Second Sr. Lien Dulles Toll Road CAB RB (INS-AGM)(e)(f)	0.00%	10/01/40	3,475	754,666

				99,520,151

Florida—10.62%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/36	10,500	9,780,015
Series 2007, IDR	5.88%	11/15/42	19,000	17,538,710
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011, TEMPS-70sm RB	7.13%	11/15/16	17,100	17,233,380
Series 2011 A, RB	8.00%	11/15/31	3,000	3,300,690
Series 2011 A, RB	8.13%	11/15/41	11,000	12,094,830
Series 2011 A, RB	8.13%	11/15/46	6,000	6,597,180
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB(c)	5.80%	05/01/36	8,230	5,844,452
Bay Laurel Center Community Development District (Candler); Series 2006, Special Assessment RB	5.45%	05/01/37	1,210	1,137,824
Beacon Lakes Community Development District; Series 2003 A, Special Assessment RB	6.90%	05/01/35	3,185	3,272,587
Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/36	3,935	3,442,776
Bluewaters Community Development District; Series 2004, Special Assessment RB	6.00%	05/01/35	2,685	2,823,680
Boca Raton (City of) Housing Authority (Banyan Place Senior Apartments);
Series 2006, Ref. First Lien Mortgage Housing RB (Acquired 03/23/06-11/29/09; Cost $3,021,676)(i)	5.80%	10/01/26	3,090	2,223,348
Series 2006, Ref. First Lien Mortgage Housing RB (Acquired 03/23/06-11/29/09; Cost $4,641,040)(i)	5.90%	10/01/36	4,705	3,029,597
Bonnet Creek Resort Community Development District;
Series 2002, Special Assessment RB	7.38%	05/01/34	3,000	3,008,520
Series 2002, Special Assessment RB	7.50%	05/01/34	7,500	7,529,475
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	11,460	10,072,538
Brevard (County of) Health Facilities Authority (Health First, Inc.);
Series 2009, Health Care Facilities RB	7.00%	04/01/33	1,960	2,430,772
Series 2009, Health Care Facilities RB	7.00%	04/01/39	6,465	7,941,735
Broward (County of) (Civic Arena);
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM)(e)(h)	5.00%	09/01/24	7,555	8,144,290
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM)(e)(h)	5.00%	09/01/25	7,910	8,484,820
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB(c)(j)	7.88%	05/01/38	4,900	2,213,820
Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB(d)	5.75%	01/01/32	2,000	1,867,520
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	1,500	1,516,845
Capital Trust Agency (Million Air One LLC); Series 2011, RB(d)	7.75%	01/01/41	14,400	15,549,120
Capital Trust Agency (Orlando); Series 2003, Sub. RB(d)	6.75%	01/01/32	2,500	2,361,400
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/35	705	717,020
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/20	2,465	2,372,686
Collier (County of) Industrial Development Authority (Arlington Naples); Series 2011, Continuing Care Community BAN	14.00%	05/15/15	4,500	4,540,725
Connerton West Community Development District;
Series 2004 A-2, Capital Improvement Special Assessment RB	5.95%	05/01/36	1,945	1,350,978
Series 2006 A-1, Capital Improvement Special Assessment RB(j)	5.38%	05/01/37	4,950	1,893,524
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Series 2007 B, Capital Improvement Special Assessment RB(j)	5.13%	05/01/16	$2,825	$1,080,647
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	220	233,409
Series 2001 B, Special Assessment RB	8.38%	05/01/17	115	122,009
Cutler Cay Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/24	3,600	3,777,120
Cypress Lakes Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/34	505	511,620
Double Branch Development District; Series 2002 A, Special Assessment RB	6.70%	05/01/34	7,350	7,542,423
Escambia (County of) (International Paper Co.); Series 2006 A, Ref. Environmental Improvement RB(d)	5.00%	08/01/26	5,690	5,699,559
Escambia (County of); Series 2003 A, Environmental Improvement RB(d)	5.75%	11/01/27	5,250	5,525,835
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	14,000	16,462,460
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB	6.00%	05/15/36	2,130	1,789,285
Series 2007 A, RB	6.13%	05/15/37	1,855	1,580,015
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	8,840	9,219,855
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/38	2,710	2,773,658
Series 2012, RB	7.00%	10/01/26	125	127,643
Series 2012, RB	7.25%	10/01/41	595	612,582
Florida Housing Finance Corp. (Beacon Hill Apartments); Series 1998 C, RB(b)(d)	6.61%	07/01/28	7,820	6,711,593
Florida Housing Finance Corp. (Westbrook Apartments); Series 1998 U-1, RB(b)(d)	6.45%	01/01/29	10,860	10,862,389
Florida Housing Finance Corp. (Westchase Apartments); Series 1998 B, RB(b)(d)	6.61%	07/01/28	9,865	7,141,569
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment RB(j)	5.25%	05/01/39	1,335	13
Series 2007 A-2, Special Assessment RB(j)	5.25%	05/01/39	1,700	17
Series 2007 B, Special Assessment RB(j)	5.10%	05/01/14	4,385	44
Series 2011, Ref. Special Assessment Conv. CAB RB(f)	0.00%	05/01/39	29,070	4,122,417
Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	2,420	2,475,079
Harbour Isles Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/35	1,330	1,339,031
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	410	356,409
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR(a)(b)	8.00%	08/15/19	1,000	1,443,400
Islands at Doral III Community Development District; Series 2004 A, Special Assessment RB	5.90%	05/01/35	3,585	3,591,417
Islands at Doral Southwest Community Development District; Series 2003, Special Assessment RB(a)(b)	6.38%	05/01/13	1,635	1,730,631
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB(i)	6.25%	09/01/27	12,000	12,872,760
Kendall Breeze Community Development District;
Series 2002, Special Assessment RB	6.63%	11/01/33	3,190	3,320,343
Series 2002, Special Assessment RB	6.70%	11/01/23	1,895	1,968,640
Series 2004, Special Assessment RB	5.88%	05/01/34	1,355	1,369,295
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB(i)	6.38%	01/01/43	2,250	2,298,870
Lakeside Landings Community Development District;
Series 2007 A, Special Assessment RB(j)	5.50%	05/01/38	1,000	410,880
Series 2007 B, Special Assessment RB(j)	5.25%	05/01/13	1,940	796,525
Lee (County of) Industrial Development Authority (Cypress Cove Health Park);
Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	12,675	11,385,952
Series 2002 A, Health Care Facilities RB	6.75%	10/01/32	9,250	8,353,027
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2007 A, IDR	5.25%	06/15/27	7,000	6,978,230
Series 2007 A, IDR	5.38%	06/15/37	6,230	6,066,836
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/28	8,205	7,870,072
Marshall Creek Community Development District; Series 2000 A, Special Assessment RB	7.65%	05/01/32	2,595	2,596,375
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	12,840	13,631,714
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 1998, Hospital RB	5.38%	11/15/18	$90	$90,224
Series 2001 A, Hospital RB	6.70%	11/15/19	1,500	1,520,025
Series 2001 A, Hospital RB	6.80%	11/15/31	1,900	1,923,845
Series 2004, Ref. RB(a)(b)(i)	6.75%	11/15/14	840	965,731
Series 2004, Ref. RB(i)	6.75%	11/15/29	5,160	5,579,663
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM)(e)(h)	5.00%	07/01/30	15,210	16,813,895
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGM)(d)(e)(h)	5.25%	10/01/33	16,500	17,524,320
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	500	589,460
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	291,518
Series 2011, Ref. Hospital RB	6.00%	08/01/46	1,000	1,165,010
Miami-Dade (County of) School Board;
Series 2008 B, COP (INS-AGM)(e)(h)	5.25%	05/01/26	5,000	5,650,450
Series 2008 B, COP (INS-AGM)(e)(h)	5.25%	05/01/27	10,000	11,260,300
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation CAB RB (INS-NATL)(e)(f)	0.00%	10/01/40	10,070	1,996,780
Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/31	7,155	2,531,511
Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/32	2,890	953,960
Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/35	12,000	3,318,840
Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/39	21,650	4,690,039
Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/40	10,000	2,037,700
Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/42	72,215	13,070,915
Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/43	17,835	3,023,568
Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/44	15,495	2,466,649
Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/45	7,710	1,152,028
Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/47	22,300	2,962,778
Midtown Miami Community Development District;
Series 2004 A, Special Assessment RB	6.00%	05/01/24	1,665	1,690,425
Series 2004 A, Special Assessment RB	6.25%	05/01/37	8,445	8,553,772
Mount Dora (City of) Health Facilities Authority (Waterman Village);
Series 2002 A, RB	6.75%	08/15/25	3,000	2,450,040
Series 2004 A, Ref. RB	5.25%	08/15/13	1,075	1,035,376
Series 2004 A, Ref. RB	5.75%	08/15/18	3,750	3,232,313
Northern Palm Beach (County of) Improvement District Unit of Development No. 16;
Series 1999, Ref. Water Control & Improvement RB	7.50%	08/01/24	2,645	2,649,470
Series 2002, Water Control & Improvement RB	7.00%	08/01/32	2,500	2,554,550
Northern Palm Beach (County of) Improvement District Unit of Development No. 2A; Series 2002, Water Control & Improvement RB	6.40%	08/01/33	3,995	3,999,434
Oak Creek Community Development District; Series 2004, Special Assessment RB	5.80%	05/01/35	1,590	1,465,296
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.38%	07/01/20	3,300	3,352,800
Series 2005, Ref. RB	5.70%	07/01/26	4,000	4,049,960
Series 2007, First Mortgage RB	5.50%	07/01/32	3,750	3,713,850
Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	7,288,111
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/28	1,845	1,820,480
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/31	3,705	3,721,154
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.);
Series 1995 A, Mortgage RB(i)	7.00%	10/01/15	810	821,170
Series 1995 A, Mortgage RB(i)	7.00%	10/01/25	2,535	2,560,756
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/31	770	773,357
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/31	220	220,959
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/31	770	773,357
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/31	305	306,330
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	$1,000	$966,410
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(c)	6.13%	05/01/35	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	435	357,331
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	1,000	930,530
Palm Beach (County of) Housing Finance Authority (Lake Delray Apartments); Series 1999 A, MFH RB(d)	6.40%	01/01/31	8,540	8,500,887
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	4,635	3,091,406
Pentathlon Community Development District; Series 2003, Special Assessment RB(a)(b)	6.75%	11/01/12	1,690	1,761,014
Pier Park Community Development District; Series 2002 1, Capital Improvement RB	7.15%	05/01/34	14,310	14,404,303
Pine Air Lakes Community Development District; Series 2002, Special Assessment RB	7.25%	05/01/33	2,800	2,824,108
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,585	1,053,011
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/21	400	424,224
Series 2011 A, RB	7.13%	09/15/41	3,250	3,486,275
Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, RB	6.25%	06/01/34	5,580	5,737,691
Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/37	1,495	1,467,058
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/23	4,750	4,795,932
Reunion East Community Development District;
Series 2002 A-1, Special Assessment RB	7.38%	05/01/33	690	703,904
Series 2002 A-2, Special Assessment RB	7.38%	05/01/33	310	152,275
Series 2005, Special Assessment RB(j)	5.80%	05/01/36	4,300	1,936,720
Sarasota (County of) Health Facilities Authority (Village on the Isle);
Series 2007, Ref. Retirement Facilities RB	5.00%	01/01/17	1,500	1,544,910
Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/27	1,000	1,040,340
Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/32	1,000	1,026,010
Sausalito Bay Community Development District; Series 2003, Special Assessment RB	6.20%	05/01/35	2,610	2,638,867
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(i)	5.50%	10/01/24	5,350	5,594,388
Seven Oaks Community Development District II;
Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,605	4,642,531
Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,590	1,947,680
Silver Palms Community Development District; Series 2004, Special Assessment RB	5.90%	05/01/34	1,750	1,766,188
South Lake (County of) Hospital District (South Lake Hospital, Inc.);
Series 2003, RB	6.38%	10/01/28	2,115	2,170,984
Series 2003, RB	6.38%	10/01/34	3,995	4,129,631
South-Dade Venture Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/34	1,295	1,317,688
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	3,000	2,743,290
Series 2006 A, Health Care RB	5.38%	01/01/40	8,850	7,502,499
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities);
Series 2004 A, RB	5.63%	08/01/34	4,390	4,511,779
Series 2010 A, RB	6.00%	08/01/45	4,000	4,384,520
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	150	177,671
Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,180,610
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,495	1,284,848
Stonebrier Community Development District; Series 2006, Special Assessment RB	5.50%	05/01/37	2,770	2,647,012
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,685	5,122,720
Sweetwater Creek Community Development District; Series 2007 A, Capital Improvement Special Assessment RB(j)	5.50%	05/01/38	3,505	1,228,152
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	5,875	5,883,460
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL)(e)(h)	6.00%	10/01/29	$13,440	$18,470,726
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	11,430	8,572,843
Trails at Monterey Community Development District;
Series 2003, Special Assessment RB(a)(b)	6.50%	05/01/13	945	959,855
Series 2003, Special Assessment RB(a)(b)	6.75%	05/01/13	1,715	1,740,005
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB(j)	6.80%	05/01/39	4,895	2,384,746
Turnbull Creek Community Development District;
Series 2005, Special Assessment RB	5.80%	05/01/35	2,640	2,317,471
Series 2006, Special Assessment RB	5.25%	05/01/37	3,505	2,502,535
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	2,890	2,931,009
Venetian Isles Community Development District; Series 2002 A, Special Assessment RB	6.75%	05/01/33	3,850	3,908,250
Verandah West Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.63%	05/01/33	4,250	4,293,307
Waterlefe Community Development District; Series 2001, Golf Course RB(j)	8.13%	10/01/25	2,645	198,084
West Villages Improvement District (Unit of Development No. 3); Series 2006, Special Assessment RB	5.50%	05/01/37	3,755	1,679,349
West Villages Improvement District; Series 2007, Special Assessment RB	5.50%	05/01/38	9,500	4,442,770
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/37	2,540	2,591,613
World Commerce Community Development District; Series 2004 A-2, Special Assessment RB(j)	6.13%	05/01/35	1,490	1,430,624

				681,180,722

Georgia—1.29%
Americus (City of) & Sumter (County of) Hospital Authority (South Georgia Methodist); Series 1999 A, Ref. RB	6.38%	05/15/29	5,250	5,251,260
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	12,000	13,262,760
Atlanta (City of) (Eastside);
Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,000	1,075,810
Series 2005 B, Tax Allocation RB	5.60%	01/01/30	4,700	4,999,390
Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB(i)	5.50%	01/01/31	3,770	3,808,831
Atlanta (City of) Urban Residential Finance Authority (John Eagan); Series 1998 A, MFH RB(c)(d)	6.75%	07/01/30	5,285	3,995,989
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB(d)	9.00%	06/01/35	8,750	9,490,950
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/30	2,200	2,450,008
Series 2010, RAC	6.13%	09/01/40	1,000	1,108,330
Fulton (County of) Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2004 A, RB	6.13%	02/15/26	500	505,050
Series 2004 A, RB	6.13%	02/15/34	200	198,838
Fulton (County of) Residential Care Facilities for the Elderly Authority (RHA Assisted Living);
Series 1999 A, Sr. Lien RB	6.90%	07/01/19	4,390	4,200,571
Series 1999 A, Sr. Lien RB	7.00%	07/01/29	8,310	7,401,218
Fulton (County of) Residential Care Facilities for the Elderly Authority (St. Anne’s Terrace); Series 2003, Ref. RB	7.63%	12/01/33	3,295	3,415,498
Medical Center Hospital Authority (Spring Harbor Green Island); Series 2007, Ref. RB	5.25%	07/01/27	2,500	2,466,600
Private Colleges & Universities Authority (Mercer Housing Corp.); Series 2001 A, Student Housing RB	6.00%	06/01/21	905	906,846
Richmond (County of) Development Authority (International Paper Co.); Series 2002 A, Ref. Environmental Improvement RB(d)	6.00%	02/01/25	1,000	1,013,170
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB(d)	6.13%	01/01/34	9,615	9,977,005
Savannah (City of) Economic Development Authority (Marshes of Skidaway);
Series 2003 A, First Mortgage RB	6.85%	01/01/19	2,245	2,327,257
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Series 2003 A, First Mortgage RB	7.40%	01/01/24	$920	$941,602
Series 2003 A, First Mortgage RB	7.40%	01/01/34	3,650	3,714,824

				82,511,807

Guam—0.12%
Guam (Territory of) Waterworks Authority;
Series 2005, Water & Wastewater System RB	5.88%	07/01/35	6,250	6,372,187
Series 2005, Water & Wastewater System RB	6.00%	07/01/25	1,000	1,028,770

				7,400,957

Hawaii—0.85%
Hawaii (State of) Department of Budge & Finance (Hawaiian Electric Co.); Series 2007 B, Ref. Special Purpose RB (INS-FGIC)(d)(e)	4.60%	05/01/26	10,760	11,090,224
Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	850	1,013,855
Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/44	6,530	7,801,848
Hawaii (State of) Department of Budget & Finance (Kahala Nui);
Series 2003 A, Special Purpose RB	7.40%	11/15/17	5,300	5,569,081
Series 2003 A, Special Purpose RB	7.88%	11/15/23	4,450	4,667,738
Series 2003 A, Special Purpose RB	8.00%	11/15/33	10,000	10,466,400
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(h)	5.25%	04/01/29	12,000	14,064,840

				54,673,986

Idaho—0.25%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/06; Cost $7,640,000)(d)(i)(j)	7.50%	11/01/24	7,640	270,380
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/37	8,355	8,118,888
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.) Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	1,022,180
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	773,580
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Non-profit Facilities RB	9.00%	07/01/21	150	166,516
Series 2009 A, Non-profit Facilities RB	9.25%	07/01/29	1,000	1,115,030
Series 2009 A, Non-profit Facilities RB	9.50%	07/01/39	2,005	2,251,274
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	840,233
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,599,466

				16,157,547

Illinois—10.81%
Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	3,670	3,337,241
Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax RB	6.63%	03/01/33	3,691	3,193,933
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,355	2,470,583
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	3,860	4,057,516
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	5,000	4,710,200
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	2,000	1,799,380
Bolingbrook (Village of);
Series 1999 B, Unlimited Tax CAB GO Bonds (INS-NATL)(e)(f)	0.00%	01/01/29	910	364,819
Series 2005, Sales Tax RB	5.75%	01/01/15	545	434,261
Series 2005, Sales Tax RB	6.00%	01/01/26	4,500	3,120,975
Series 2005, Sales Tax RB	6.25%	01/01/24	6,000	4,163,940
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	2,905	2,893,729
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	8,000	8,526,720
Chicago (City of) (Chatham Ridge Redevelopment);
Series 2002, Tax Increment Allocation RB(a)	5.95%	12/15/12	275	282,983
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Series 2002, Tax Increment Allocation RB(a)	6.05%	12/15/13	$475	$513,903
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	2,820	2,820,282
Chicago (City of) (Lakeshore East);
Series 2002, Special Assessment Improvement RB	6.75%	12/01/32	6,724	7,026,446
Series 2003, Special Assessment Improvement RB	6.63%	12/01/22	3,884	4,064,800
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM)(e)(h)	5.00%	01/01/33	14,000	14,950,040
Chicago (City of) (Read-Dunning); Series 1996 B, Tax Increment Allocation RB (INS-ACA)(e)	7.25%	01/01/14	700	701,806
Chicago (City of) Board of Education;
Series 2006 B, Unlimited Tax GO Bonds (INS-AGM)(e)(h)	5.00%	12/01/25	10,000	10,831,200
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM)(e)(h)	5.00%	12/01/32	13,050	14,010,480
Chicago (City of);
Series 2011, COP	7.13%	05/01/21	1,000	1,087,800
Series 2011, COP	7.13%	05/01/25	9,700	10,444,281
Series 2011, COP	7.13%	05/01/25	9,185	9,889,765
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	12,275	13,576,886
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB(c)(i)	5.50%	03/01/17	3,439	2,210,933
Deerfield (Village of);
Series 2011, Ref. CAB RB(f)	0.00%	10/01/31	1,803	374,249
Series 2011, Ref. RB	6.00%	10/01/42	3,441	2,808,751
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	155	155,873
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB(j)	5.38%	03/01/16	2,500	875,350
Godfrey (Village of) (UTD Methodist Village); Series 1999 A, RB	5.88%	11/15/29	4,000	2,253,200
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	900	892,008
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	5,000	4,952,900
Illinois (State of) Finance Authority (Beacon Hill);
Series 2005 A, Ref. RB	5.15%	02/15/13	655	655,793
Series 2005 A, Ref. RB	5.25%	02/15/14	300	300,339
Series 2005 A, Ref. RB	5.35%	02/15/15	225	225,236
Illinois (State of) Finance Authority (Chestnut Square at Glen); Series 2002 A, RB	7.00%	08/15/29	3,255	3,255,000
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007 A, Ref. RB	5.75%	05/15/26	5,575	5,871,200
Series 2007 A, Ref. RB	5.75%	05/15/31	2,825	2,949,639
Illinois (State of) Finance Authority (Clare Oaks); Series 2006 A, RB(c)	6.00%	11/15/39	14,950	7,325,350
Illinois (State of) Finance Authority (Clare Water Tower);
Series 2010 A-6, Ref. RB(j)	6.00%	05/15/28	1,400	312,116
Series 2010 A-7, Ref. RB(j)	6.13%	05/15/41	12,600	2,809,044
Series 2010 B, Ref. CAB RB(f)(j)	0.00%	05/15/50	6,000	1,125,000
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	1,880	1,882,764
Illinois (State of) Finance Authority (Collegiate Housing Foundation- DeKalb II, LLC.- Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	7,000	7,927,990
Illinois (State of) Finance Authority (Covenant Retirement Communities, Inc.);
Series 2001, RB	5.88%	12/01/31	1,250	1,263,637
Series 2002 B, RB	6.13%	12/01/28	5,000	5,089,750
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB(j)	6.13%	08/15/28	1,000	9,580
Series 2008 A, Ref. RB(j)	6.25%	08/15/35	3,500	33,530
Series 2008 A, Ref. RB(j)	6.25%	08/15/40	5,500	52,690
Illinois (State of) Finance Authority (Franciscan Communities-St. Joseph); Series 2004 A, RB	6.00%	05/15/34	2,500	2,434,525
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/25	1,000	987,240
Series 2010, RB	7.25%	02/15/45	7,400	7,918,444
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	7.90%	02/15/25	3,285	3,433,022
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Series 2010 A, RB	8.00%	02/15/28	$3,000	$3,131,430
Series 2010 A, RB	8.13%	02/15/40	4,000	4,227,320
Series 2010 A, RB	8.25%	02/15/46	19,250	20,426,175
Series 2010 C-2, TEMPS-65sm RB	6.75%	02/15/16	5,000	5,003,000
Illinois (State of) Finance Authority (Illinois Institute of Technology);
Series 2006 A, RB	5.00%	04/01/19	1,000	1,004,080
Series 2006 A, RB	5.00%	04/01/36	4,500	3,866,805
Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	4,085	4,051,911
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	498,070
Series 2006 A, RB	6.00%	08/15/26	3,850	3,903,746
Series 2006 A, RB	6.00%	08/15/39	10,460	10,185,530
Illinois (State of) Finance Authority (Montgomery Place);
Series 2006 A, RB	5.50%	05/15/26	2,400	2,399,928
Series 2006 A, RB	5.75%	05/15/38	3,000	2,940,480
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	12,195	13,488,402
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/28	2,000	1,619,280
Series 2008, RB	7.75%	09/15/38	3,000	2,446,950
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/30	1,300	1,348,568
Series 2010 A, RB	8.13%	05/15/40	6,250	6,454,125
Series 2010 A, RB	8.25%	05/15/45	14,000	14,509,740
Series 2010 D-1, TEMPS-75sm RB	7.25%	08/15/16	8,000	8,023,760
Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	550	550,248
Series 2010 D-3, TEMPS-50sm RB	6.25%	08/15/15	550	549,956
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	11,300	14,404,675
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/30	1,865	2,349,900
Series 2009 A, RB	7.25%	11/01/38	24,235	30,536,100
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	8,250	8,531,902
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/30	5,000	5,126,200
Series 2009, RB	6.88%	08/15/38	19,875	22,231,976
Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	501,660
Series 2005 A, RB	6.13%	11/15/25	1,000	1,004,590
Series 2005 A, RB	6.25%	11/15/35	1,500	1,466,580
Illinois (State of) Finance Authority (The Admiral at the Lake);
Series 2010 A, RB	7.25%	05/15/20	1,905	2,001,355
Series 2010 D-1, TEMPS-75sm RB	7.00%	05/15/18	1,550	1,560,013
Series 2010 D-2, TEMPS-65sm RB	6.38%	05/15/17	10,500	10,507,035
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	4,500	4,004,595
Series 2005 A, RB	6.00%	05/15/37	19,325	15,596,821
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	2,000	2,230,260
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	1,025,850
Series 2006 A, RB	5.88%	02/15/38	1,500	1,519,230
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	3,500	3,851,890
Series 2011, Ref. Charter School RB	7.13%	10/01/41	1,000	1,109,040
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB(j)	6.90%	11/15/33	8,750	3,586,275
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB(d)	5.05%	08/01/29	1,320	1,397,484
Illinois (State of) Finance Authority;
Series 2003 A, RB	7.00%	11/15/32	3,450	3,481,498
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Series 2003 A, Ref. RB	6.20%	08/15/23	$1,000	$1,000,230
Series 2003 A, Ref. RB	6.40%	08/15/33	4,500	4,500,495
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB(h)	5.50%	06/15/50	18,000	19,794,780
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA)(e)(i)	6.20%	06/15/18	4,607	4,687,136
Illinois (State of) Toll Highway Authority; Series 2008 B, RB(h)	5.50%	01/01/33	29,000	31,863,460
Lake, Cook, Kane & McHenry Counties Community Unit School District No. 220 (Barrington); Series 2000, Unlimited Tax GO Bonds (INS-NATL)(e)	5.75%	12/01/19	80	80,303
Lombard Public Facilities Corp.;
Series 2005 A-1, First Tier Conference Center & Hotel RB	6.38%	01/01/15	750	532,313
Series 2005 A-1, First Tier Conference Center & Hotel RB	7.13%	01/01/36	2,500	1,715,500
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	3,450	3,632,608
Loves Park (City of) (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	1,310	1,310,105
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB(i)	5.75%	12/30/25	1,900	1,186,683
Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax RB	6.10%	03/01/35	4,308	4,406,955
Minooka (Village of) (Lakewood Trails Unit No. 2); Series 2004, Special Assessment Improvement RB	6.38%	03/01/34	5,500	5,599,055
Minooka (Village of) (Lakewood Trails); Series 2003, Special Assessment Improvement RB	6.63%	03/01/33	3,710	3,784,460
Minooka (Village of) (Prairie Ridge); Series 2003, Special Assessment Improvement RB	6.88%	03/01/33	2,645	2,302,763
Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/36	5,080	4,398,721
Series 2011, RB	8.50%	06/01/41	3,290	3,560,668
Pingree Grove (Village of) Special Service Area No. 2 (Cambridge Lakes); Series 2005-2, Special Tax RB	6.00%	03/01/35	6,992	6,996,964
Pingree Grove (Village of) Special Service Area No. 7 (Cambridge Lakes); Series 2006-1, Special Tax RB	6.00%	03/01/36	8,555	8,384,413
Plano (City of) Special Service Area No. 1 (Lakewood Springs); Series 2004 A, Special Tax RB	6.20%	03/01/34	4,076	4,165,550
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(j)	5.80%	03/01/37	5,615	2,881,169
Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB(d)	6.00%	12/01/41	1,335	1,217,066
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	19,900	22,875,249
Regional Transportation Authority;
Series 1994 B, RB (INS-AMBAC)(e)	8.00%	06/01/17	2,095	2,592,060
Series 2003 A, RB (INS-NATL) (e)(h)	6.00%	07/01/33	22,000	28,767,640
Round Lake (Village of) Lakewood Grove Special Service Area No. 1; Series 2003, Special Tax RB(a)(b)	6.70%	03/01/13	3,497	3,718,430
Round Lake (Village of) Lakewood Grove Special Service Area No. 4; Series 2003, Unlimited Tax GO Bonds(a)(b)	6.75%	03/01/13	4,829	5,136,607
Southwestern Illinois Development Authority (City of Collinsville Limited Incremental Sales Tax); Series 2007, Local Government Program RB	5.35%	03/01/31	1,000	833,610
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	644,856
Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,279,100
St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	1,800	1,843,200
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	2,000	2,000,240
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	2,850	2,850,513
Sterling (City of) (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	850	850,068
United City of Yorkville (City of) (Storm Water/Water Improvement);
Series 2007, Business District RB	6.00%	01/01/26	3,295	2,250,485
Series 2007, Business District RB	6.00%	01/01/27	285	190,845
United City of Yorkville (City of) Special Service Area No. 2003-100 (Raintree Village); Series 2003, Special Tax RB	6.88%	03/01/33	5,461	5,568,746
United City of Yorkville (City of) Special Service Area No. 2003-101 (Windett Ridge); Series 2003, Special Tax RB (Acquired 09/03/03; Cost $2,645,000)(i)	6.88%	03/01/33	2,645	2,314,375
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	$5,481	$3,293,040
United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB	6.00%	03/01/36	2,745	2,530,039
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	4,350	4,345,084
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB(d)	6.10%	12/01/41	4,000	3,722,040
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	2,000	2,103,980
Series 2010, RB	7.25%	11/15/40	3,200	3,376,448
Series 2010, RB	7.38%	11/15/45	1,700	1,803,224
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	3,798	3,255,722
Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,390,885
Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	4,838,086
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/25	8,745	8,746,487
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(d)	7.00%	12/01/42	2,460	2,516,014

				693,952,025

Indiana—1.48%
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,569,495
Series 2009 A, Economic Development RB	8.00%	11/15/39	9,000	10,242,720
Delaware (County of) Redevelopment District; Series 1997, Tax Increment Allocation RB	6.88%	02/01/18	640	641,587
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	290	339,230
Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,613,137
Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,218,060
Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	7,755	7,892,574
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	5,500	5,555,660
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	10,500	10,559,115
Indiana (State of) Finance Authority (U.S. Steel Corp); Series 2011, Ref. Environmental RB	6.00%	12/01/19	8,000	8,666,720
Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana);
Series 2004 A, Hospital RB	6.00%	03/01/34	13,035	13,588,727
Series 2004 A, Hospital RB	6.25%	03/01/25	1,500	1,578,915
Indiana (State of) Health Facility Financing Authority (Franciscan Communities, Inc.); Series 2003 A, Ref. RB	6.40%	05/15/24	3,435	3,436,408
Indiana (State of) Health Facility Financing Authority (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	3,865	3,865,309
North Manchester (Town of) (Peabody Retirement Communities); Series 2002 A, RB(j)	7.25%	07/01/33	3,000	1,019,550
Portage (City of) Special Improvement District (Marina Shoes); Series 2005, Special Assessment RB(j)	6.38%	03/01/35	3,643	1,275,159
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/12	130	124,825
Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/13	130	115,578
Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/14	125	102,919
Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/15	125	95,310
Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/16	125	88,269
Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, RB(i)	5.70%	09/01/37	8,000	8,099,680
Series 2007, RB(i)	5.75%	09/01/42	5,780	5,844,563
Series 2007, RB(i)	5.80%	09/01/47	5,645	5,721,264

				95,254,774

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—1.17%
Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/28	$1,250	$1,371,025
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/39	5,000	5,346,100
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/43	5,500	5,867,125
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.25%	06/15/36	1,250	1,331,275
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,097,550
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	6,449,571
Des Moines (City of) (Luther Park Apartments, Inc.);
Series 2004, Senior Housing RB	6.00%	12/01/23	500	501,375
Series 2004, Senior Housing RB	6.25%	12/01/34	2,245	2,198,596
Series 2007 A, Ref. MFH RB(i)	5.30%	12/01/36	3,585	3,218,505
Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	695	696,362
Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	3,795	3,677,241
Iowa (State of) Finance Authority (Boys & Girls Home & Family Services, Inc.); Series 2007, Community Provider RB	5.80%	12/01/22	1,000	539,970
Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.75%	11/15/24	1,000	991,640
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/29	1,930	1,860,655
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,596,687
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.38%	06/01/38	2,215	1,834,751
Series 2005 C, Asset-Backed RB	5.50%	06/01/42	12,575	10,235,673
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	3,935	4,012,677
Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	139,953
Series 2005 A, MFH RB	6.00%	09/01/35	400	356,020
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	7,415	7,422,267
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	289,991
Series 2004, Health Care Facilities RB	6.15%	10/01/36	3,100	2,992,492
Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/37	4,835	4,139,002
Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,405	3,220,211
Scott (County of) (Ridgecrest Village);
Series 2004, Ref. RB	4.75%	11/15/12	200	200,782
Series 2006, Ref. RB	5.25%	11/15/21	1,000	1,026,700
Washington (City of) (United Presbyterian Home); Series 2006 A, Ref. Senior Housing RB	5.60%	12/01/36	1,615	1,670,669

				75,284,865

Kansas—0.26%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/38	1,900	2,188,458
Labette (County of);
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/29	750	786,203
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/37	900	932,436
Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/29	500	552,185
Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,641,825
Olathe (City of) (Aberdeen Village Inc.);
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/28	1,500	1,470,840
Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/30	1,000	1,003,350
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	2,500	2,564,575
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	375,960
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	1,160	827,428
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	1,000	679,530
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,485	1,319,348
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas—(continued)
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	$920	$904,139
Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/25	445	334,119
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/25	925	703,463
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/25	1,000	667,470

				16,951,329

Kentucky—0.27%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB	6.25%	05/15/18	1,000	1,015,410
Series 2011, RB	7.00%	05/15/30	2,500	2,716,275
Series 2011, RB	7.25%	05/15/41	3,050	3,301,168
Series 2011, RB	7.38%	05/15/46	1,000	1,091,840
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	6,000	6,975,960
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	2,014,940

				17,115,593

Louisiana—1.30%
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee)	6.50%	12/01/18	4,530	4,757,904
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(j)	5.25%	07/01/17	14,685	5,875,762
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Eunice Student Housing Foundation); Series 2002, RB	7.38%	09/01/33	2,980	2,472,119
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2007, RB	6.75%	11/01/32	8,690	9,673,621
Series 2009 A, RB	6.50%	08/01/29	9,500	10,986,085
Series 2010 A-1, RB	6.50%	11/01/35	9,245	10,552,521
Series 2010 A-2, RB	6.50%	11/01/35	1,000	1,141,430
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/41	3,000	3,409,680
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(i)	6.38%	12/01/34	15,000	15,759,600
Louisiana (State of) Public Facilities Authority (Progressive Health Care);
Series 1998, RB	6.38%	10/01/20	2,500	2,477,475
Series 1998, RB	6.38%	10/01/28	2,000	1,865,440
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $1,918,389)(i)	5.75%	10/30/18	1,918	1,923,722
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS-AGM)(e)	6.00%	01/01/23	3,000	3,588,390
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(b)(g)	4.00%	06/01/22	6,500	6,667,050
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 1998, Ref. RB	5.70%	11/15/28	2,000	1,999,980

				83,150,779

Maine—0.22%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	7.50%	07/01/32	2,500	3,039,425
Series 2011, RB	6.75%	07/01/36	500	574,250
Series 2011, RB	6.75%	07/01/41	9,505	10,841,118

				14,454,793

Maryland—1.90%
Annapolis (City of) (Park Place); Series 2005 A, Special Obligation Tax Allocation RB	5.35%	07/01/34	1,900	1,903,591
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland—(continued)
Anne Arundel (County of) (Farmington Village); Series 1998 A, Special Tax RB	6.25%	06/01/25	$1,635	$1,636,521
Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	1,055,380
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	3,250	3,417,895
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	12,500	13,383,500
Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	961	1,012,000
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/36	18,100	15,577,765
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/40	9,020	9,062,123
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	6,000	6,647,400
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	5.13%	01/01/23	1,000	1,114,070
Series 2011 A, RB	6.13%	01/01/36	1,500	1,694,220
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/27	4,475	4,155,709
Series 2007 A, RB	5.30%	01/01/37	3,050	2,680,706
Maryland (State of) Health & Higher Educational Facilities Authority (Washington Christian Academy); Series 2006, RB(j)	5.50%	07/01/38	1,500	600,015
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital);
Series 2008, RB	5.75%	01/01/38	500	527,380
Series 2008, RB	6.00%	01/01/43	16,105	17,199,335
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	1,500	1,547,550
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC);
Series 1999, Air Cargo RB(d)	6.50%	07/01/24	6,000	5,533,920
Series 2003, Ref. Air Cargo RB(d)	7.34%	07/01/24	1,240	1,224,202
Maryland Economic Development Corp. (Chesapeake Bay); Series 2006 B, Sr. Lien RB	5.25%	12/01/31	1,500	1,048,020
Maryland Economic Development Corp. (CNX Marine Terminals Inc. Port of Baltimore Facility); Series 2010, Ref. Port Facilities RB	5.75%	09/01/25	8,000	8,514,880
Montgomery (County of) (Trinity Health); Series 2011, Ref. RB(h)	5.00%	12/01/40	10,000	10,995,500
Montgomery (County of) (West Germantown Development District); Series 2004 B, Special Obligation Limited Tax GO Bonds	6.70%	07/01/27	1,255	1,281,656
Prince George’s (County of) (Woodview Village Phase II-Subdistrict); Series 2002, Special Obligation RB(a)(b)	7.00%	07/01/12	4,000	4,102,000
Salisbury (City of) (Villages at Aydelotte Farm); Series 2007, Special Obligation Tax Allocation RB	5.25%	01/01/37	4,000	1,546,040
Westminster (City of) (Carroll Lutheran Village);
Series 2004 A, Economic Development RB	6.00%	05/01/24	2,000	2,005,240
Series 2004 A, Economic Development RB	6.25%	05/01/34	2,500	2,500,950

				121,967,568

Massachusetts—3.32%
Boston (City of) Industrial Development Financing Authority (Springhouse Inc.); Series 1998, Ref. First Mortgage RB	6.00%	07/01/28	3,750	3,749,925
Massachusetts (State of) Development Finance Agency (Alliance); Series 1999 A, Health Care Facility RB	7.10%	07/01/32	7,070	6,605,147
Massachusetts (State of) Development Finance Agency (Baystate Medical Center); Series 2002 F, RB	5.50%	07/01/22	720	721,253
Massachusetts (State of) Development Finance Agency (Civic Investments); Series 2002 B, RB(a)(b)	9.15%	12/15/12	2,900	3,094,996
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	5,600	5,703,824
Massachusetts (State of) Development Finance Agency (Developmental Disabilities Inc.); Series 2003, RB(a)(b)	6.75%	06/01/13	1,265	1,347,959
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)
Massachusetts (State of) Development Finance Agency (Dimock Community Health Center);
Series 2003, RB	6.25%	12/01/13	$335	$339,821
Series 2003, RB	6.75%	12/01/33	7,565	7,583,610
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	250,890
Series 2005, RB	5.50%	01/01/35	500	501,045
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.);
Series 1998, First Mortgage RB	6.50%	10/01/15	545	545,229
Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	3,887,920
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,500	1,544,700
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(h)	5.50%	11/15/36	23,660	28,484,747
Massachusetts (State of) Development Finance Agency (Hillcrest Educational Centers Inc.); Series 1999, RB	6.38%	07/01/29	5,975	5,975,956
Massachusetts (State of) Development Finance Agency (Jordan Hospital);
Series 1998 D, RB	5.25%	10/01/23	3,610	3,611,733
Series 1998 D, RB	5.38%	10/01/28	1,465	1,465,469
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	682,246
Series 2011 A-1, RB	6.25%	11/15/46	975	706,904
Series 2011 A-2, RB	5.50%	11/15/46	89	55,365
Series 2011 B, CAB RB(f)	0.00%	11/15/56	445	2,294
Massachusetts (State of) Development Finance Agency (Loomis Communities); Series 2002 A, First Mortgage RB	6.90%	03/01/32	2,000	2,042,220
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(h)	5.50%	07/01/32	14,495	20,600,439
Massachusetts (State of) Development Finance Agency (MCHSP Human Services Providers); Series 2009 A, RB	6.75%	07/01/18	495	487,476
Massachusetts (State of) Development Finance Agency (Overlook Communities);
Series 2004 A, First Mortgage RB(a)(b)	6.13%	07/01/12	850	871,173
Series 2004 A, First Mortgage RB(a)(b)	6.25%	07/01/12	4,620	4,735,546
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB(c)	5.85%	01/15/18	5,565	27,714
Massachusetts (State of) Development Finance Agency (Reeds Landing-Accredited Investors); Series 2006, Ref. First Mortgage RB(j)	5.75%	10/01/31	10,351	104
Massachusetts (State of) Development Finance Agency (Regis College); Series 1998, RB	5.50%	10/01/28	5,865	5,698,434
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	864,915
Series 2009 A, RB	6.90%	04/15/25	895	1,038,791
Series 2009 A, RB	8.00%	04/15/31	1,000	1,225,900
Series 2009 A, RB	8.00%	04/15/39	4,850	5,916,224
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Senior Living Facility RB	7.50%	06/01/29	1,430	1,077,004
Series 2009 A, Senior Living Facility RB	7.75%	06/01/39	2,000	1,507,000
Series 2009 A, Senior Living Facility RB	7.88%	06/01/44	2,000	1,507,120
Series 2009 B-1, TEMPS-85sm Senior Living Facility RB	7.25%	06/01/16	16,100	13,710,599
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	1,000	1,159,850
Series 2011 I, RB	6.88%	01/01/41	4,500	5,217,300
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/30	2,690	2,699,119
Massachusetts (State of) Port Authority (Delta Air Lines); Series 2001 C, Special Facilities RB (INS-AMBAC)(d)(e)(g)	0.50%	01/01/31	30,000	18,600,000
Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC)(e)(h)	5.50%	08/01/30	32,040	43,437,910
Series 2006 A, VRD Unlimited Tax GO Bonds(l)	0.17%	03/01/26	3,500	3,500,000

				212,785,871

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—1.18%
Chelsea Economic Development Corp. (UTD Methodist Retirement);
Series 1998, Ref. RB	5.40%	11/15/18	$1,000	$1,001,130
Series 1998, Ref. RB	5.40%	11/15/27	6,215	6,216,243
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,674,955
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	7,906,514
Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,400	1,134,182
Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	773,860
Gogebic (County of) Hospital Finance Authority (Grand View Health System, Inc.); Series 1999, Ref. RB	5.88%	10/01/16	785	785,762
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,474,836
Iron River (City of) Hospital Finance Authority (Iron County Community Hospitals);
Series 2008, Ref. Hospital RB	6.50%	05/15/33	3,000	3,050,100
Series 2008, Ref. Hospital RB	6.50%	05/15/40	3,380	3,419,681
John Tolfree Health System Corp.; Series 1999, Ref. Mortgage RB	6.00%	09/15/23	2,845	2,652,422
Mecosta (County of) General Hospital; Series 1999, Ref. RB	6.00%	05/15/18	365	365,584
Michigan (State of) Finance Authority (Trinity Health); Series 2011, Ref. RB(h)	5.00%	12/01/39	16,120	17,536,464
Michigan (State of) Hospital Finance Authority (Presbyterian Villages of Michigan Obligated Group);
Series 2005, Ref. RB	4.88%	11/15/16	685	688,315
Series 2005, Ref. RB	5.25%	11/15/25	450	434,003
Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SGI)(d)(e)	5.45%	12/15/32	2,325	2,336,788
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(d)	7.50%	01/01/21	2,870	2,844,773
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 B-2, Ref. Limited Obligation RB	6.25%	06/01/14	10,000	10,999,200
Star International Academy; Series 2003, COP	8.00%	03/01/33	3,000	3,104,130
Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB(m)	7.50%	04/01/33	11,620	2,545,593
Series 2002, RB(m)	7.88%	04/01/22	3,485	780,640

				75,725,175

Minnesota—4.45%
Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	3,405	3,274,554
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/46	4,070	4,257,383
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/30	500	536,675
Series 2010 A, RB	6.88%	05/01/40	1,000	1,072,650
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,672,000
Apple Valley (City of) Economic Development Authority (Evercare Senior Living, LLC); Series 2005 A, Health Care RB	6.13%	06/01/35	1,440	1,440,360
Baytown (Township of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	1,046,190
Series 2008 A, Lease RB	7.00%	08/01/38	700	735,931
Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	1,004,250
Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	1,002,620
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, Recovery Zone Facility RB	6.25%	12/01/16	1,900	2,000,909
Series 2010, Recovery Zone Facility RB	6.75%	12/01/18	1,755	1,901,402
Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,859,910
Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	8,000	9,451,200
Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	8.38%	03/01/23	100	111,913
Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,995,079
Series 2009 A, Lease RB	9.25%	03/01/39	8,000	9,281,360
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Cambridge (City of) (Grandview West);
Series 1998 A, Housing & Health Care Facilities RB	6.00%	10/01/28	$1,410	$1,410,451
Series 1998 B, Housing & Health Care Facilities RB	6.00%	10/01/33	3,000	3,000,390
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	6,900	6,901,242
Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	425	427,112
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	600	600,090
Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,067,010
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	5,000	3,697,850
Cuyuna (City of) (Crosby Senior Services); Series 2007 B, Senior Housing RB	6.10%	10/01/47	4,100	4,023,822
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	18,000	18,754,560
Detroit Lakes (City of) (CDL Homes);
Series 2004 B, Housing & Health Facilities RB	6.00%	08/01/24	840	849,198
Series 2004 B, Housing & Health Facilities RB	6.13%	08/01/34	1,435	1,450,268
Duluth (City of) Economic Development Authority (St. Luke’s Hospital);
Series 2002, Health Care Facilities RB	6.00%	06/15/12	155	155,110
Series 2002, Health Care Facilities RB	7.25%	06/15/22	2,500	2,528,350
Series 2002, Health Care Facilities RB	7.25%	06/15/32	7,130	7,207,788
Falcon Heights (City of) (Kaleidoscope Charter School);
Series 2007 A, Lease RB	6.00%	11/01/27	400	402,548
Series 2007 A, Lease RB	6.00%	11/01/37	550	545,012
Fergus Falls (City of) (Lake Region Healthcare Corp.);
Series 2010, Health Care Facilities RB	5.15%	08/01/35	1,000	1,038,710
Series 2010, Health Care Facilities RB	5.40%	08/01/40	1,000	1,036,120
Lake Crystal (City of) (Ecumen-Second Century); Series 2006 A, Ref. Housing RB	5.70%	09/01/36	2,000	2,014,800
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,045	1,130,293
Maplewood (City of) (Volunteers of America Care Center); Series 2005 A, Ref. Health Care Facilities RB	5.00%	10/01/13	530	537,266
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2003, Health Care Facility RB	5.88%	12/01/29	800	825,456
Minneapolis (City of) (Grant Park); Series 2006, Tax Increment Allocation RB	5.35%	02/01/30	1,450	1,411,125
Minneapolis (City of) (Ivy Tower); Series 2005, Tax Increment Allocation RB	5.70%	02/01/29	1,000	888,470
Minneapolis (City of) (Providence);
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	5,475	5,542,945
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	7,345	7,388,482
Minneapolis (City of) (Riverton Community Housing); Series 2006 A, Ref. Student Housing RB	5.60%	08/01/26	1,400	1,403,486
Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref. Tax Increment Allocation RB	5.75%	02/01/27	595	597,100
Minnesota (State of) Agricultural & Economic Development Board (Evangelical); Series 2000, RB(a)(b)	6.63%	08/01/12	1,060	1,064,950
Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Tobacco Settlement RB	5.25%	03/01/31	10,600	11,828,222
Moorhead (City of) (Sheyenne Crossing); Series 2006, Sr. Housing RB	5.65%	04/01/41	5,000	4,919,900
New Ulm (City of) Economic Development Authority (HADC Ridgeway); Series 2006 A, Ref. Housing Facilities RB	6.00%	06/01/41	2,300	2,312,650
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	70,530
Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	2,008,760
Series 2005 A, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	4,993,100
Series 2006, Ref. Governmental Housing RB	5.25%	07/01/26	850	795,286
Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	2,084,636
Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/31	1,500	1,596,510
Series 2010, Housing RB	7.00%	08/01/45	3,000	3,217,110
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Oakdale (City of) (Oak Meadows);
Series 2004, Ref. Senior Housing RB	6.00%	04/01/24	$1,000	$1,007,650
Series 2004, Ref. Senior Housing RB	6.25%	04/01/34	3,500	3,513,125
Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Senior Housing RB	5.40%	11/01/41	4,700	3,806,859
Oronoco (City of) (Wedum Shorewood Campus);
Series 2006, Ref. MFH RB	5.25%	06/01/26	1,600	1,600,576
Series 2006, Ref. MFH RB	5.40%	06/01/41	7,500	7,259,025
Owatonna (City of) (Senior Living); Series 2006 A, Senior Housing RB	5.80%	10/01/29	800	820,328
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,205,960
Pine City (City of) (Lakes International Language Academy); Series 2006 A, Lease RB	6.25%	05/01/35	2,650	2,658,003
Ramsey (City of) (Pact Charter School);
Series 2004 A, Lease RB	6.50%	12/01/22	925	959,484
Series 2004 A, Lease RB	6.75%	12/01/33	3,000	3,074,160
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	2,000	2,210,880
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,720,950
Sartell (City of) (Country Manor Campus LLC); Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	983,432
Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB	7.50%	01/01/39	7,000	7,365,750
St. Paul (City of) Housing & Redevelopment Authority (Achieve Language Academy); Series 2003 A, Ref. Lease RB	7.00%	12/01/32	1,600	1,608,992
St. Paul (City of) Housing & Redevelopment Authority (Community Peace Academy); Series 2006 A, Lease RB	5.00%	12/01/36	4,825	4,441,654
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	750,141
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	945	1,002,957
St. Paul (City of) Housing & Redevelopment Authority (HealthEast); Series 2005, Hospital RB	6.00%	11/15/30	3,360	3,491,242
St. Paul (City of) Housing & Redevelopment Authority (Higher Ground Academy);
Series 2004 A, Ref. Lease RB	6.88%	12/01/33	2,720	2,789,659
Series 2009, Lease RB	8.50%	12/01/38	1,900	2,022,778
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	700	697,907
Series 2006 A, Lease RB	6.00%	09/01/36	3,390	3,368,202
St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy);
Series 2004 A, Lease RB	6.75%	12/01/33	2,415	2,466,126
Series 2005 A, Lease RB	6.25%	12/01/33	2,185	2,186,529
St. Paul (City of) Housing & Redevelopment Authority (Marian Center);
Series 2007 A, Ref. MFH RB	5.30%	11/01/30	1,000	953,380
Series 2007 A, Ref. MFH RB	5.38%	05/01/43	7,590	7,048,378
St. Paul (City of) Housing & Redevelopment Authority (Model Cities Health Center); Series 2001 A, Health Care RB(c)	7.25%	11/01/26	4,035	3,717,082
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	4,390	4,506,335
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, Charter School Lease RB	6.38%	09/01/31	1,000	1,071,280
Series 2011 A, Charter School Lease RB	6.63%	09/01/42	1,500	1,605,405
St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2007 A, RB	5.05%	10/01/27	1,750	1,736,962
Series 2007 A, RB	5.15%	10/01/42	275	264,380
Series 2007 A, RB	5.25%	10/01/42	2,000	1,952,400
St. Paul (Port of) (HealthEast Midway Campus-03);
Series 2005 A, Lease RB	5.75%	05/01/25	1,700	1,749,912
Series 2005 A, Lease RB	5.88%	05/01/30	1,250	1,278,263
Series 2005 B, Lease RB	6.00%	05/01/30	1,700	1,745,526
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	1,900	1,538,791
Series 2004 A, Lease RB	6.60%	12/01/34	5,275	4,003,725
Vadnais Heights (City of) (Cottages Vadnais Heights); Series 1995, Ref. MFH RB(d)	7.00%	12/01/31	4,295	4,297,147
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Victoria (City of) (Holy Family Catholic High School);
Series 1999 A, Private School Facility RB	5.85%	09/01/24	$1,650	$1,650,528
Series 1999 A, Private School Facility RB	5.88%	09/01/29	4,500	4,500,675
Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury); Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	845	864,308
Wayzata (City of) (Folkestone Senior Living Community);
Series 2012 A, Senior Housing RB	5.50%	11/01/32	2,000	2,002,680
Series 2012 A, Senior Housing RB	5.75%	11/01/39	4,000	4,052,640
Series 2012 A, Senior Housing RB	6.00%	05/01/47	8,500	8,705,700
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	1,530	1,621,448
Winsted (City of) (St. Mary’s Care Center);
Series 2010 A, Health Care RB	6.25%	09/01/30	500	516,160
Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	2,095,880
Woodbury (City of) (Math & Science Academy);
Series 2002 A, Ref. Lease RB	7.38%	12/01/24	250	257,158
Series 2002 A, Ref. Lease RB	7.50%	12/01/31	750	770,063
Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB(b)(g)	6.38%	05/01/19	650	678,711

				285,568,380

Mississippi—0.25%
Mississippi (State of) Hospital Equipment & Facilities Authority (South Central); Series 2006, Ref. & Improvement RB	5.25%	12/01/31	1,965	2,020,000
Mississippi (State of) Hospital Equipment & Facilities Authority (South West Mississippi Medical Center);
Series 2003, Ref. & Improvement RB	5.75%	04/01/23	1,000	1,015,180
Series 2003, Ref. & Improvement RB	5.75%	04/01/29	2,000	2,013,280
Mississippi Business Finance Corp.; Series 2004, Air Cargo RB(d)	7.25%	07/01/34	1,585	824,200
Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB(d)	6.25%	04/01/37	5,700	3,749,574
Mississippi Home Corp. (Kirkwood Apartments); Series 2007, RB(d)(m)	6.80%	11/01/37	7,000	5,019,910
Warren (County of) (International Paper Co.); Series 2011, Gulf Opportunity Zone RB	5.38%	12/01/35	1,250	1,341,788

				15,983,932

Missouri—2.87%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	1,750	1,771,788
Series 2002, RB	7.20%	05/01/33	5,250	5,292,367
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/28	870	963,438
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/20	3,905	4,283,941
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	2,090,140
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,601,080
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	1,055	996,384
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB(c)(d)	6.00%	07/01/37	28,600	7,315,308
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/13	300	297,309
Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	460,330
Series 2007 A, Special Assessment RB	5.50%	04/01/22	1,455	1,138,276
Series 2007 A, Special Assessment RB	5.50%	04/01/27	1,500	1,059,195
Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 1998, Senior Housing RB	5.90%	05/01/28	2,000	2,000,660
Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	3,400	3,541,712
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.75%	06/01/32	245	245,230
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	$1,000	$1,077,080
Series 2007, Hospital RB	5.63%	05/01/38	2,890	2,920,750
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	999,230
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	130	131,941
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB	5.00%	05/01/36	3,190	1,652,324
Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	735	735,610
Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003 A, IDR	6.75%	04/01/33	2,390	2,398,508
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.20%	06/01/29	2,755	2,754,807
Fenton (City of) (Gravois Bluffs Redevelopment); Series 2002, Ref. & Improvement Tax Increment Allocation RB(a)(b)	6.13%	10/01/12	4,550	4,640,454
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	1,565	1,573,608
Good Shepherd Nursing Home District; Series 1998, Ref. Nursing Home Facilities RB	5.90%	08/15/23	3,095	3,096,114
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB	5.75%	12/01/28	1,250	313,625
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,101,540
Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,390,775
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	1,260	1,326,944
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/25	3,000	3,106,410
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments);
Series 2002 A, MFH RB(d)	6.95%	04/15/15	202	205,487
Series 2002 B, MFH RB(d)	5.25%	10/15/38	2,315	1,796,093
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB(d)	6.45%	05/01/40	2,344	2,274,289
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	5.90%	03/01/24	5,000	5,084,950
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB(d)	7.55%	06/15/12	65	65,064
Series 2000 B, MFH RB(d)	7.55%	06/15/22	990	990,762
Series 2000 B, MFH RB(d)	7.55%	06/15/35	3,430	3,431,818
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	7,000	8,243,480
Series 2010 A, Retirement Community RB	8.25%	05/15/39	3,500	4,103,470
Series 2010 A, Retirement Community RB	8.25%	05/15/45	22,000	25,747,040
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	960	1,024,531
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,603,425
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,321,475
Missouri (State of) Development Finance Board (Branson Landing);
Series 2004 A, Infrastructure Facilities RB	5.50%	12/01/24	1,000	1,039,980
Series 2004 A, Infrastructure Facilities RB	5.63%	12/01/28	1,500	1,553,265
Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC-Bank of America, N.A.)(k)(l)	0.33%	07/01/29	700	700,000
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2004 B, VRD RB(l)	0.15%	02/15/34	2,435	2,435,000
Series 2011 A, RB(h)	5.00%	11/15/41	6,210	7,217,510
Series 2011 B, RB(h)	5.00%	11/15/37	10,500	12,297,810
Osage Beach (City of) (Prewitts Point); Series 2002, Tax Increment Allocation RB	6.75%	05/01/23	2,325	2,308,911
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,315	3,488,176
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	2,031,040
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. & Improvement Tax Increment Allocation & Transportation Sales Tax RB	5.63%	11/01/25	$750	$750,150
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,787,192
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.25%	11/01/13	500	516,110
Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	744,578
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	992,770
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	3,490	3,697,585
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2003 A, Health Facilities RB(a)(b)	6.63%	11/15/13	4,600	5,011,608
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	3,770	3,901,648
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	8,030	8,241,751

				183,883,846

Nebraska—0.19%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	5,000	5,470,600
Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	6,000	6,563,340

				12,033,940

Nevada—0.77%
Boulder City (City of) (Boulder City Hospital Inc.); Series 1998, Ref. Hospital RB	5.85%	01/01/22	3,000	2,976,630
Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/27	4,790	4,792,970
Clark (County of) (Special Improvement District No. 142);
Series 2003, Local Improvement RB	6.10%	08/01/18	1,815	1,873,951
Series 2003, Local Improvement RB	6.38%	08/01/23	5,300	5,470,289
Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000, Second Tier RB(j)	7.38%	01/01/40	8,000	80
Henderson (City of) (Local Improvement District No. T-13);
Series 2002 A, Special Assessment RB	6.80%	03/01/22	740	747,089
Series 2002 B, Special Assessment RB	6.90%	03/01/22	2,675	2,706,164
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	7,180	3,906,781
Las Vegas (City of) (Elkhorn Springs Special Improvement District No. 505); Series 1993, Special Assessment RB	8.00%	09/15/13	145	147,851
Las Vegas (City of) (Special Improvement District No. 607);
Series 2004, Local Improvement Special Assessment RB	6.00%	06/01/19	945	957,238
Series 2004, Local Improvement Special Assessment RB	6.25%	06/01/24	1,320	1,347,416
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	10,800	11,940,264
Mesquite (City of) (Special Improvement District No. 07-01 -Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/37	2,530	2,236,242
Reno (City of) Redevelopment Agency; Series 2007 C, Sub. Lien Tax Allocation RB	5.40%	06/01/27	5,425	2,821,054
Reno (City of) Special Assessment District No. 4 (Somersett Parkway); Series 2003, Special Assessment RB	6.63%	12/01/22	3,805	3,839,740
Sparks (City of) (Local Improvement Districts No. 3-Legends at Sparks Marina);
Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	865	910,603
Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/27	2,000	2,053,940
University & Community College System of Nevada; Series 2002 A, University RB (INS-NATL)(e)	5.40%	07/01/31	500	501,665

				49,229,967

New Hampshire—0.46%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	9,475	10,272,416
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire—(continued)
New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (Acquired 09/20/99; Cost $890,534)(d)(i)	7.75%	06/01/14	$910	$911,665
New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	1,735	1,774,436
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/31	620	673,463
Series 2011 A, RB	6.88%	07/01/41	2,125	2,326,811
Series 2011 B-1, RB	5.55%	07/01/17	400	403,956
New Hampshire (State of) Health & Education Facilities Authority (Speare Memorial Hospital);
Series 2004, Hospital RB	5.50%	07/01/25	1,055	1,080,742
Series 2004, Hospital RB	5.88%	07/01/34	2,650	2,737,132
New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua);
Series 2003 A, RB	6.88%	05/01/23	2,320	2,353,733
Series 2003 A, RB	6.88%	05/01/33	7,040	7,110,541
New Hampshire (State of) Housing Finance Authority; Series 1997 D, Single Family Mortgage Acquisition RB(d)	5.90%	07/01/28	125	125,175

				29,770,070

New Jersey—4.14%
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	1,500	1,526,115
Camden (County of) Improvement Authority (Cooper Health); Series 2004 A, Health Care Redevelopment RB	5.75%	02/15/34	2,000	2,034,340
New Jersey (State of) Economic Development Authority (Arbor); Series 1998 A, Sr. Mortgage RB	6.00%	05/15/28	6,695	6,190,331
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(d)	6.25%	09/15/19	5,500	5,522,220
Series 1999, Special Facility RB(d)	6.25%	09/15/29	30,000	30,121,200
Series 1999, Special Facility RB(d)	6.40%	09/15/23	10,000	10,040,400
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/28	500	527,370
Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,561,425
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 1998 B, RB(d)	6.50%	04/01/31	2,500	2,898,625
New Jersey (State of) Economic Development Authority (Kullman Association, LLC);
Series 1998 A, RB(d)	6.13%	06/01/18	2,005	1,509,665
Series 1999 A, RB(c)(d)	6.75%	07/01/19	670	504,497
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.75%	01/01/25	1,630	1,636,096
Series 2005 A, First Mortgage RB	5.88%	01/01/37	2,590	2,574,849
New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery);
Series 2001 A, First Mortgage RB	6.25%	11/01/20	1,560	1,561,638
Series 2001 A, First Mortgage RB	6.38%	11/01/31	1,500	1,452,420
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2006, First Mortgage RB	5.30%	11/01/26	1,850	1,703,628
Series 2006, First Mortgage RB	5.38%	11/01/36	1,725	1,487,450
New Jersey (State of) Economic Development Authority (United Methodist Homes);
Series 1999, RB	5.75%	07/01/29	7,000	7,000,490
Series 2003 A-1, RB	6.13%	07/01/23	3,450	3,570,336
Series 2003 A-1, RB	6.25%	07/01/33	5,800	5,913,332
New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	2,048,660
New Jersey (State of) Health Care Facilities Financing Authority (Pascack Valley Hospital Association);
Series 2003, RB(j)	6.00%	07/01/13	323	3
Series 2003, RB(j)	6.50%	07/01/23	428	4
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—(continued)
Series 2003, RB(j)	6.63%	07/01/36	$2,496	$25
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	14,230	16,532,841
Tobacco Settlement Financing Corp.;
Series 2007 1-A, RB	4.63%	06/01/26	14,000	12,561,780
Series 2007 1-A, RB	4.75%	06/01/34	35,040	27,200,851
Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	44,325	41,750,604
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	47,305	42,774,127
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	42,565	33,183,674

				265,388,996

New Mexico—0.58%
Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	1,185	1,198,331
Cabezon Public Improvement District;
Series 2005, Special Levy Tax RB	6.00%	09/01/24	1,505	1,565,155
Series 2005, Special Levy Tax RB	6.30%	09/01/34	1,495	1,539,132
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	10,000	10,907,300
New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	2,090	2,108,183
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	8,000	8,655,600
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB(d)	6.85%	12/01/31	4,365	4,460,332
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (INS-GNMA)(e)	7.13%	12/15/27	2,370	2,371,825
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB(d)	7.25%	12/01/31	3,045	3,046,522
Ventana West Public Improvement District; Series 2004, Special Levy Tax RB	6.88%	08/01/33	1,500	1,518,240

				37,370,620

New York—5.04%
Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/36	2,170	1,950,396
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(f)	0.00%	07/15/31	3,890	1,501,696
Series 2009, PILOT CAB RB(f)	0.00%	07/15/32	8,500	3,028,465
Series 2009, PILOT CAB RB(f)	0.00%	07/15/33	3,915	1,288,309
Series 2009, PILOT CAB RB(f)	0.00%	07/15/34	14,345	4,466,029
Series 2009, PILOT CAB RB(f)	0.00%	07/15/44	23,805	4,179,444
Broome (County of) Industrial Development Agency (Good Shepherd Village);
Series 2008 A, Continuing Care Retirement Community RB	6.15%	07/01/18	500	528,100
Series 2008 A, Continuing Care Retirement Community RB	6.75%	07/01/28	600	626,490
Series 2008 A, Continuing Care Retirement Community RB	6.88%	07/01/40	1,000	1,037,290
Dutchess (County of) Industrial Development Agency (St. Francis Hospital); Series 2004 A, Ref. Civic Facility RB	7.50%	03/01/29	5,715	5,856,446
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,624,180
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.);
Series 2006 A, RB	6.00%	11/15/26	10,900	11,039,520
Series 2006 A, RB	6.00%	11/15/36	3,530	3,532,612
Monroe (County of) Industrial Development Agency (Cloverwood Senior Living);
Series 2003 A, Civic Facility RB	6.75%	05/01/23	2,000	2,012,600
Series 2003 A, Civic Facility RB(a)(b)	6.88%	05/01/13	805	850,563
Series 2003 A, Civic Facility RB	6.88%	05/01/33	4,195	4,207,375
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facility RB	6.20%	06/01/29	1,000	1,000,090
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	3,750	2,520,488
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	29,700	19,378,953
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	$8,500	$9,458,375
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB(d)(h)	5.00%	10/15/27	15,400	17,622,066
One Hundred Sixty-Ninth Series 2011, Consolidated RB(d)(h)	5.00%	10/15/28	10,760	12,265,754
New York (City of) Industrial Development Agency (A Very Special Place Inc.); Series 2003 A, Civic Facility RB	7.00%	01/01/33	2,650	2,656,652
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA)(e)	5.25%	11/01/37	6,350	6,665,405
New York (City of) Industrial Development Agency (Visy Paper Inc.); Series 1995, RB(d)	7.95%	01/01/28	7,500	7,504,575
New York (City of) Industrial Development Agency; Series 2002 C, Civic Facility RB	6.80%	06/01/28	5,000	5,129,850
New York (City of) Trust for Cultural Resources (Lincoln Center); Series 2008 A-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(k)(l)	0.22%	12/01/35	7,500	7,500,000
New York (City of);
Subseries 1993 A-8, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.)(k)(l)	0.16%	08/01/17	315	315,000
Subseries 1993 E-2, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.)(k)(l)	0.16%	08/01/20	5,500	5,500,000
Subseries 1993 E-5, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.)(k)(l)	0.16%	08/01/17	4,600	4,600,000
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB(h)	5.00%	03/15/31	15,000	17,446,800
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2008, RB	6.50%	12/01/21	10,100	11,489,457
Series 2008, RB	6.13%	12/01/29	2,125	2,311,511
Series 2008, RB	6.25%	12/01/37	9,275	9,980,827
New York (State of) Dormitory Authority (Winthrop South Nassau University Health System Obligated Group);
Series 2003 A, RB	5.50%	07/01/23	4,000	4,067,960
Series 2003 B, RB	5.75%	07/01/28	4,695	4,785,332
New York (State of) Energy Research & Development Authority (Consolidated Edison Co.); Series 2004 A-1, RB (INS-SGI)(d)(e)(g)	0.35%	01/01/39	11,500	8,078,750
New York (State of) Energy Research & Development Authority (Niagara); Series 1986 A, RB (INS-AMBAC)(d)(e)(g)	0.60%	12/01/26	11,650	9,611,250
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB(g)	11.04%	04/01/20	2,500	2,516,600
New York Liberty Development Corp. (1 World Trade Center); Series 2011, Liberty RB(h)	5.00%	12/15/41	32,775	36,493,324
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority RB	5.63%	07/15/47	1,775	1,962,192
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $2,121,407)(i)(j)	6.13%	02/15/19	2,500	25
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB(h)	5.00%	06/15/34	20,000	23,463,600
Orange (County of) Industrial Development Agency (Arden Hill Life Care Center); Series 2001 A, Civic Facility RB	7.00%	08/01/31	4,000	3,639,600
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB(b)(d)(g)(i)	6.63%	10/01/13	9,270	9,393,198
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(i)	5.50%	01/01/37	2,500	2,234,325
Suffolk (County of) Industrial Development Agency (Gurwin Jewish-Phase II); Series 2004, Civic Facility RB	6.70%	05/01/39	1,895	1,964,319
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB(d)	6.38%	01/01/39	7,600	7,423,680
Sullivan (County of) Industrial Development Agency (Hebrew Academy for Special Children); Series 2002, Civic Facility RB	7.50%	06/01/32	4,100	4,134,891
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage RB	7.38%	03/01/21	1,585	1,528,035
Series 2001 A, First Mortgage RB	7.38%	03/01/31	3,825	3,531,584
Utica (City of) Industrial Development Agency (Utica College); Series 2001, Civic Facility RB	6.75%	12/01/21	2,315	2,365,212
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
Westchester (County of) Industrial Development Agency (Kendal on Hudson); Series 2003 A, Continuing Care Retirement Community Mortgage RB	6.38%	01/01/24	$5,000	$5,032,350

				323,301,545

North Carolina—0.90%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2007 B, Ref. Health Care System VRD RB(l)	0.13%	01/15/38	15,660	15,660,000
Halifax (County of) Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2001 A, RB(d)	5.90%	09/01/25	1,000	1,009,320
Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS-AGM)(e)(h)	5.25%	10/01/28	5,125	5,718,783
Johnston Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS-AGM)(e)(h)	5.25%	10/01/36	8,000	8,725,920
North Carolina (State of) Medical Care Commission (Baptist Retirement); Series 2001 A, First Mortgage Health Care Facilities RB	6.40%	10/01/31	7,050	7,103,721
North Carolina (State of) Medical Care Commission (Forest at Duke); Series 2002, First Mortgage Retirement Facilities RB(a)(b)	6.38%	09/01/12	3,000	3,046,320
North Carolina (State of) Medical Care Commission (Galloway Ridge); Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,605,074
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	3,000	2,785,080
North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group);
Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	1,007,940
Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,540,830
North Carolina (State of) Medical Care Commission (Village at Brookwood); Series 2007, Ref. First Mortgage Retirement Facilities RB	5.25%	01/01/32	7,650	7,390,971
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,211,640

				57,805,599

North Dakota—0.21%
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,318,130
Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,545	1,514,208
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	3,255	3,091,078
Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	508,265
Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,532,935
Series 2007, Health Care RB	5.50%	05/01/42	5,570	5,395,102

				13,359,718

Ohio—2.20%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/36	15,955	12,737,834
Akron, Bath & Copley (Joint Township of) Hospital District (Summa Hospital); Series 1998 A, Hospital Facilities RB	5.38%	11/15/24	1,500	1,501,095
Athens (County of) (O’Bleness Memorial Hospital);
Series 2003 A, Ref. & Improvement Hospital Facilities RB	6.90%	11/15/23	4,000	4,083,680
Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	12,650	12,869,604
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	2,000	2,075,600
Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	2,068,860
Series 2007 A, Health Care RB	6.00%	11/01/38	2,550	2,598,144
Cleveland (City of) & Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	2,025,134
Cuyahoga (County of) (Canton, Inc.); Series 2000, Hospital Facilities RB	7.50%	01/01/30	720	720,943
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,355	2,384,744
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	6,000	6,066,240
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	$3,645	$3,683,673
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	3,499,930
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	21,000	22,092,420
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	5,850	6,786,292
Hickory Chase Community Authority (Hickory Chase);
Series 2008, Infrastructure Improvement RB	6.75%	12/01/27	1,800	1,168,722
Series 2008, Infrastructure Improvement RB	7.00%	12/01/38	1,400	909,146
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	18,500	20,894,640
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	2,000	2,124,340
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	6,500	6,874,985
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	965	987,880
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,298,271
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	7,340	6,936,153
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(a)(b)	6.75%	01/15/15	6,000	6,411,960
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	6,580	6,743,118
Toledo-Lucas (County of) Port Authority (St. Mary Woods);
Series 2004 A, RB	6.00%	05/15/24	1,750	835,433
Series 2004 A, RB	6.00%	05/15/34	1,500	716,085

				141,094,926

Oklahoma—0.59%
Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/37	3,405	3,418,961
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	2,470	2,436,186
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	935	1,004,975
Oklahoma (County of) Finance Authority (Epworth Villa);
Series 2005 A, Ref. RB	5.00%	04/01/15	645	652,934
Series 2005 A, Ref. RB	5.70%	04/01/25	2,500	2,521,675
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center);
Series 2007, Hospital RB	5.00%	12/01/27	3,500	3,492,510
Series 2007, Hospital RB	5.13%	12/01/36	9,430	8,920,874
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/27	2,930	3,062,641
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	3,060	3,212,143
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.13%	11/01/30	1,250	1,380,563
Series 2010 A, Senior Living Community RB	7.25%	11/01/40	5,250	5,781,667
Series 2010 A, Senior Living Community RB	7.25%	11/01/45	2,000	2,202,540

				38,087,669

Oregon—0.75%
Clackamas (County of) Hospital Facilities Authority (Willamette Falls Hospital); Series 2005, Ref. Gross RB(a)(b)	5.13%	04/01/15	1,000	1,127,830
Clackamas (County of) Hospital Facility Authority (Odd Fellows Home-Friendship Health Center); Series 1998 A, Ref. RB	5.88%	09/15/21	230	218,990
Clastop (County of) Care Center Health District;
Series 1998, Senior Housing RB	6.00%	08/01/14	500	500,100
Series 1998, Senior Housing RB	6.88%	08/01/28	6,145	6,145,553
Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB(j)	7.50%	09/01/27	1,600	719,840
Gilliam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB(d)	5.25%	07/01/29	9,220	9,788,413
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon—(continued)
Multnomah (County of) Hospital Facilities Authority (Terwilliger Plaza); Series 1999, Ref. RB(i)	6.50%	12/01/29	$8,200	$8,213,202
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (St. Anthony Village Housing); Series 1998 A, RB(d)	7.25%	06/01/28	7,400	7,401,702
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(i)	6.38%	11/01/33	3,000	3,146,970
Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB(a)(b)	7.00%	12/01/13	9,925	10,999,877

				48,262,477

Pennsylvania—3.25%
Allegheny (County of) Hospital Development Authority (West Pennsylvania Health System); Series 2007 A, RB	5.38%	11/15/40	3,250	2,712,840
Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC);
Series 1999, Cargo Facilities Lease RB(d)	6.63%	09/01/24	1,590	1,434,196
Series 2003, Cargo Facilities Lease RB(d)	7.75%	09/01/31	6,420	6,264,315
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,220	1,270,410
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,250	1,335,850
Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School RB	7.00%	12/15/15	430	451,509
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,500	1,516,800
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. First Mortgage RB(d)	6.13%	11/01/34	4,740	4,542,152
Blair (County of) Industrial Development Authority (Village of Pennsylvania State);
Series 2002 A, First Mortgage RB(j)	6.90%	01/01/22	500	324,850
Series 2002 A, First Mortgage RB(j)	7.00%	01/01/34	4,775	3,102,318
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility);
Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,518,585
Series 2005 A, Retirement Community RB	6.25%	01/01/35	5,850	5,894,635
Bucks (County of) Industrial Development Authority (Chandler);
Series 1999, First Mortgage Health Care Facilities RB	6.10%	05/01/14	440	440,392
Series 1999, First Mortgage Health Care Facilities RB	6.20%	05/01/19	1,900	1,900,494
Series 1999, First Mortgage Health Care Facilities RB	6.30%	05/01/29	3,450	3,388,590
Butler (County of) Hospital Authority (Butler Health System);
Series 2009 B, RB	7.13%	07/01/29	2,145	2,542,469
Series 2009 B, RB	7.25%	07/01/39	1,590	1,868,950
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage RB	6.38%	12/01/19	2,000	2,002,780
Series 1999, Ref. First Mortgage RB	6.38%	12/01/24	2,500	2,502,525
Series 2006, Ref. First Mortgage RB	5.13%	12/01/12	500	504,335
Series 2006, Ref. First Mortgage RB	5.25%	12/01/13	500	512,275
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	270,904
Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	524,950
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	966,940
Chester (County of) Health & Education Facilities Authority (Jenner’s Pond, Inc.); Series 2002, Senior Living Facility RB(a)(b)	7.25%	07/01/12	2,250	2,308,005
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/27	1,000	1,033,920
Series 2007 A, RB	6.38%	12/15/37	1,500	1,547,115
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	8,000	8,344,960
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	9,080	9,168,439
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	1,019,290
Cumberland (County of) Municipal Authority (Presbyterian Homes Obligated Group);
Series 2008 A, RB	5.00%	01/01/17	2,000	2,160,700
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Series 2008 A, RB	5.35%	01/01/20	$515	$520,361
Series 2008 A, RB	5.45%	01/01/21	885	893,186
Cumberland (County of) Municipal Authority (Wesley Affiliated Services, Inc.); Series 2002 A, Retirement Community RB(a)(b)	7.13%	01/01/13	700	734,853
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	7,825	7,824,843
Delaware Valley Regional Financial Authority; Series 1998 A, RB (INS-AMBAC) (e)	5.50%	08/01/28	13,200	15,618,108
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center);
Series 2006, Hospital RB	5.88%	07/01/31	4,000	4,015,560
Series 2006, Hospital RB	5.90%	07/01/40	4,300	4,297,377
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	8,500	7,018,705
Indiana (County of) Industrial Development Authority (PSEG Power LLC); Series 2001, Ref. PCR(d)	5.85%	06/01/27	2,200	2,224,156
Lancaster (County of) Hospital Authority (St. Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.63%	04/01/28	1,500	1,501,140
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.);
Series 1999 A, First Mortgage RB	6.00%	12/15/23	2,000	2,000,220
Series 2001, First Mortgage RB	7.63%	11/01/21	1,450	1,481,132
Series 2001, First Mortgage RB	7.75%	11/01/33	3,750	3,826,612
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group);
Series 1998, RB	6.00%	11/01/18	2,750	1,319,615
Series 1998, RB	6.00%	11/01/23	9,085	4,359,528
Series 1999, RB	6.20%	11/01/14	2,280	1,208,081
Lehigh (County of) Industrial Development Authority (Lifepath, Inc.);
Series 1998, Health Facility RB	6.10%	06/01/18	2,120	2,104,291
Series 1998, Health Facility RB	6.30%	06/01/28	4,000	3,733,040
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/36	8,000	8,467,600
Montgomery (County of) Industrial Development Authority (Geriatric); Series 1993 A, Health Care RB	8.38%	07/01/23	2,515	2,515,981
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	6,725,100
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care);
Series 2005, Mortgage RB	6.13%	02/01/28	1,500	1,519,485
Series 2005, Mortgage RB	6.25%	02/01/35	8,755	8,841,587
Montgomery (County of) Industrial Development Authority (Wordsworth Academy); Series 1994, RB	7.75%	09/01/14	1,195	1,198,047
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital); Series 2002 A, RB	5.63%	07/01/32	1,600	1,601,904
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace);
Series 1999, Health Care RB	7.13%	10/01/29	3,260	3,261,141
Series 2005, Health Care RB (Acquired 12/27/05; Cost $1,540,000)(i)	6.50%	10/01/32	1,540	1,541,879
Pennsylvania (State of) Economic Development Financing Authority (Northwestern Human Services, Inc.); Series 1998 A, RB	5.25%	06/01/14	700	700,462
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania);
Series 2000 A, Student Housing RB	6.75%	09/01/20	465	467,860
Series 2000 A, Student Housing RB	6.75%	09/01/32	2,285	2,295,168
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.);
Series 2002 A, RB	6.13%	01/01/13	480	479,371
Series 2002 A, RB	7.25%	01/01/21	4,000	4,052,480
Philadelphia (City of) Industrial Development Authority (Baptist Home of Philadelphia);
Series 1998 A, Health Care Facility RB(c)	5.50%	11/15/18	1,350	782,919
Series 1998 A, Health Care Facility RB	5.60%	11/15/28	5,485	1,919,421
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	500	510,255
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	$1,000	$1,035,600
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	4,070	3,821,567
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	556,710
Philadelphia (City of) Industrial Development Authority (Russell Byers Charter School);
Series 2007 A, RB	5.15%	05/01/27	1,000	956,410
Series 2007 A, RB	5.25%	05/01/37	1,000	913,220
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB(d)	7.75%	12/01/17	11,550	11,566,632
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB(d)	6.50%	01/01/38	4,300	4,501,971

				208,290,071

Puerto Rico—1.84%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.75%	07/01/37	18,950	19,872,676
Series 2012 A, Sr. Lien RB	6.00%	07/01/47	58,110	62,784,949
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/42	10,000	10,122,100
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB(a)(b)	5.25%	07/01/14	75	82,415
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, CAB RB(f)	0.00%	08/01/36	24,230	6,254,732
First Subseries 2010 C, CAB RB(f)	0.00%	08/01/37	10,000	2,386,400
First Subseries 2010 C, CAB RB(f)	0.00%	08/01/38	61,250	13,808,200
First Subseries 2010 C, CAB RB(f)	0.00%	08/01/39	12,380	2,636,445

				117,947,917

Rhode Island—0.53%
Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	3,550	3,550,746
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,948,925
Series 2009 A, Hospital Financing RB (INS-AGM)(e)	6.25%	05/15/30	2,000	2,344,320
Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	24,705	25,137,337

				33,981,328

South Carolina—0.87%
Lancaster (County of) (Sun City Carolina Lakes); Series 2006, Special Assessment RB	5.45%	12/01/37	1,455	1,361,953
Laurens County School District No. 055; Series 2005, Installment Purchase RB	5.25%	12/01/30	4,080	4,263,355
Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	935	829,382
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	1,250	1,048,675
South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB(g)	5.90%	05/15/34	1,000	1,002,100
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	1,035	1,055,410
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,526,805
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	1,103,223
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	6,500	6,862,635
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	16,270	17,184,699
Series 2003 C, Hospital Facilities RB(a)(b)	6.38%	08/01/13	4,005	4,284,589
Series 2003 C, Hospital Facilities RB(a)(b)	6.38%	08/01/13	495	529,858
Series 2011 A, Ref. Hospital RB (INS-AGM)(e)	6.50%	08/01/39	1,800	2,137,050
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2004 A, First Mortgage Residential Care Facilities RB	6.25%	05/15/25	750	750,218
Series 2004 A, First Mortgage Residential Care Facilities RB	6.38%	05/15/32	1,250	1,255,788
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	$1,426	$1,082,843
Series 2012, Ref. RB	6.00%	11/15/42	4,064	2,913,065
Series 2012, Ref. RB	6.00%	11/15/47	5,561	3,941,699
Series 2012, Ref. Sub. CAB RB(f)	0.00%	11/15/47	611	2,982
Series 2012, Ref. Sub. CAB RB(f)	0.00%	11/15/47	2,383	11,630
Series 2012, Ref. Sub. CAB RB(f)	0.00%	11/15/47	1,742	8,499
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,396,900

				55,553,358

South Dakota—0.20%
Minnehaha (County of) (Bethany Lutheran Home); Series 2002 A, Health Facilities RB(a)(b)	7.00%	12/01/12	3,750	3,871,912
Sioux Falls (City of) (Dow Rummel Village);
Series 2002 A, Health Facilities RB(a)(b)	6.63%	11/15/12	1,750	1,795,273
Series 2002 A, Health Facilities RB(a)(b)	6.75%	11/15/12	3,250	3,335,930
Series 2006, Ref. Health Facilities RB	5.00%	11/15/33	2,000	1,839,480
Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB	5.75%	01/15/28	1,300	1,251,952
South Dakota (State of) Health & Educational Facilities Authority (Westhills Village Retirement Community); Series 2003, RB	5.65%	09/01/23	500	507,205

				12,601,752

Tennessee—1.09%
Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village);
Series 2004 A, Retirement Facilities RB	6.00%	02/15/19	915	915,586
Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	1,500	1,500,390
Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	3,550	3,565,798
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital RB(a)(b)	7.50%	07/01/12	5,000	5,173,450
Series 2000 A, Ref. First Mortgage Hospital RB(a)(b)	7.50%	07/01/12	4,000	4,138,760
Memphis (City of) Health, Educational & Housing Facility Board (Hilldale Apartments); Series 2007, MFH RB(d)	6.70%	11/01/37	4,420	3,891,589
Metropolitan Government of Nashville (City of) & Davidson (County of) Health & Educational Facilities Board (Blakeford at Green Hills); Series 1998, Ref. RB	5.65%	07/01/24	4,650	4,651,023
Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,000	3,001,200
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown);
Series 2003 A, Residential Care Facility Mortgage RB	6.38%	12/01/13	775	786,803
Series 2003 A, Residential Care Facility Mortgage RB	7.00%	12/01/23	3,650	3,681,390
Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	14,800	14,878,884
Series 2006, Residential Care Facility Mortgage RB	6.25%	12/01/34	725	677,411
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2006 A, RB	5.63%	09/01/26	1,000	1,013,950
Series 2006 A, RB	5.75%	09/01/37	1,900	1,906,897
Sullivan (County of) Health, Educational & Housing Facilities Board (Wellmont Health System); Series 2002, Hospital RB(a)(b)	6.25%	09/01/12	4,500	4,613,310
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	13,585	15,299,019

				69,695,460

Texas—10.79%
ABIA Development Corp. (Austin Belly Port Development, LLC); Series 1998 A, Airport Facilities RB(d)	6.50%	10/01/23	5,880	5,288,472
Abilene Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group);
Series 2003 A, Retirement Facility RB	6.75%	11/15/28	1,730	1,396,456
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Series 2003 A, Retirement Facility RB	7.00%	11/15/33	$7,400	$5,875,378
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(c)(d)	6.50%	11/01/29	9,265	8,413,269
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/40	2,500	2,714,175
Atlanta (City of) Hospital Authority;
Series 1999, Hospital Facility RB	6.70%	08/01/19	1,190	1,190,428
Series 1999, Hospital Facility RB	6.75%	08/01/29	3,735	3,734,813
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB(i)	5.75%	01/01/34	5,060	5,151,333
Austin-Bergstrom Landhost Enterprises Inc.; Series 1999 A, Sr. Airport & Hotel RB(m)	6.75%	04/01/27	2,920	1,639,989
Bexar County Health Facilities Development Corp. (Army Retirement Residence);
Series 2002, RB(a)(b)	6.13%	07/01/12	750	761,115
Series 2002, RB(a)(b)	6.30%	07/01/12	1,000	1,014,970
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB(d)	7.00%	01/01/39	4,090	4,101,738
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	8,124,234
Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	5,615,950
Series 2011, Sub. Lien RB	6.75%	01/01/41	14,500	16,188,235
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/15/41	1,130	1,238,096
Clifton Higher Education Finance Corp. (Uplift Education);
Series 2010 A, Education RB	6.13%	12/01/40	4,970	5,690,004
Series 2010 A, Education RB	6.25%	12/01/45	7,000	8,076,390
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,620,110
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, RB	5.63%	09/01/13	915	946,174
Series 2004 A, RB	7.00%	09/01/25	13,775	14,545,160
Series 2004 A, RB	7.13%	09/01/34	8,155	8,568,214
Grand Prairie Housing Finance Corp.;
Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/17	965	990,679
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/20	655	689,158
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/34	6,795	7,164,172
Series 2003, Sub. Lien Independent Senior Living Center RB(c)	7.50%	07/01/17	610	29,555
Series 2003, Sub. Lien Independent Senior Living Center RB(c)	7.63%	01/01/20	345	16,715
Series 2003, Sub. Lien Independent Senior Living Center RB(c)	7.75%	01/01/34	3,595	174,178
Gregg County Health Facilities Development Corp. (Good Shepherd);
Series 2002 A, Hospital RB(a)(b)	6.38%	10/01/12	1,830	1,867,918
Series 2002 A, Hospital RB	6.38%	10/01/21	1,170	1,177,792
Series 2002 A, Hospital RB	6.50%	10/01/26	2,070	2,081,882
Series 2002 A, Hospital RB(a)(b)	6.50%	10/01/12	1,220	1,245,779
Series 2002 A, Hospital RB	6.50%	10/01/29	780	784,282
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.20%	12/01/28	1,000	1,087,460
Harrison County Health Facilities Development Corp. (Good Shepherd Health System) Series 2010, Hospital RB	5.25%	07/01/28	1,500	1,524,120
HFDC of Central Texas, Inc. (Legacy at Willow Bend);
Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	475,375
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	10,350	10,312,015
HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB	7.75%	11/15/29	4,910	4,347,019
Series 2009 A, RB	7.75%	11/15/44	15,345	12,960,694
HFDC of Central Texas, Inc. (Village at Gleannloch Farms);
Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	4,300	3,759,576
Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	14,000	11,241,440
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	6,355	6,120,882
Hidalgo County Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/15	500	519,320
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Series 2005, Hospital RB	5.00%	08/15/19	$700	$717,479
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	2,500	2,538,275
Series 2008, RB	6.00%	02/15/38	5,155	5,211,396
Houston (City of) (Continental Airlines, Inc.);
Series 1997 C, Special Facilities Airport System RB(d)	6.13%	07/15/27	3,120	3,119,594
Series 1998 C, Airport System Special Facilities RB(d)	5.70%	07/15/29	4,730	4,535,171
Series 2001 E, Airport System Special Facilities RB(d)	6.75%	07/01/29	6,000	6,025,800
Series 2011 A, Ref. Airport System Special Facilities RB(d)	6.63%	07/15/38	9,000	9,819,090
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB(h)	5.00%	07/02/03	6,580	7,512,847
Series 2009 A, Ref. Sr. Lien Airport System RB(h)	5.00%	07/01/24	3,670	4,153,743
Series 2009 A, Ref. Sr. Lien Airport System RB(h)	5.00%	07/01/25	6,800	7,635,312
Series 2009 A, Ref. Sr. Lien Airport System RB(h)	5.00%	07/01/26	3,000	3,350,730
Series 2011 A, Ref. First Lien Utility System RB(h)	5.25%	11/15/31	18,360	21,657,456
Houston Health Facilities Development Corp. (Buckingham Senior Living Community);
Series 2004 A, Retirement Facilities RB(a)(b)	7.00%	02/15/14	800	897,376
Series 2004 A, Retirement Facilities RB(a)(b)	7.00%	02/15/14	750	841,290
Series 2004 A, Retirement Facilities RB(a)(b)	7.13%	02/15/14	450	505,647
Houston Higher Education Finance Corp. (Cosmos Foundation);
Series 2012 A, RB	5.00%	02/15/32	1,200	1,243,812
Series 2012 A, RB	5.00%	02/15/42	2,500	2,551,875
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	500	596,210
Series 2011 A, RB	6.88%	05/15/41	790	964,195
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,657,890
La Vernia Higher Education Finance Corp. (Cosmos Foundation);
Series 2008 A, RB	6.25%	02/15/17	1,245	1,374,654
Series 2008 A, RB	7.13%	02/15/38	2,000	2,281,140
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB	6.25%	08/15/39	1,210	1,366,768
Series 2009 A, RB	6.38%	08/15/44	7,225	8,207,167
Lone Star College System; Series 2009, Limited Tax GO Bonds(h)	5.00%	08/15/34	23,200	26,894,136
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community);
Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,570,400
Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	9,000	9,171,810
Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, Ref. PCR	6.30%	11/01/29	1,000	1,155,050
Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	11,295	11,175,386
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.63%	02/15/35	1,500	1,519,095
Midlothian (City of) Development Authority; Series 2004, Tax Increment Allocation Contract RB(i)	6.20%	11/15/29	4,500	4,565,925
North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2009, Hospital RB	5.75%	08/15/39	1,500	1,687,290
North Texas Education Finance Corp. (Uplift Education);
Series 2012 A, RB	5.13%	12/01/42	3,000	3,120,240
Series 2012 A, RB	5.25%	12/01/47	2,100	2,187,906
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS-BHAC)(e)(h)	5.75%	01/01/48	30,545	34,731,803
Series 2011 B, Special Project System CAB RB(f)	0.00%	09/01/37	15,500	3,935,760
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,235	3,225,780
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB	5.88%	09/01/18	805	888,382
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB	6.25%	08/15/29	570	634,467
Series 2009 A, Education RB	6.50%	08/15/39	6,320	6,964,956
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS-AMBAC)(d)(e)	5.00%	07/15/39	18,900	18,950,274
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	$1,000	$1,132,600
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.38%	11/15/44	12,150	13,222,116
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,500	1,539,060
Series 2007, Retirement Facility RB	5.75%	11/15/37	3,500	3,553,830
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.25%	02/15/17	1,150	1,136,016
Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,446,825
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,495,600
Series 2009 A, Retirement Facility RB	8.00%	02/15/38	12,350	13,348,497
Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	4,562	4,568,569
Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	1,500	1,602,390
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	7,000	7,452,270
Series 2010 A, Retirement Facility RB	8.25%	11/15/44	8,000	8,580,000
Tarrant County Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere);
Series 2006 A, Retirement Facility RB	6.00%	11/15/26	1,200	1,249,308
Series 2006 A, Retirement Facility RB	6.00%	11/15/36	2,000	2,058,040
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	2,333,149
Series 2009 A, Retirement Facility RB	8.25%	11/15/39	1,000	1,081,840
Series 2009 C-1, TEMPS 80sm Retirement Facility RB	7.50%	11/15/16	20,000	20,021,800
Series 2009 C-2, TEMPS 50sm Retirement Facility RB	6.50%	11/15/14	1,130	1,130,791
Texas (State of) Department of Housing & Community Affairs (Linked SAVRS & RIBS); Series 1992 C, Home Mortgage RB (INS-GNMA)(d)(e)	6.90%	07/02/24	450	466,020
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, CAB RB (INS-AMBAC)(e)(f)	0.00%	08/15/32	22,115	6,645,115
Series 2002, CAB RB (INS-AMBAC)(e)(f)	0.00%	08/15/33	37,225	10,507,873
Series 2002, CAB RB (INS-AMBAC)(e)(f)	0.00%	08/15/36	19,000	4,463,100
Series 2002, CAB RB (INS-AMBAC)(e)(f)	0.00%	08/15/37	30,000	6,617,400
Texas (State of) Water Development Board;
Series 2008 A, Sub. Lien State Revolving Fund RB(h)	5.00%	07/15/25	15,000	17,596,650
Series 2008 B, Sub. Lien State Revolving Fund RB(h)	5.00%	07/15/28	11,425	13,082,539
Series 2008 B, Sub. Lien State Revolving Fund RB(h)	5.00%	07/15/29	5,000	5,725,400
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	24,190	28,845,607
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	18,100	21,254,287
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School) Series 2010 A, Education RB	5.80%	08/15/40	1,000	1,013,570
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Education RB	6.88%	02/15/30	1,455	1,585,514
Series 2010 A, Education RB	7.13%	02/15/40	1,810	1,978,620
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB(i)	7.00%	12/01/34	3,515	3,593,033
Texas Student Housing Corp. (Midwestern State University);
Series 2002, RB(a)(b)	6.50%	09/01/12	1,000	1,032,470
Series 2002, RB(a)(b)	6.50%	09/01/12	5,875	6,065,761
Travis County Health Facilities Development Corp. (Querencia Barton Creek);
Series 2005, Retirement Facility RB	5.50%	11/15/25	1,650	1,655,610
Series 2005, Retirement Facility RB	5.65%	11/15/35	1,250	1,219,213
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	2,877,025
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	10,000	10,208,600
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
University of Texas;
Series 2004 D, Financing System RB(a)(b)(h)	5.00%	08/15/14	$10,000	$11,002,000
Series 2004 D, Financing System RB(a)(b)(h)	5.00%	08/15/14	15,000	16,503,000
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	465	506,390
Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,447,145
Woodhill Public Facility Corp. (Woodhill Apartments); Series 1999, MFH RB	7.50%	12/01/29	8,000	8,000,240

				692,453,174

Utah—0.48%
Eagle Mountain (City of) (Special Improvement District No. 2000-1); Series 2006, Special Assessment RB	8.25%	02/01/21	1,080	1,091,200
Murray (City of) (IHC Health Services Inc.); Series 2005 D, VRD Hospital RB(l)	0.16%	05/15/37	2,535	2,535,000
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	2,380	2,066,506
Utah (County of) (Renaissance Academy); Series 2007 A, Charter School RB	5.35%	07/15/17	780	778,565
Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, Charter School RB	6.75%	07/15/28	1,340	1,387,624
Series 2008 A, Charter School RB	7.00%	07/15/40	6,690	6,968,906
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,665,559
Series 2010 A, Charter School RB	5.63%	07/15/40	710	715,701
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,308,150
Series 2010, Charter School RB	6.38%	07/15/40	2,500	2,586,125
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/22	945	969,164
Series 2012, RB	6.30%	07/15/32	850	873,995
Series 2012, RB	6.55%	07/15/42	2,000	2,052,020
Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	4,075	4,077,812
West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB(i)	6.38%	06/01/37	1,900	1,789,477

				30,865,804

Vermont—0.11%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	4,750	4,775,887
Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/22	545	551,922
Series 2002 A, RB	6.50%	06/15/32	175	176,804
Vermont (State of) Educational & Health Buildings Financing Agency (Vermont Council Development Mental Health);
Series 1999 A, RB	6.13%	12/15/14	565	574,752
Series 1999 A, RB	6.25%	12/15/19	885	900,311

				6,979,676

Virgin Islands—0.08%
Virgin Islands (Government of) (Matching Fund Loan Note — Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	5,269,500

Virginia—2.63%
Albemarle (County of) Industrial Development Authority (Covenant School, Inc.); Series 2001 A, Educational Facilities RB	7.75%	07/15/32	4,000	3,919,760
Bell Creek Community Development Authority;
Series 2003 A, Special Assessment RB	6.75%	03/01/22	226	229,648
Series 2003 B, Special Assessment RB	7.00%	03/01/32	1,620	1,635,633
Broad Street Community Development Authority; Series 2003, Special Assessment RB(a)(b)	7.50%	06/01/13	7,483	8,127,062
Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB	6.60%	03/01/25	1,412	978,996
Series 2003 B, Special Assessment RB	6.75%	03/01/34	7,667	5,305,411
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia—(continued)
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB(c)	6.25%	03/01/37	$9,500	$5,795,285
Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 1998, Ref. Mortgage RB(i)	6.50%	01/01/28	11,900	11,924,752
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	5,000	5,131,450
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	5,500	5,601,255
Dulles Town Center Community Development Authority (Dulles Town Center); Series 1998, Special Assessment RB	6.25%	03/01/26	2,275	2,277,025
Fairfax (County of) Economic Development Authority (Lewinsville Retirement Village); Series 2007 A, Senior Living RB	5.25%	03/01/32	2,250	2,177,280
Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	640	641,165
Isle Wight (County of) Industrial Development Authority; Series 2003 A, Environmental Improvement RB(d)	5.70%	11/01/27	5,200	5,458,336
Lexington (City of) Industrial Development Authority (Kendal at Lexington);
Series 2007 A, Residential Care Facilities Mortgage RB	5.25%	01/01/21	395	401,083
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/22	780	793,408
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/23	425	431,439
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/28	500	501,280
Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	4,350	4,315,026
New Port Community Development Authority;
Series 2006, Special Assessment RB	5.50%	09/01/26	956	596,773
Series 2006, Special Assessment RB	5.60%	09/01/36	2,500	1,474,575
Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	503,490
Peninsula Ports Authority (Virginia Baptist Homes); Series 2003 A, Residential Care Facilities RB(a)(b)	7.38%	12/01/13	500	552,570
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.25%	09/01/24	6,715	6,987,763
Series 2007, Special Obligation RB	6.35%	09/01/28	7,818	8,080,685
Series 2007, Special Obligation RB	6.45%	09/01/37	5,219	5,500,147
The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment RB	5.45%	03/01/36	7,000	4,360,650
Series 2006 C, Special Assessment RB	5.80%	03/01/36	7,250	4,508,195
Virginia (State of) Gateway Community Development Authority (Prince William County); Series 2003, Special Assessment RB	6.38%	03/01/30	3,791	3,896,769
Virginia (State of) Gateway Community Development Authority; Series 1999, Special Assessment RB	6.25%	03/01/26	1,640	1,641,591
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(d)	5.50%	01/01/42	31,500	33,116,265
Series 2012, Sr. Lien RB(d)	6.00%	01/01/37	15,355	16,916,757
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB(i)	9.00%	07/01/39	8,300	8,986,410
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	5,000	6,165,150

				168,933,084

Washington—3.39%
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/38	8,000	6,860,560
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/25	2,000	2,001,540
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	9,625	9,915,098
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/31	500	536,210
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	4,000	4,295,480
King (County of);
Series 2010, Ref. Sewer RB(h)	5.00%	01/01/45	25,555	28,261,275
Series 2011 B, Ref. Sewer RB(h)	5.00%	01/01/34	38,540	43,787,221
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, Hospital RB	6.50%	12/01/38	$2,000	$2,027,600
Seattle Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB(d)	7.25%	04/01/30	24,060	24,060,962
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2003, Ref. RB	6.00%	12/01/23	1,000	1,031,930
Series 2007, RB	5.75%	12/01/28	1,250	1,321,338
Series 2010, RB	5.75%	12/01/35	6,000	6,396,180
Series 2010, RB	6.00%	12/01/30	3,160	3,492,906
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	9,145	10,485,291
Washington (State of) Health Care Facilities Authority (Kadlec Regional Medical Center); Series 2010, RB	5.50%	12/01/39	8,085	8,444,702
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS-AGM)(e)	5.00%	08/15/41	1,000	1,053,570
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	11,300	13,665,655
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB	6.50%	11/15/33	1,500	1,676,130
Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS-Radian) (e)	5.50%	08/15/42	3,000	3,087,840
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,666,822
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB(i)	6.20%	01/01/36	19,025	19,898,247
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds(h)	5.00%	02/01/29	18,450	21,655,319

				217,621,876

West Virginia—0.51%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(d)	5.50%	10/15/37	5,250	5,426,925
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,491,525
Series 2008 B, Ref. Tax Increment Allocation RB	7.00%	06/01/28	1,000	949,410
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,500	1,554,105
Series 2008, RB	6.50%	10/01/38	13,000	13,234,260
Series 2008, RB	6.75%	10/01/43	9,650	9,953,975

				32,610,200

Wisconsin—1.18%
Hudson (City of) (Christian Community Home, Inc.); Series 2003, Health Care Facility RB	6.50%	04/01/33	3,465	3,466,663
Milwaukee (City of) (Air Cargo); Series 2002, Sub. RB(d)	7.50%	01/01/25	2,225	2,225,556
Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB(c)	5.50%	08/01/22	300	89,991
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB(d)	5.75%	11/01/37	4,000	4,202,520
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	1,025	1,093,347
Series 2008, RB	7.25%	06/01/38	1,000	1,057,120
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.);
Series 2004 A, RB	6.50%	08/15/26	250	256,980
Series 2004 A, RB	6.75%	08/15/34	1,600	1,640,496
Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.);
Series 2003, RB	7.13%	01/15/22	1,690	1,708,167
Series 2003, RB	7.25%	01/15/33	2,355	2,372,898
Wisconsin (State of) Health & Educational Facilities Authority (Community Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB	6.88%	12/01/23	200	200,060
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	$2,250	$1,294,065
Series 2004, RB	6.13%	12/01/34	5,400	2,973,888
Wisconsin (State of) Health & Educational Facilities Authority (Froedert & Community); Series 2001, RB	5.38%	10/01/30	330	332,109
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.13%	02/15/26	500	512,630
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/18	1,115	1,115,424
Series 1998, RB	5.75%	10/01/28	2,485	2,424,441
Series 1998, Special Term RB	5.90%	10/01/28	335	332,129
Wisconsin (State of) Health & Educational Facilities Authority (New Castle Place); Series 2001 A, RB	7.00%	12/01/31	3,000	2,191,110
Wisconsin (State of) Health & Educational Facilities Authority (Reedsburg Area Medical Center, Inc.),
Series 2010 A, Ref. RB	6.00%	06/01/27	1,000	1,056,170
Series 2010 A, Ref. RB	6.10%	06/01/28	800	847,440
Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB	6.13%	04/01/24	1,760	1,793,053
Series 2004 A, RB	6.25%	04/01/34	2,775	2,809,354
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB	7.25%	09/15/29	4,000	4,520,120
Series 2009 A, RB	7.63%	09/15/39	1,000	1,141,220
Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.);
Series 2003, RB	6.00%	07/01/15	100	101,342
Series 2003, RB	6.13%	07/01/16	150	151,901
Series 2003, RB	6.50%	07/01/23	1,200	1,217,424
Series 2003, RB	6.63%	07/01/28	1,750	1,772,015
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB	5.50%	08/01/16	2,020	2,054,865
Series 2006, Ref. RB	5.80%	08/01/29	2,400	2,410,512
Series 2010, RB	7.00%	08/01/33	2,000	2,076,720
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/20	650	704,555
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	7,980	8,906,717
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	11,378,150
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	3,000	3,414,870

				75,846,022

Wyoming—0.18%
Teton (County of) Hospital District (St. John’s Medical Center);
Series 2011 B, RB	5.50%	12/01/27	1,000	1,094,090
Series 2011 B, RB	6.00%	12/01/36	2,840	3,183,867
West Park Hospital District (West Park Hospital);
Series 2011, Ref. RB	7.00%	06/01/35	1,085	1,301,273
Series 2011 A, RB	7.00%	06/01/40	4,890	5,832,499

				11,411,729

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

Value

TOTAL INVESTMENTS(n)—107.60% (Cost $6,809,503,421)	$6,904,124,487

Floating Rate Note Obligations—(8.47)%
Notes with interest rates ranging from 0.18% to 0.38% at 05/31/2012 and contractual maturities of collateral ranging from 07/01/22 to 06/15/50 (See Note 1D)(o)	(543,710,000)

OTHER ASSETS LESS LIABILITIES—0.87%	56,223,559

NET ASSETS—100.00%	$6,416,638,046

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
FGIC	—	Federal Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
Jr.	—	Junior
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RAC	—	Revenue Anticipation Certificates
Radian	—	Radian Asset Assurance, Inc.
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
VRD	—	Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $48,457,061, which represented 0.76% of the Fund’s Net Assets

(d)	Security subject to the alternative minimum tax.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.

(f)	Zero coupon bond issued at a discount.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(h)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $247,903,478, which represented 3.86% of the Fund’s Net Assets.

(j)	Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The value of these securities at May 31, 2012 was $42,498,099 which represented 0.66% of the Fund’s Net Assets.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5%.

(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Fund’s investments with a value of $972,823,179 are held by Dealer Trusts and serve as collateral for the $543,710,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen High Yield Municipal Fund

D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen High Yield Municipal Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$6,904,124,487	$—	$6,904,124,487

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $802,698,247 and $439,919,056, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$431,791,921
Aggregate unrealized (depreciation) of investment securities	(344,244,707)

Net unrealized appreciation of investment securities	$87,547,214

Cost of investments for tax purposes is $6,816,577,273.
Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen Intermediate Term
Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-ITMI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—100.09%
Alaska—1.12%
Alaska (State of) Municipal Bond Bank Authority;
Series 2009 1, RB	5.00%	09/01/22	$250	$290,945
Series 2009 1, RB	5.25%	09/01/24	400	464,220
Alaska Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS-NATL)(a)	5.00%	08/01/15	2,680	2,972,576
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (INS-AGC)(a)	5.00%	09/01/19	1,000	1,235,080
Series 2009, Lease RB (INS-AGC)(a)	5.50%	09/01/23	1,000	1,208,220

				6,171,041

Arizona—2.99%
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,185,080
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West);
Series 2009 A, Health Facilities RB	5.00%	07/01/14	500	537,520
Series 2009 C, Health Facilities RB(b)(c)	5.00%	07/01/14	1,500	1,610,310
Maricopa County Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 A, Ref. PCR(b)(c)	6.00%	05/01/14	2,400	2,599,560
Navajo County Pollution Control Corp.;
Series 2009 C, PCR(b)(c)	5.50%	06/01/14	1,000	1,076,320
Series 2009 E, PCR(b)(c)	5.75%	06/01/16	1,000	1,134,970
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/20	500	514,765
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB(d)	5.00%	07/01/13	1,000	1,045,940
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2008, Water & Wastewater RB(d)	6.38%	12/01/18	500	532,055
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	5.25%	12/01/18	500	569,155
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,187,900
University Medical Center Corp.; Series 2009, Hospital RB	5.25%	07/01/17	1,000	1,143,840
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	2,000	2,335,500

				16,472,915

California—10.77%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	5.38%	07/01/19	1,000	1,098,930
Alhambra (City of) (Atherton Baptist Homes); Series 2010 B, RB	6.63%	01/01/17	705	706,001
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 C, RB	5.00%	03/01/14	500	532,030
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 F, RB(b)(c)	5.00%	07/01/14	500	538,165
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/21	2,000	2,113,120
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	1,500	1,655,445
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(e)	5.50%	07/01/18	875	909,746
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, VRD RB(f)	1.13%	04/01/52	2,000	2,000,000
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	2,000	2,450,240
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	5.25%	11/15/14	805	826,397
Series 2009, Senior Living RB	6.25%	11/15/19	600	658,422
California (State of); Series 2012 A, Ref. VRD Unlimited Tax GO Bonds(f)	0.86%	05/01/33	1,750	1,750,000
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	$1,000	$1,210,170
Irvine (City of) Public Facilities & Infrastructure Authority; Series 2012 A, Special Assessment RB	4.00%	09/02/23	1,000	1,022,890
Indio (City of) Redevelopment Agency (Merged Redevelopment); Series 2008 A, Sub. Tax Allocation RB	5.00%	08/15/24	1,470	1,518,966
Irvine (City of) Public Facilities & Infrastructure Authority;
Series 2012 A, Special Assessment RB	4.50%	09/02/25	375	386,528
Series 2012 A, Special Assessment RB	4.50%	09/02/26	550	565,829
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,890,688
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(e)	5.50%	03/01/18	145	146,051
Oakland (Port of);
Series 2002 L, RB(b)(d)(g)	5.00%	11/01/12	170	173,288
Series 2002 L, RB (INS-NATL)(a)(d)	5.00%	11/01/21	1,330	1,347,755
Palm Springs (City of) (Palm Springs International Airport); Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(d)	5.30%	07/01/13	215	215,550
Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL)(a)(h)	0.00%	08/01/16	1,880	1,707,585
Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	4.75%	10/01/13	565	580,905
Regents of the University of California;
Series 2009 O, General RB(i)	5.75%	05/15/23	795	988,614
Series 2009 O, General RB(i)	5.75%	05/15/25	1,185	1,452,703
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,690,080
Riverside (County of) (Public Safety Communication & Refunding); Series 2007 A, COP (INS-AMBAC)(a)	5.00%	11/01/14	3,500	3,821,790
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/26	2,000	2,255,160
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,143,740
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(d)	5.00%	05/01/23	2,000	2,293,840
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.00%	08/01/20	1,085	1,229,826
Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,126,330
Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	566,690
San Jose (City of); Series 2011 A-1, Airport RB(d)	5.25%	03/01/26	2,000	2,232,820
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM)(a)	5.50%	08/01/26	3,195	3,779,685
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/24	2,000	2,370,720
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM)(a)(b)(c)	3.50%	05/31/13	1,500	1,501,815
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(h)	0.00%	04/01/14	3,700	3,611,163
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,268,660

				59,338,337

Colorado—1.52%
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.25%	01/01/15	500	521,730
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	5.00%	01/15/22	750	846,488
Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,166,370
Colorado Springs (City of); Series 2003 A, Sub. Lien Utilities System Improvement RB(b)(g)	5.00%	11/15/13	1,560	1,667,593
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds(i)	5.00%	08/01/24	2,000	2,380,280
Series 2008, Unlimited Tax GO Bonds(i)	5.00%	08/01/25	500	588,605
University of Colorado; Series 2009 A, Enterprise System RB	5.50%	06/01/25	1,000	1,233,000

				8,404,066

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut—0.29%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(d)	5.50%	04/01/21	$1,000	$1,132,350
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	440	440,488

				1,572,838

Delaware—0.09%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	500	512,455

District of Columbia—1.14%
District of Columbia;
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	06/01/16	2,325	2,709,462
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	06/01/19	3,000	3,557,040

				6,266,502

Florida—9.08%
Brevard County School District; Series 2004 B, Ref. COP (INS-NATL)(a)	5.00%	07/01/20	1,000	1,075,410
Broward (County of);
Series 1998 E, Ref. Airport System RB (INS-NATL)(a)(d)	5.38%	10/01/13	1,000	1,003,900
Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/25	1,000	1,158,990
Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/26	1,000	1,148,920
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,136,210
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,000	2,288,960
Florida (State of) Municipal Loan Council; Series 2007 A, RB (INS-NATL)(a)	5.00%	10/01/13	1,630	1,695,999
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/26	2,000	2,290,480
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/27	1,000	1,154,240
Florida State Board of Education; Series 2005 A, Lottery RB (INS-AMBAC)(a)	5.00%	07/01/19	2,500	2,816,900
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2008 A, Hospital RB (b)(c)	6.50%	11/17/15	3,000	3,545,520
Martin (County of) Health Facilities (Martin Memorial Medical Center);
Series 2012, RB	5.00%	11/15/24	1,490	1,609,856
Series 2012, RB	5.50%	11/15/32	1,670	1,804,769
Miami-Dade (County of);
Series 2007, Ref. Gtd. Entitlement RB (INS-NATL)(a)	5.00%	08/01/12	4,655	4,688,051
Series 2007, Ref. Gtd. Entitlement RB (INS-NATL)(a)	5.00%	08/01/13	1,810	1,891,341
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	500	508,000
Osceola (County of);
Series 2007, Ref. Infrastructure Sales Surtax RB (INS-AMBAC)(a)	5.00%	10/01/12	1,930	1,958,159
Series 2007, Ref. Infrastructure Sales Surtax RB (INS-AMBAC)(a)	5.00%	10/01/13	3,140	3,310,847
Palm Beach County School District;
Series 2007 D, Ref. COP (INS-NATL)(a)	5.00%	08/01/12	3,545	3,571,339
Series 2007 D, Ref. COP (INS-NATL)(a)	5.00%	08/01/13	3,735	3,913,832
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC)(a)(b)(c)	5.35%	05/01/18	1,000	1,131,490
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(e)	5.75%	10/01/22	750	800,370
St. Lucie (County of); Series 2007, Transportation RB (INS-AMBAC)(a)	5.00%	08/01/13	1,000	1,050,410
Tallahassee (City of) & Leon (County of) Blueprint 2000 Intergovernmental Agency;
Series 2007, Sales Tax RB (INS-NATL)(a)	5.00%	10/01/13	1,605	1,687,272
Series 2007, Sales Tax RB (INS-NATL)(a)	5.00%	10/01/14	1,500	1,628,865
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM)(a)(d)	5.00%	10/01/18	1,000	1,160,490

				50,030,620

Georgia—1.07%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	955	1,053,909
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,200	1,290,972
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,799,790
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,113,380

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	$600	$613,164

				5,871,215

Guam—0.41%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.25%	12/01/17	1,000	1,109,770
Series 2009 A, Limited Obligation RB	5.50%	12/01/18	1,000	1,125,830

				2,235,600

Hawaii—0.05%
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	7.88%	11/15/23	250	262,233

Idaho—0.25%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	593,515
Idaho (State of) Housing & Finance Association; Series 2008 A, Class I, Single Family Mortgage RB(d)	5.00%	07/01/17	745	803,870

				1,397,385

Illinois—9.19%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	942,040
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,500	1,596,375
Chicago (City of) (Metramarket Chicago); Series 2010 A, COP	6.87%	02/15/24	1,260	1,335,579
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	905	919,308
Chicago (City of) Board of Education; Series 2007 D, Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	12/01/17	1,010	1,191,800
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds(i)	5.00%	12/01/24	3,000	3,655,680
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC)(a)	5.25%	06/01/23	2,200	2,457,158
Series 2008, Capital Grant Receipts RB (INS-AGC)(a)	5.25%	06/01/24	3,965	4,391,634
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/27	1,000	1,160,130
Chicago (City of); Series 2011, COP	7.13%	05/01/21	750	815,850
Hodgkins (Village of); Series 2005, Ref. Sr. Lien Tax Increment Allocation RB	5.00%	01/01/14	500	521,500
Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS-AGC)(a)	4.60%	03/01/17	798	862,255
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.13%	11/01/23	1,000	1,215,970
Illinois (State of) Finance Authority (AmerenCIPS); Series 2000 A, Ref. PCR(b)(c)	5.50%	02/28/14	1,000	1,000,950
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,190,450
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS-AMBAC)(a)	6.00%	02/01/23	900	1,022,166
Series 2008 A, RB (INS-AMBAC)(a)	6.00%	02/01/24	1,175	1,322,944
Series 2008 A, RB (INS-AMBAC)(a)	6.00%	02/01/26	380	424,969
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB(j)	6.00%	08/15/22	750	7,185
Illinois (State of) Finance Authority (Illinois Institute of Technology); Series 2009, RB	6.25%	02/01/19	1,635	1,737,155
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/26	1,000	1,147,560
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	2,178,868
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,000	2,000,900
Illinois (State of) Finance Authority (Sherman Health System);
Series 1997, RB (INS-AMBAC)(a)	5.25%	08/01/17	1,500	1,503,315
Series 1997, RB (INS-AMBAC)(a)	5.25%	08/01/22	1,000	1,001,480
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,000	2,143,940
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	5.25%	05/15/14	500	493,295
Illinois (State of) Municipal Electric Agency;
Series 2007 A, Power Supply System RB (INS-NATL)(a)	5.00%	02/01/13	1,065	1,096,662
Series 2007 A, Power Supply System RB (INS-NATL)(a)	5.00%	02/01/15	1,000	1,106,830
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds(g)(h)	0.00%	12/01/21	$330	$268,897
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS-AGM)(a)(h)	0.00%	12/01/20	2,900	2,218,964
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	3,000	3,488,580
Round Lake Beach (Village of); Series 2003, Tax Increment Allocation RB	4.65%	12/15/13	315	315,498
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/26	3,425	3,915,220

				50,651,107

Indiana—5.30%
Carmel (City of) Redevelopment Authority; Series 2006, RB (INS-NATL)(a)	5.00%	07/01/22	1,000	1,139,900
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	170	170,442
Hobart Building Corp.; Series 2006, First Mortgage RB (INS-NATL)(a)	5.50%	07/15/13	830	877,252
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	543,085
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,213,100
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (INS-AGM)(a)	5.25%	11/01/24	365	409,734
Series 2006 E, Ref. Health System RB (INS-AGM)(a)	5.25%	11/01/25	200	223,192
Series 2006 E, Ref. Health System RB (INS-AGM)(a)	5.25%	11/01/26	175	193,965
Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS-AMBAC)(a)(h)	0.00%	12/01/16	1,695	1,590,012
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	573,980
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB(d)	5.10%	01/15/17	760	864,697
Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,451,331
Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,496,344
Michigan City Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS-NATL)(a)(h)	0.00%	01/15/17	2,000	1,846,940
Series 2002, First Mortgage CAB RB (INS-NATL)(a)(h)	0.00%	01/15/18	3,000	2,683,920
Noblesville High School Building Corp.;
Series 1993, First Mortgage CAB RB (INS-AMBAC)(a)(h)	0.00%	02/15/19	1,850	1,555,554
Series 2007, Ref. First Mortgage RB (INS-AMBAC)(a)	5.00%	07/10/13	2,475	2,600,532
North Side High School Building Corp.; Series 2003, First Mortgage RB (INS-AGM)(a)	5.25%	07/15/13	2,910	3,074,037
Northwest Allen School Building Corp.;
Series 2008, First Mortgage RB (INS-AGM)(a)	5.00%	07/15/16	1,395	1,597,624
Series 2008, First Mortgage RB (INS-AGM)(a)	5.00%	07/15/19	3,200	3,703,424
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	5.75%	05/15/13	400	407,452

				29,216,517

Iowa—2.20%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	5.63%	06/01/23	1,000	1,097,660
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/30	2,255	2,474,975
Coralville (City of); Series 2006 D, COP	5.25%	06/01/22	500	522,705
Iowa (State of) Finance Authority (Drake University); Series 2007, Private University RB (INS-AGC)(a)	5.00%	04/01/13	1,210	1,246,276
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC)(a)	5.00%	02/15/19	1,000	1,197,760
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(d)	5.50%	12/01/25	5,000	5,590,750

				12,130,126

Kansas—1.08%
Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL)(a)	5.00%	09/01/19	2,630	3,130,121
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	1,000	1,188,890
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas—(continued)
Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	$500	$559,015
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/31	1,000	1,065,670

				5,943,696

Kentucky—1.24%
Kentucky (State of) Asset/Liability Commission (Federal Highway Trust Fund First Series); Series 2007, RN (INS-NATL)(a)	5.00%	09/01/14	1,800	1,979,316
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.00%	08/15/18	1,000	1,189,910
Series 2009 A, Hospital RB	5.38%	08/15/24	1,000	1,143,560
Kentucky Housing Corp.; Series 2008 A, RB(d)	5.00%	01/01/23	310	330,655
Louisville & Jefferson (County of) Regional Airport Authority; Series 2003 C, Airport Systems RB (INS-AGM)(a)(d)	5.50%	07/01/17	1,000	1,038,840
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC)(a)	5.00%	10/01/25	1,000	1,136,060

				6,818,341

Louisiana—1.68%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(j)	5.25%	07/01/17	593	237,271
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City Public Improvement);
Series 2007, RB (INS-AMBAC)(a)	5.00%	11/01/13	1,320	1,394,554
Series 2007, RB (INS-AMBAC)(a)	5.00%	11/01/15	1,200	1,350,600
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC)(a)	5.00%	06/01/20	1,000	1,105,970
Series 2009 C-1, Assessment RB (INS-AGC)(a)	5.88%	06/01/23	1,000	1,156,200
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC)(a)	5.00%	01/01/18	1,235	1,404,244
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC)(a)	5.00%	01/01/19	500	573,635
Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB(b)(c)(d)	5.25%	03/01/13	1,000	1,025,030
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(b)(c)	4.00%	06/01/22	1,000	1,025,700

				9,273,204

Maryland—2.64%
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/26	3,500	4,076,800
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,139,590
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB	6.00%	07/01/23	335	410,197
Series 2011, RB	6.00%	07/01/25	200	240,858
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (b)(c)	5.00%	05/15/15	500	557,715
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	264,528
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	3,000	3,734,820
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/20	2,250	2,453,512
Maryland Economic Development Corp. (University of Maryland College Park);
Series 2003, Student Housing RB(g)	5.75%	06/01/13	625	659,713
Series 2006, Ref. Student Housing RB (INS-AGC)(a)	5.00%	06/01/13	1,000	1,031,600

				14,569,333

Massachusetts—1.10%
Massachusetts (State of) Development Finance Agency (Berkshire Health System); Series 2012 G, RB	5.00%	10/01/26	1,000	1,111,770
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	$650	$701,720
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(b)(c)	5.75%	05/01/19	1,500	1,803,000
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB(j)	5.85%	01/15/18	300	1,494
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	578,515
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	215	187,287
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 1998 A, RB (INS-AMBAC)(a)	4.80%	07/01/12	1,665	1,669,729

				6,053,515

Michigan—3.98%
Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	05/01/16	1,425	1,647,671
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	05/01/18	1,410	1,697,697
Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL)(a)	5.00%	05/01/16	2,480	2,867,525
Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	05/01/16	1,410	1,626,209
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	05/01/18	1,235	1,474,590
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB(b)(c)	5.50%	01/15/15	1,000	1,115,670
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/24	1,000	1,121,950
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB(b)(c)(d)	6.75%	06/02/14	2,000	2,217,740
Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	05/01/17	2,300	2,727,179
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	05/01/18	2,280	2,745,211
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	05/01/19	2,260	2,687,750

				21,929,192

Minnesota—0.63%
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	500	602,625
Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Tobacco Settlement RB	5.25%	03/01/31	2,595	2,895,683

				3,498,308

Mississippi—0.18%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	1,002,660

Missouri—3.87%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/21	525	588,530
Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	5.00%	04/01/13	500	514,295
Ferguson (City of) (Crossing at Halls Ferrry); Series 2005, Ref. Tax Increment Allocation RB	5.50%	04/01/14	610	626,635
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	5.00%	06/01/21	930	968,251
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/23	1,000	1,221,840
Series 2011 A, Ref. RB	5.50%	09/01/24	2,000	2,410,320
Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,342,100
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	980	1,012,742
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,000	1,010,840
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	$5,055	$5,394,797
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	190	195,235
Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co.); Series 2008, RB(b)(c)(d)	4.90%	07/01/13	1,500	1,552,515
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/16	500	558,375
St. Charles (City of); Series 2003 B, COP(b)(g)	5.50%	05/01/13	2,000	2,095,220
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	250	266,257
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	547,301

				21,305,253

Nebraska—0.44%
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC)(a)	5.13%	04/01/23	560	658,521
University of Nebraska Facilities Corp.; Series 2006, Deferred Maintenance RB (INS-AMBAC)(a)	5.00%	07/15/17	1,500	1,747,980

				2,406,501

Nevada—1.36%
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB (b)(c)(d)(e)	5.63%	06/01/18	1,100	1,255,078
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	2,012,886
Las Vegas (City of) Redevelopment Agency;
Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,475	1,580,566
Series 2009 A, Tax Increment Allocation RB	7.00%	06/15/20	1,000	1,099,380
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds	4.75%	06/01/26	1,405	1,534,330

				7,482,240

New Hampshire—0.50%
Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,124,440
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/27	1,500	1,614,060

				2,738,500

New Jersey—2.32%
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB (INS-AMBAC)(a)	5.00%	12/01/16	1,010	1,127,594
Series 2007, Governmental Loan RB (INS-AMBAC)(a)	5.00%	12/01/17	2,000	2,254,460
New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.25%	11/01/20	500	500,525
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/23	2,000	2,266,200
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/25	1,500	1,681,605
Series 2011, Ref. RB	5.00%	07/01/27	2,000	2,226,000
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB(g)	5.25%	07/01/20	1,000	1,267,040
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	300	329,082
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/24	1,000	1,140,960

				12,793,466

New Mexico—1.61%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(b)(c)	5.20%	06/01/20	1,700	1,915,934
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico—(continued)
Jicarilla Apache Nation; Series 2003 A, RB(e)	5.50%	09/01/23	$1,000	$1,043,080
New Mexico (State of) Finance Authority;
Series 2006 B, Sr. Lien Public Revolving Fund RB (INS-NATL)(a)	5.00%	06/01/17	1,310	1,519,600
Series 2007 C, Sub. Lien Public Revolving Fund RB (INS-NATL)(a)	5.00%	06/15/13	1,000	1,049,130
Series 2007 C, Sub. Lien Public Revolving Fund RB (INS-NATL)(a)	5.00%	06/15/14	1,200	1,310,916
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/19	815	877,836
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB	6.00%	08/01/23	1,000	1,164,640

				8,881,136

New York—2.52%
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB	5.75%	11/15/22	500	571,665
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	5.75%	07/15/17	1,000	1,139,310
Series 2009, PILOT RB	5.75%	07/15/19	1,000	1,149,540
Long Island Power Authority; Series 2003 C, Electric System General RB(b)(g)	5.50%	09/01/13	1,000	1,065,800
Madison (County of) Industrial Development Agency (Oneida Health Systems, Inc.); Series 2007, Civic Facility RB	4.50%	02/01/17	140	144,378
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,243,900
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	5.88%	01/01/18	1,125	788,873
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2009, PILOT RB (INS-AGC)(a)	5.00%	01/01/18	200	226,514
Series 2009, PILOT RB (INS-AGC)(a)	5.00%	01/01/19	200	228,672
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB(i)	5.00%	01/15/21	1,000	1,194,080
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	2,000	2,248,280
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS-NATL)(a)	6.90%	03/01/20	5	5,015
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB(b)(c)(d)(e)	6.63%	10/01/13	1,000	1,013,290
Suffolk (County of) Industrial Development Agency (New York Institute Technology);
Series 2000 A, Ref. Civic Facility RB	5.00%	03/01/26	1,300	1,341,288
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/21	1,425	1,507,564

				13,868,169

North Carolina—0.81%
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,252,680
Series 2008 C, Power System RB (INS-AGC)(a)	6.00%	01/01/19	1,250	1,436,562
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.00%	10/01/15	500	520,660
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	253,573
North Carolina (State of) Municipal Power Agency No. 1; Series 2003 A, Catawba Electric RB (INS-NATL)(a)	5.25%	01/01/19	1,000	1,027,600

				4,491,075

North Dakota—0.36%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/16	500	508,825
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,501,398

				2,010,223

Ohio—2.79%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	500	443,660
American Municipal Power-Ohio Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/19	1,175	1,401,939
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Athens (County of) (O’Bleness Memorial Hospital); Series 2003 A, Ref. & Improvement Hospital Facilities RB	6.25%	11/15/13	$220	$227,084
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (INS-AGC)(a)	5.00%	10/01/25	1,555	1,740,714
Cleveland (City of) (Cleveland Stadium); Series 2004, Ref. RB (INS-AMBAC)(a)	5.13%	12/01/20	1,370	1,470,311
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/27	2,750	3,009,435
Montgomery (County of) (Miami Valley Hospital); Series 2009 B, RB(b)(c)	5.25%	11/15/14	1,000	1,086,530
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/20	915	937,866
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,309,220
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2004, Ref. Beneficial Interest Ctfs. (INS-AMBAC)(a)	5.00%	02/15/21	750	785,183
Ohio (State of) Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB(d)	5.15%	07/15/15	1,000	1,004,620
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(b)(c)	5.88%	06/01/16	865	978,566

				15,395,128

Oklahoma—0.41%
Chickasawa Nation; Series 2007, Health System RB(e)	5.38%	12/01/17	325	349,557
Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	5.38%	06/01/24	1,750	1,888,180

				2,237,737

Oregon—0.43%
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/27	2,000	2,351,040

Pennsylvania—3.07%
Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS-AGM)(a)(d)	5.00%	01/01/16	1,000	1,110,000
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,618,570
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	507,030
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.10%	07/01/14	85	88,147
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/20	1,980	2,071,674
Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL)(a)(h)	0.00%	10/01/18	700	603,911
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL)(a)(h)	0.00%	10/01/19	250	208,480
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	500	567,605
Montour School District; Series 1993 B, Unlimited Tax CAB GO Bonds (INS-NATL)(a)(h)	0.00%	01/01/13	300	297,387
Penn Hills Municipality;
Series 1995 B, Unlimited Tax CAB GO Bonds(g)(h)	0.00%	06/01/12	1,615	1,615,000
Series 1995 B, Unlimited Tax CAB GO Bonds(h)	0.00%	12/01/13	210	198,742
Pennsylvania (State of) Finance Authority (Aliquippa School District); Series 1994, RB(h)	0.00%	06/01/12	685	685,000
Philadelphia (City of) Industrial Development Authority (One Benjamin Franklin Parkway); Series 2007 C, Ref. Lease RB (INS-AGM)(a)	5.00%	02/15/15	2,150	2,393,638
Philadelphia (City of); Eighteenth Series 2004, Gas Works RB (INS-AGC)(a)	5.25%	08/01/18	750	801,495
Pittsburgh (City of) Water & Sewer Authority; Series 2007 A, Ref. First Lien RB (INS-AGM)(a)	5.00%	09/01/13	1,000	1,049,490
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/25	1,000	1,115,570

				16,931,739

Puerto Rico—1.18%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.25%	07/01/24	5,000	5,449,250
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/29	1,000	1,056,330

				6,505,580

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—2.11%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	$1,000	$1,078,880
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/26	4,650	5,164,522
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	1,000	1,109,410
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/21	2,000	2,356,260
Richland (County of) (International Paper Co.); Series 2003 A, Ref. Environmental Improvement RB(d)	6.10%	04/01/23	725	756,117
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/19	1,000	1,186,000

				11,651,189

South Dakota—0.10%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/22	500	564,860

Tennessee—0.74%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. RB	5.00%	10/01/15	220	229,583
Franklin Special School District; Series 1999, Limited Tax CAB GO Bonds (INS-AGM)(a)(h)	0.00%	06/01/15	700	684,124
Memphis (City of) & Shelby (County of) Sports Authority, Inc. (Memphis Arena); Series 2007 C, Ref. RB (INS-NATL)(a)	5.00%	11/01/13	1,410	1,486,986
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008 C, RB	5.25%	06/01/18	1,000	1,174,370
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/16	500	519,120

				4,094,183

Texas—8.97%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(d)	4.85%	04/01/21	1,000	1,072,560
Amarillo (City of); Series 2007, Combination Limited Tax GO Ctfs. (INS-NATL)(a)	5.00%	05/15/13	1,020	1,065,818
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,772,625
Bexar (County of); Series 2007, Combination Flood Control Limited Tax GO Ctfs. (INS-AGM)(a)	5.00%	06/15/14	1,330	1,454,648
Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS-AGM)(a)	5.00%	09/01/23	1,240	1,415,373
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/23	1,670	1,835,764
Series 2005 A, RB	5.50%	04/01/25	1,610	1,747,269
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC)(a)	5.00%	08/15/18	1,500	1,752,660
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	170	175,943
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2002 C, Joint Improvement RB (INS-NATL)(a)(d)	5.75%	11/01/18	205	205,748
Series 2002 C, Joint Improvement RB (INS-NATL)(a)(d)	6.00%	11/01/23	205	205,791
Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/25	2,355	2,637,388
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,754,625
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.00%	12/01/27	500	602,440
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC)(a)	5.25%	11/15/24	1,950	2,224,638
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	2,500	2,731,700
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	125	109,168
Hidalgo County Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/13	500	514,420
Series 2005, Hospital RB	5.00%	08/15/19	350	358,740
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	500	515,490
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Houston (City of);
Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS-NATL)(a)	5.00%	03/01/16	$1,000	$1,160,970
Series 2007 B, Ref. First Lien Combined Utility System RB (INS-NATL)(a)	5.00%	11/15/13	1,000	1,068,670
Series 2011 A, Ref. Sub Lien Airport System RB(d)	5.00%	07/01/25	1,000	1,121,200
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	4.00%	02/15/22	700	703,892
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	5.88%	05/15/21	1,000	1,141,570
Lubbock (City of); Series 2007 A, Waterworks System Surplus Limited Tax GO Ctfs. (INS-AGM)(a)	5.00%	02/15/14	1,355	1,461,395
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.00%	02/15/15	645	668,652
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB(b)(c)(d)	6.00%	08/01/13	500	529,330
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	1,000	1,187,910
Series 2008 L-2, Ref. First Tier System RB(b)(c)	6.00%	01/01/13	1,000	1,031,180
Sam Rayburn Municipal Power Agency; Series 2002 A, Ref. RB	6.00%	10/01/21	650	656,819
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB	5.75%	11/15/24	1,000	1,163,160
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	553,820
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC)(a)	5.75%	07/01/18	1,875	2,042,212
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75sm Retirement Facility RB	7.25%	11/15/16	2,800	2,803,164
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,295,460
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-AMBAC)(a)(h)	0.00%	08/15/18	5,700	4,708,884

				49,451,096

Utah—0.76%
Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB(g)(h)	0.00%	07/01/17	1,750	1,535,415
University of Utah;
Series 2007, COP (INS-AMBAC)(a)	5.00%	12/01/12	1,545	1,581,725
Series 2007, COP (INS-AMBAC)(a)	5.00%	12/01/13	1,000	1,068,540

				4,185,680

Virgin Islands—0.71%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diago); Series 2009 A, Sub. RB	6.00%	10/01/14	500	545,115
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,114,970
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,261,200

				3,921,285

Virginia—1.25%
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB	5.13%	05/15/24	1,000	1,158,670
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(d)	5.00%	01/01/27	2,500	2,561,600
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB(e)	8.00%	07/01/19	1,000	1,080,990
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	1,000	1,133,090
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	871	931,143

				6,865,493

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—3.34%
Camas School District No. 117; Series 2007, Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	12/01/13	$1,500	$1,603,740
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(d)	5.50%	07/01/25	1,000	1,191,320
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,131,730
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,279,920
Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	150	145,296
Seattle (City of);
Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	1,795	2,099,630
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	2,128,115
Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,132,920
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/24	1,500	1,610,685
Washington (State of);
Series 2004 A, Unlimited Tax GO Bonds(b)(g)	5.00%	07/01/14	3,000	3,287,670
Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(h)	0.00%	06/01/16	1,885	1,809,977

				18,421,003

West Virginia—0.14%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	259,522
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	500	518,035

				777,557

Wisconsin—2.09%
Milwaukee (County of);
Series 2010 B, Ref. Airport RB(d)	5.00%	12/01/22	1,250	1,394,038
Series 2010 B, Ref. Airport RB(d)	5.00%	12/01/23	1,000	1,099,370
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(d)	5.38%	11/01/21	1,370	1,487,258
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB(b)(c)	4.75%	08/15/14	1,000	1,064,830
Series 2009 B, RB(b)(c)	5.13%	08/15/16	1,000	1,119,580
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospital, Inc.); Series 2004 A, RB	5.50%	08/15/14	385	385,397
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	1,650	1,849,039
Series 2012, RB	5.00%	06/01/26	1,000	1,108,460
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(d)	5.30%	09/01/23	1,875	2,033,137

				11,541,109

Wyoming—0.21%
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,139,700

TOTAL INVESTMENTS(k)—100.09% (Cost $506,016,117)				551,632,148

Floating Rate Note Obligations—(1.06)%
Notes with interest rates ranging from 0.15% to 0.28% at 05/31/12 and contractual maturities of collateral ranging from 01/15/21 to 08/01/25 (See Note 1D)(l)				(5,855,000)

OTHER ASSETS LESS LIABILITIES—0.97%				5,369,130

NET ASSETS—100.00%				$551,146,278

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
Ctfs.	—	Certificates
FHA	—	Federal Housing Administration
FTA	—	Federal Transit Administration
GO	—	General Obligation
Gtd.	—	Guaranteed
INS	—	Insurer
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RAB	—	Revenue Anticipation Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(d)	Security subject to the alternative minimum tax.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $6,598,162, which represented 1.20% of the Fund’s Net Assets.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Zero coupon bond issued at a discount.

(i)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $245,950, which represented 0.04% of the Fund’s Net Assets

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	10.0%
Assured Guaranty Municipal Corp.	9.5
American Municipal Bond Assurance Corp.	8.6
Assured Guaranty Corp.	5.4

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Fund’s investments with a value of $10,259,962 are held by Dealer Trusts and serve as collateral for the $5,855,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Invesco Van Kampen Intermediate Term Municipal Income Fund

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$551,632,148	$—	$551,632,148

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $22,710,117 and $13,903,163, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$46,698,232

Aggregate unrealized (depreciation) of investment securities	(871,907)

Net unrealized appreciation of investment securities	$45,826,325

Cost of investments for tax purposes is $505,805,823.
Invesco Van Kampen Intermediate Term Municipal Income Fund

Invesco Van Kampen Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-MINC-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–106.98%

Alabama–0.79%

Birmingham (City of) Water Works Board; Series 2004 A, Water & Sewer RB (a)(b)	5.00%	01/01/14	$1,095	$1,176,139

Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (c)	5.20%	06/01/25	2,500	2,574,750

Houston (County of) Health Care Authority; Series 2006 A, RB (INS-AMBAC) (d)	5.25%	10/01/30	3,670	3,732,463

Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	900	823,203

Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	—

Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	4,100	4,567,154

University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/22	3,000	3,465,360

				16,339,069

Alaska–1.28%

Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (c)(d)	5.00%	12/01/35	1,970	1,906,527

Alaska (State of) International Airports System;
Series 2006 B, Ref. RB (INS-NATL) (d)	5.00%	10/01/24	6,525	7,397,327

Series 2006 D, Ref. RB (INS-NATL) (d)	5.00%	10/01/24	9,570	10,849,413

Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.75%	09/01/33	200	228,490

Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS-AGC) (d)	6.00%	09/01/28	5,000	6,037,550

				26,419,307

Arizona–2.86%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS-BHAC) (d)	5.50%	01/01/38	5,000	5,433,000

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/39	5,000	5,463,100

Arizona (State of);
Series 2008 A, COP (INS-AGM) (d)	5.00%	09/01/24	2,375	2,630,787

Series 2008 A, COP (INS-AGM) (d)	5.00%	09/01/26	2,420	2,649,392

Arizona State University (Research Infrastructure); Series 2004, COP (INS-AMBAC) (d)	5.25%	09/01/24	885	965,243

Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,655	1,672,709

Series 2005 B, Ref. Hospital RB	5.25%	12/01/23	3,250	3,374,897

Series 2005 B, Ref. Hospital RB	5.25%	12/01/25	2,250	2,316,487

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	1,053,260

Series 2010, RB	5.13%	05/15/40	2,150	2,263,219

Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (d)	5.25%	01/01/32	1,665	1,743,854

Maricopa County Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 A, Ref. PCR (b)(e)	6.00%	05/01/14	1,000	1,083,150

Navajo County Pollution Control Corp.;
Series 2009 C, PCR (b)(e)	5.50%	06/01/14	1,000	1,076,320

Series 2009 E, PCR (b)(e)	5.75%	06/01/16	1,000	1,134,970

Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	600	619,140

Series 2009, Education RB	7.13%	01/01/45	570	590,777

Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, Education RB	6.30%	07/01/42	750	788,903

Series 2012, Education RB	6.40%	07/01/47	400	421,004

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona–(continued)

Phoenix Civic Improvement Corp.;
Series 2008 B, Sr. Lien Airport RB (c)	5.25%	07/01/19	$1,000	$1,162,550

Series 2002 B, Sr. Lien Airport RB (INS-NATL) (c)(d)	5.25%	07/01/32	5,000	5,005,000

Series 2004, Jr. Lien Wastewater System RB (INS-NATL) (d)	5.00%	07/01/27	2,000	2,141,320

Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	1,600	1,663,056

Series 2008, Water & Wastewater RB (c)	6.38%	12/01/18	815	867,250

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	2,030,451

Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/41	2,000	2,183,200

Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB	6.00%	12/01/23	550	615,417

Series 2008, Electrical System RB	6.00%	12/01/28	740	810,241

Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB (f)	5.00%	01/01/25	3,000	3,475,290

Series 2009 A, Electric System RB (f)	5.00%	01/01/28	2,000	2,284,120

University Medical Center Corp.; Series 2009, Hospital RB	6.00%	07/01/24	1,250	1,438,588

				58,956,695

California–11.82%

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,000	2,177,920

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (d)	5.00%	12/01/25	4,535	4,986,641

Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (d)	5.25%	09/01/35	3,780	3,675,823

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/26	3,180	1,885,199

Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/31	40	17,882

California (State of) Department of Veterans Affairs;
Series 2007 A, Home Purchase RB (c)(f)	4.95%	12/01/37	9,585	9,749,191

Series 2007 B, Home Purchase RB (c)	5.15%	12/01/27	935	978,487

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	5,000	5,830,900

California (State of) Housing Finance Agency;
Series 1983 B, Home Mortgage CAB RB (CEP-FHA) (g)	0.00%	08/01/15	10	7,418

Series 2008 K, Home Mortgage RB (c)	5.30%	08/01/23	3,500	3,591,070

Series 2008 K, Home Mortgage RB (c)	5.45%	08/01/28	4,000	4,142,400

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,170,200

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,280,500

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	7,456,330

California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	2,000	2,450,240

California (State of) Statewide Communities Development Authority (Pooled Financing Program);
Series 2004 A, Water & Wastewater RB (INS-AGM) (d)	5.00%	10/01/29	1,095	1,146,706

Series 2004 A, Water & Wastewater RB (INS-AGM) (d)	5.25%	10/01/24	3,920	4,154,102

California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	500	548,685

Series 2009, Senior Living RB	6.63%	11/15/24	2,000	2,263,760

California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,443,180

Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	4,000	4,300,720

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	4,000	4,310,560

California County Tobacco Securitization Agency (The) (Los Angeles County Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed RB	5.25%	06/01/21	1,785	1,668,440

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Capistrano Unified School District; Series 2005, Community Facilities Special Tax RB (INS-NATL) (d)	5.00%	09/01/25	$5,000	$5,120,000

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	08/01/29	1,585	721,793

Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC) (d)	6.70%	08/01/21	425	523,366

El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/32	5,030	1,827,147

Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/33	4,185	1,433,865

Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS-NATL) (d)(g)	0.00%	01/15/17	3,000	2,321,370

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,523,145

Golden West Schools Financing Authority; Series 1999 A, Ref. RB (INS-NATL) (d)	5.75%	08/01/19	265	317,658

Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,223,160

Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	5,000	5,882,300

Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB (f)	5.25%	07/01/38	2,000	2,323,380

Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	3,383,310

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (d)(g)	0.00%	08/01/35	3,260	989,117

Merced (City of) Irrigation District (Electric System); Series 2005, Revenue COP (INS-SGI) (d)	5.25%	09/01/36	10,000	9,771,200

Oakland (Port of);
Series 2002 L, RB (a)(b)(c)	5.00%	11/01/12	530	540,250

Series 2002 L, RB (INS-NATL) (c)(d)	5.00%	11/01/21	4,260	4,316,871

Series 2007 A, Ref. Intermediate Lien RB (INS-NATL) (c)(d)	5.00%	11/01/29	4,000	4,140,720

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	08/01/37	1,170	298,292

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	08/01/38	4,770	1,143,035

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	08/01/39	5,010	1,130,757

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	08/01/40	5,260	1,117,750

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	08/01/41	5,520	1,107,091

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	08/01/44	145	23,967

Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (d)	5.50%	08/01/31	2,420	2,763,301

Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS-AMBAC) (d)	5.00%	09/01/35	5,000	5,011,050

Regents of the University of California;
Series 2009 O, General RB (f)	5.75%	05/15/23	5,570	6,926,518

Series 2009 O, General RB (f)	5.75%	05/15/25	8,205	10,058,592

Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,816,800

Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (d)	5.00%	10/01/38	6,335	6,797,708

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	4,300	4,639,012

San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/20	1,000	1,143,740

Series 2011, RB	6.50%	12/01/21	2,000	2,338,500

Series 2011, RB	6.50%	12/01/22	2,000	2,323,260

San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (f)	5.25%	08/01/33	7,500	8,698,575

San Diego Unified School District; Series 2012 R-1, Unlimited Tax CAB GO Bonds (g)	0.00%	07/01/30	7,000	2,972,480

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (c)	5.00%	05/01/23	10,000	11,469,200

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	1,094,790

San Jose (City of);
Series 2011 A-1, Airport RB (c)	5.25%	03/01/26	2,730	3,047,799

Series 2011 A-1, Airport RB (c)	6.25%	03/01/34	2,500	2,928,775

San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS-AMBAC) (d)	5.00%	10/01/31	5,140	5,200,498

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS-AMBAC) (d)	5.00%	08/15/27	$5,380	$5,489,698

South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2005 A, Ref. RB (INS-AMBAC) (d)	5.00%	10/01/35	2,000	1,980,840

Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (d)	5.00%	07/01/35	2,000	2,199,640

Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (d)(h)	9.36%	07/01/15	9,000	10,766,340

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,373,230

West Contra Costa Unified School District (Election of 2002); Series 2003 B, Unlimited Tax GO Bonds (INS-AGM) (d)	5.00%	08/01/26	5,000	5,028,400

West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	08/01/27	7,865	3,749,245

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	08/01/24	3,570	2,223,967

				243,457,856

Colorado–2.63%

Colorado (State of) Educational & Cultural Facilities Authority (Aurora Academy); Series 2004, Charter School RB (INS-SGI) (d)	5.25%	02/15/34	3,745	3,781,476

Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (d)	5.00%	06/01/37	1,070	1,118,792

Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	1,018,310

Colorado (State of) Housing & Finance Authority; Series 1998 A-2, Sr. Single Family Program RB (c)	6.60%	05/01/28	85	87,221

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/41	2,650	2,968,477

Series 2010, Private Activity RB	6.50%	01/15/30	2,400	2,851,848

Colorado Springs (City of);
Series 2002, Hospital RB (INS-AGM) (d)	5.25%	12/15/20	3,375	3,962,993

Series 2002, Hospital RB (INS-AGM) (d)	5.25%	12/15/21	3,530	4,102,743

Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (f)	5.00%	08/01/24	6,000	7,140,840

Series 2008, Unlimited Tax GO Bonds (f)	5.00%	08/01/25	1,500	1,765,815

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (d)	5.00%	12/01/35	5,680	5,790,135

E-470 Public Highway Authority; Series 1997 B, Sr. CAB RB (INS-NATL) (d)(g)	0.00%	09/01/14	20,000	19,106,400

Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	500	501,990

				54,197,040

Connecticut–0.91%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (c)	5.50%	04/01/21	3,000	3,397,050

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	5,700	6,078,936

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-2, RB (INS-NATL) (d)	5.00%	07/01/23	1,100	1,232,836

Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	4,000	4,452,360

Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (c)	5.00%	05/15/31	1,945	2,086,654

Hamden (Town of) (Whitney Center);
Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	440	440,489

Series 2009 C, RB (b)(e)	7.25%	01/01/16	1,000	1,048,540

				18,736,865

Delaware–0.03%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	645,693

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia–2.85%

District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	$2,980	$3,173,551

Series 2011, RB	6.63%	03/01/41	1,100	1,190,871

District of Columbia (Gallery Place); Series 2002, Tax Increment Allocation RB (INS-AGM) (d)	5.25%	07/01/27	5,150	5,171,785

District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,200	2,548,040

District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (d)	5.50%	10/01/41	4,000	4,584,800

District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (d)	5.00%	02/01/31	12,000	12,332,640

Series 2009 A, Sec. Income Tax RB (f)	5.00%	12/01/23	10,715	13,092,873

Series 2009 A, Sec. Income Tax RB (f)	5.25%	12/01/27	6,860	8,381,548

Series 2009 B, Ref. Sec. Income Tax RB (f)	5.00%	12/01/24	4,285	5,156,312

Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (a)(b)(c)	5.25%	10/01/12	3,000	3,012,840

				58,645,260

Florida–6.53%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,000,210

Series 2007, IDR	5.88%	11/15/36	1,000	931,430

Broward (County of); Series 2001 J-1, Airport System RB (INS-AMBAC) (c)(d)	5.25%	10/01/26	5,000	5,025,550

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	3,000	3,408,630

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (d)	5.95%	07/01/20	500	524,030

Florida (State of) Board of Education; Series 2007 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	4,287,333

Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/26	1,305	1,488,496

Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/27	1,325	1,507,956

Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/28	1,440	1,642,709

Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/32	2,500	2,841,700

Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB (a)	6.88%	10/01/22	2,500	3,424,150

Series 1993 A, Ref. RB (INS-AMBAC) (d)	5.85%	10/01/13	2,415	2,435,890

Series 2008 A, Ref. RB (INS-AGC) (d)	5.00%	10/01/27	1,840	1,956,766

Florida (State of) Municipal Loan Council; Series 2000 B, RB (INS-NATL) (d)	5.75%	11/01/14	65	65,233

Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP-GNMA) (c)	5.80%	07/01/28	1,200	1,231,368

Series 2008 1, RB (CEP-GNMA) (c)	6.00%	07/01/39	740	743,937

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB (a)(b)	5.25%	11/15/16	100	119,989

Series 2006 C, RB (e)	5.25%	11/15/36	3,900	4,137,081

Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (c)(d)	5.38%	10/01/33	2,500	2,675,350

Key West (City of) Utility Board; Series 1985 D, Electricity CAB RB (a)(g)	0.00%	10/01/13	1,000	986,710

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	5,000	5,308,300

Miami-Dade (County of) (Miami International Airport);
Series 2005, Aviation RB (INS-AGC) (c)(d)	5.00%	10/01/38	16,100	16,473,198

Series 2010 A, Aviation RB	5.38%	10/01/35	2,000	2,254,300

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (d)	5.50%	04/01/38	4,000	4,420,000

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (d)	5.00%	07/01/35	3,350	3,670,159

Miami-Dade (County of) School Board; Series 2008 B, COP (INS-AGC) (d)	5.25%	05/01/26	5,000	5,650,450

Miami-Dade (County of);
Series 2005 B, Sub. Special Obligation RB (INS-NATL) (d)	5.00%	10/01/35	2,500	2,617,300

Series 2010, Water & Sewer System RB (INS-AGM) (d)	5.00%	10/01/39	4,500	4,951,575

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB	5.25%	11/15/17	$2,200	$2,299,550

Series 2007, RB	5.88%	11/15/37	800	827,256

Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (d)	5.00%	09/01/35	1,500	1,626,555

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)(e)	5.35%	05/01/18	5,200	5,883,748

Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	490	220,696

Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (j)	5.25%	10/01/27	3,500	3,528,035

Series 2007 A, Special Obligation RB (j)	5.75%	10/01/22	500	533,580

Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,340	1,350,921

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (f)	5.00%	08/15/42	18,000	19,067,220

St. Johns (County of) Industrial Development Authority (Professional Golf); Series 2001, Ref. RB (INS-NATL) (d)	5.25%	09/01/12	270	272,606

Sunrise (City of);
Series 1998, Ref. Utility System RB (a)(b)	5.20%	10/01/20	1,725	2,175,708

Series 1998, Ref. Utility System RB (INS-AMBAC) (d)	5.20%	10/01/22	2,275	2,605,398

Tallahassee (City of) (Tallahassee Memorial Regional Medical); Series 1994, Ref. Health Facilities RB (INS-NATL) (d)	6.63%	12/01/13	3,330	3,342,754

Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (d)	6.00%	10/01/29	3,000	4,122,930

Village Center Community Development District; Series 2001 A, Recreational RB (INS-NATL) (d)	5.20%	11/01/25	1,000	1,001,920

				134,638,677

Georgia–2.27%

Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS-AGC) (d)	5.25%	12/01/21	1,370	1,511,042

Series 2007, Ref. Tax Allocation RB (INS-AGC) (d)	5.25%	12/01/22	1,000	1,093,820

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	4,810	5,316,156

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,659,250

Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (d)	5.00%	01/01/33	4,000	4,241,480

Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (d)	5.00%	01/01/34	3,000	3,133,920

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,000	1,199,970

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,000	1,194,090

Augusta (City of); Series 2004, Water & Sewerage RB (INS-AGM) (d)	5.25%	10/01/39	3,000	3,243,780

Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	794,423

Georgia (State of) Municipal Electric Authority;
Series 1998 Y, Power RB (a)	6.40%	01/01/13	325	335,891

Series 1998 Y, Power RB (INS-AMBAC) (d)	6.40%	01/01/13	4,640	4,773,261

Series 1998 Y, Power RB (a)(b)	6.50%	01/01/14	145	159,298

Series 1998 Y, Power RB (a)	6.50%	01/01/17	410	462,771

Series 1998 Y, Power RB (INS-NATL) (d)	6.50%	01/01/17	9,445	10,770,511

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	2,000	2,043,880

Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/41	3,500	3,822,945

				46,756,488

Hawaii–0.70%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,321,740

Hawaii (State of) Department of Budget & Finance; Series 2009 C-1, Special Purpose Senior Living RB	7.50%	11/15/15	2,000	2,028,640

Hawaii Housing Finance & Development Corp.; Series 1997 A, Single Family Mortgage Purchase RB (CEP-FNMA) (c)	5.75%	07/01/30	140	140,965

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii–(continued)

Honolulu (City & County of);
Series 2009 A, Unlimited Tax GO Bonds (f)	5.25%	04/01/29	$4,120	$4,828,928

Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/33	2,000	2,380,300

Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/34	2,355	2,788,202

				14,488,775

Idaho–0.83%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,187,030

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	595	596,481

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS-AGC) (d)	5.25%	07/15/23	4,230	5,003,667

Series 2008 A, Grant & RAB (INS-AGC) (d)	5.25%	07/15/24	3,485	4,107,456

Idaho (State of) Housing & Finance Association;
Series 2008 A, Class I, Single Family Mortgage RB (c)	5.63%	07/01/28	405	432,034

Series 2008 A, Class I, Single Family Mortgage RB (c)	5.75%	07/01/39	805	852,197

Series 2008 A, Class II, Single Family Mortgage RB (c)	5.85%	07/01/36	1,320	1,409,047

Series 2008 A, Class III, Single Family Mortgage RB (c)	5.70%	07/01/28	3,345	3,564,265

				17,152,177

Illinois–13.63%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	2,250	2,119,590

Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	1,040,985

Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS-Radian) (d)	5.13%	11/01/37	3,755	3,841,215

Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	470	470,047

Chicago (City of) (Midway Airport);
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (d)	5.00%	01/01/21	5,925	6,287,847

Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (d)	5.00%	01/01/22	6,220	6,545,057

Chicago (City of) (O’Hare International Airport);
Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.00%	01/01/34	5,000	5,114,000

Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/21	2,840	2,973,338

Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/23	3,120	3,249,106

Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/24	1,430	1,485,327

Series 2004 A, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.00%	01/01/29	1,000	1,042,870

Series 2005 A, Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/24	6,000	6,597,780

Series 2005 A, Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/26	3,855	4,149,561

Series 2005 A, Third Lien General Airport RB (INS-NATL) (d)	5.25%	01/01/24	5,000	5,498,150

Series 2008 A, Third Lien General Airport RB (INS-AGM) (d)(f)	5.00%	01/01/33	3,000	3,203,580

Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	3,620	3,677,232

Chicago (City of) (San Drain & Ship Canal); Series 1997 A, Tax Increment Allocation RB	7.75%	01/01/14	380	381,136

Chicago (City of) Board of Education (School Reform);
Series 1998 B-1, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	12/01/19	2,845	2,319,244

Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	12/01/19	1,500	1,222,800

Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	12/01/25	1,020	580,207

Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (f)	5.00%	12/01/24	15,000	18,278,400

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (d)	5.25%	06/01/25	4,840	5,320,660

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (f)	5.25%	12/01/36	12,000	13,534,800

Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (d)	6.25%	01/01/14	3,000	3,247,170

Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (d)	5.38%	01/01/17	2,000	2,279,240

Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS-AMBAC) (d)	5.63%	01/01/39	145	145,474

Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (d)(f)	5.25%	01/01/24	4,200	4,769,016

Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (d)(f)	5.25%	01/01/25	4,400	4,969,272

Series 2011, COP	7.13%	05/01/21	2,800	3,045,840

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Cook County School District No. 100 (Berwyn South);
Series 1997, Unlimited Tax GO Bonds (INS-AGM) (d)	8.10%	12/01/16	$345	$435,238

Series 1997, Unlimited Tax GO Bonds (INS-AGM) (d)	8.20%	12/01/14	290	336,040

Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	12/01/17	2,605	2,316,809

Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	12/01/18	2,995	2,569,231

Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	12/01/20	4,050	3,177,711

DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (d)	5.00%	01/01/26	2,600	2,871,752

Series 2008, Unlimited Tax GO Bonds (INS-AGM) (d)	5.00%	01/01/27	990	1,090,267

Du Page County Community High School District No. 108; Series 2002, Unlimited Tax GO Bonds (a)(b)	5.60%	01/01/13	3,000	3,094,470

Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (i)	5.38%	03/01/16	1,000	350,140

Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS-AGC) (d)	5.10%	03/01/29	3,000	3,192,690

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.50%	11/01/38	1,000	1,166,980

Illinois (State of) Finance Authority (AmerenCIPS); Series 2000 A, Ref. PCR (b)(e)	5.50%	02/28/14	5,050	5,054,798

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,822,200

Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (i)	5.50%	08/15/18	1,000	9,580

Series 2008 A, Ref. RB (i)	6.00%	08/15/22	250	2,395

Series 2008 A, Ref. RB (i)	6.13%	08/15/28	1,500	14,370

Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	5,000	5,426,500

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (f)	5.38%	08/15/24	1,000	1,164,440

Series 2009 A, RB (f)	5.75%	08/15/30	2,000	2,320,880

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,500	1,500,675

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	2,870	3,264,482

Illinois (State of) Finance Authority (Resurrection Health Care);
Series 1999 A, RB (INS-AGM) (d)	5.50%	05/15/24	12,000	12,980,880

Series 1999 B, RB (INS-AGM) (d)	5.00%	05/15/15	4,700	5,063,075

Series 1999 B, RB (INS-AGM) (d)	5.00%	05/15/17	5,100	5,627,136

Series 1999 B, RB (INS-AGM) (d)	5.00%	05/15/18	5,050	5,641,406

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,298,000

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.40%	04/01/27	1,000	1,036,000

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	4,500	5,670,000

Illinois (State of) Finance Authority (Sherman Health System);
Series 1997, RB (INS-AMBAC) (d)	5.25%	08/01/22	2,000	2,002,960

Series 2007 A, RB	5.50%	08/01/37	3,500	3,619,595

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,745	2,942,558

Illinois (State of) Finance Authority (The Carle Foundation); Series 2011 A, RB	6.00%	08/15/41	4,000	4,455,800

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS-NATL) (d)	5.25%	06/15/42	6,000	6,078,900

Series 2002 B, Ref. Conv. CAB RB (INS-NATL) (d)(g)	0.00%	06/15/19	9,250	10,332,157

Series 2002 B, Ref. Conv. CAB RB (INS-NATL) (d)(g)	0.00%	06/15/22	20,000	18,038,800

Illinois (State of); Series 1991, Civic Center RB (INS-AMBAC) (d)	6.25%	12/15/20	3,495	4,009,988

Lake County Community Consolidated School District No. 50 (Woodland); Series 2000 B, Unlimited Tax CAB GO Bonds (a)(g)	0.00%	12/01/14	1,200	1,183,428

Lake County Community Unit School District No. 60 (Waukegan);
Series 1999 A, Unlimited Tax CAB GO Bonds (a)(g)	0.00%	12/01/17	2,875	2,698,820

Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(g)	0.00%	12/01/17	3,915	3,414,428

McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	01/01/17	3,000	2,624,970

McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	3,820	4,225,378

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

McHenry County Community High School District No. 154 (Marengo); Series 2001, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(g)	0.00%	01/01/16	$1,330	$1,257,289

Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (i)	5.80%	03/01/37	1,500	769,680

Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	1,000	1,162,860

Series 2010, RB	6.00%	06/01/28	10,000	11,495,100

United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	971	583,387

University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/36	1,000	1,095,830

Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	543	465,470

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	420	429,563

				280,774,050

Indiana–1.28%

Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	543,085

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	10,000	10,832,800

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,000	1,010,120

Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,500	2,514,075

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS-AGM) (d)	5.25%	05/15/41	2,000	2,127,780

Indiana (State of) Health Facility Financing Authority (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	1,710	1,710,137

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,467,040

Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (c)	5.10%	01/15/17	1,500	1,706,640

Indianapolis Local Public Improvement Bond Bank; Series 1992 D, RB (a)	6.75%	02/01/14	255	269,112

St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/12	140	139,670

Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/13	135	124,705

Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/14	130	111,208

Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/15	130	102,987

Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/16	135	99,048

Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/17	225	152,890

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (j)	5.50%	09/01/27	1,500	1,534,125

				26,445,422

Iowa–2.32%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/34	1,860	1,998,217

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/36	7,000	7,455,140

Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,158,896

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (f)(k)	5.00%	06/01/25	5,815	6,900,370

Series 2009 A, Special Obligation RB (f)(k)	5.00%	06/01/26	4,360	5,142,140

Series 2009 A, Special Obligation RB (f)(k)	5.00%	06/01/27	9,300	10,915,596

Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (INS-AGC) (d)	5.25%	08/15/29	1,500	1,697,955

Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (c)	5.70%	12/01/27	10,000	11,164,700

Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/32	1,275	1,286,054

				47,719,068

Kansas–0.41%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,500	1,740,690

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas–(continued)

Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/34	$1,000	$1,054,760

Series 2011 H, Health Facilities RB	5.13%	03/01/39	2,000	2,109,660

Wyandotte (County of) & Kansas City (City of) Unified Government (Redevelopment Project Area B); Series 2005, Ref. Second Lien Sales Tax Special Obligation RB	5.00%	12/01/20	1,120	1,187,782

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (INS-BHAC) (d)	5.00%	09/01/29	2,000	2,301,340

				8,394,232

Kentucky–1.32%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/24	3,000	3,430,680

Series 2009 A, Hospital RB	5.63%	08/15/27	1,000	1,136,960

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS-AGC) (d)	6.00%	12/01/33	4,000	4,415,160

Subseries 2008 A-1, RB (INS-AGC) (d)	6.00%	12/01/38	4,000	4,366,200

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	3,200	3,720,512

Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (d)	5.25%	02/01/28	3,000	3,445,020

Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (d)	5.25%	10/01/35	6,000	6,592,800

				27,107,332

Louisiana–1.57%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital);
Series 1992 A, Hospital RB (INS-Connie Lee) (d)	6.38%	12/01/12	685	686,966

Series 1992 A, Hospital RB (INS-Connie Lee) (d)	6.50%	12/01/18	5,530	5,808,214

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	1,000	1,103,160

Lafayette (City of); Series 2004, Utilities RB (INS-NATL) (d)	5.25%	11/01/24	7,500	8,175,225

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	1,364	545,764

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,096,704

Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB (INS-AGC) (d)	5.00%	05/01/28	2,500	2,760,075

New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (d)	6.00%	01/01/23	2,000	2,392,260

Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (b)(c)(e)	5.25%	03/01/13	1,550	1,588,796

Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (d)	5.00%	12/01/30	2,580	2,918,109

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,000	5,215,350

				32,290,623

Maryland–1.53%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,070,680

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,500	2,540,300

Maryland (State of) Community Development Administration; Series 2007, RB (c)	5.05%	09/01/32	2,105	2,179,812

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.13%	01/01/36	4,000	4,517,920

Series 2011 A, RB	6.25%	01/01/31	3,175	3,662,363

Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	4,250	4,809,767

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/41	1,000	1,156,390

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2004, Ref. RB	5.50%	08/15/33	$3,000	$3,142,050

Series 2011, RB	5.00%	08/15/41	3,000	3,254,220

Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	2,000	2,489,880

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,576,596

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,030	1,092,047

				31,492,025

Massachusetts–2.09%

Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,126,140

Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (d)	5.38%	02/01/27	2,000	2,237,320

Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (b)(e)	5.75%	05/01/19	2,000	2,404,000

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (f)	5.50%	11/15/36	20,955	25,228,144

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	1,692	1,254,812

Series 2011 A-2, RB	5.50%	11/15/46	90	55,948

Series 2011 B, RB (g)	0.00%	11/15/56	449	2,318

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (f)	5.50%	07/01/36	6,680	7,968,438

Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	1,000	1,092,160

Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB (c)	5.10%	12/01/27	1,685	1,778,787

				43,148,067

Michigan–0.72%

Detroit (City of); Series 2003 B, Sr. Lien Sewage Disposal System RB (INS-AGM) (d)	7.50%	07/01/33	5,750	7,262,020

Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (b)(e)	5.25%	01/15/14	650	695,546

Series 2008 A, RB (b)(e)	5.50%	01/15/15	375	418,376

Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SGI) (c)(d)	5.45%	12/15/32	5,000	5,025,350

Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (c)	7.50%	01/01/21	1,445	1,432,298

				14,833,590

Minnesota–1.16%

Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	739,570

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.75%	11/15/32	3,000	3,621,510

Series 2008 B, Health Care System RB (INS-AGC) (d)	6.50%	11/15/38	4,000	4,755,320

Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	2,000	2,024,820

Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Tobacco Settlement RB	5.25%	03/01/31	8,000	8,926,960

St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	3,800	3,920,802

				23,988,982

Mississippi–0.12%

Harrison (County of) Wastewater Management District; Series 1991 A, Ref. Wastewater Treatment Facilities RB (a)	8.50%	02/01/13	520	547,035

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	2,000	2,005,320

				2,552,355

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–1.93%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC) (d)	5.00%	10/01/39	$2,000	$2,194,500

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.75%	06/01/39	2,150	2,375,685

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	5,990	7,218,908

Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	2,180	2,252,834

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,600	1,617,344

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	525	539,464

Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co.); Series 2008, RB (b)(c)(e)	4.90%	07/01/13	2,700	2,794,527

Missouri (State of) Health & Educational Facilities Authority (Barnes-Jewish Inc./Christian Health Services); Series 1993 A, RB	5.25%	05/15/14	10,000	10,502,900

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,219,908

Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	993,719

Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/31	3,325	3,504,550

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	450	451,715

St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	1,044,480

St. Louis (County of) Industrial Development Authority (Ranken Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	1,300	1,246,271

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	500	517,460

Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,250	1,282,962

				39,757,227

Montana–0.14%

Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	2,600	2,946,008

Nebraska–1.08%
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (d)	5.38%	04/01/39	4,000	4,552,360

Nebraska (State of) Public Power District; Series 2007 B, General RB (INS-BHAC) (d)	5.00%	01/01/37	15,570	16,562,743

University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/39	1,000	1,119,850

				22,234,953

Nevada–1.57%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	2,000	2,184,820

Series 2010 A, Passenger Facility Charge RB (INS-AGM) (d)	5.25%	07/01/39	4,000	4,419,120

Clark (County of);
Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS-AMBAC) (d)	6.50%	06/01/17	3,000	3,734,700

Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (c)(d)	5.50%	07/01/20	3,045	3,225,416

Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (c)(d)	5.50%	07/01/21	3,000	3,166,470

Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (c)(d)	5.50%	07/01/23	5,000	5,245,850

Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	4,000	4,561,080

Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite);
Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/18	590	598,331

Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/27	510	475,356

Nevada (State of) (Municipal Bond Bank — R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (d)	5.00%	12/01/23	3,500	3,863,265

Reno (City of); Series 2002, Capital Improvement RB (INS-NATL) (d)	5.13%	06/01/26	935	936,150

				32,410,558

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire–0.53%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (d)	5.13%	01/01/30	$4,500	$4,927,905

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	1,000	1,084,160

New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (c)(j)	7.75%	06/01/14	220	220,403

New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	4,500	4,653,945

New Hampshire (State of) Housing Finance Authority; Series 2000 B, Single Family Mortgage Acquisition RB (c)	6.70%	07/01/29	75	76,107

				10,962,520

New Jersey–3.38%

Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS-NATL) (d)(h)	9.30%	09/19/19	2,050	2,474,637

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	3,020	3,348,274

New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	750	755,895

New Jersey (State of) Economic Development Authority;
Series 2009 BB, School Facilities Construction RB	5.00%	09/01/34	1,750	1,927,905

Series 2009 Z, School Facilities Construction RB (INS-AGC) (d)	5.50%	12/15/34	1,000	1,124,360

Series 2012, Ref. RB	5.00%	06/15/25	3,000	3,325,050

Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (d)	5.50%	09/01/24	3,885	4,882,513

New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB	5.63%	07/01/32	4,000	4,337,000

Series 2011 A, Ref. RB	5.63%	07/01/37	4,000	4,278,440

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	1,695	1,859,313

New Jersey (State of) Higher Education Student Assistance Authority; Series 2009-A, Student Loan RB	5.63%	06/01/30	1,000	1,120,050

New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2008 AA, RB	6.38%	10/01/28	3,355	3,682,012

Series 2008 X, Single Family Housing RB (c)	5.10%	10/01/23	3,710	3,945,288

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (d)(g)	0.00%	12/15/26	10,000	5,507,500

New Jersey (State of) Turnpike Authority;
Series 1991 C, RB (INS-NATL) (d)	6.50%	01/01/16	565	669,824

Series 1991 C, RB (a)	6.50%	01/01/16	2,100	2,328,123

Series 2003 A, RB (INS-NATL) (d)	5.00%	01/01/27	10,000	10,383,900

North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/42	4,000	4,311,640

Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (d)	5.00%	12/01/19	9,000	9,424,620

				69,686,344

New Mexico–0.50%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (b)(e)	5.20%	06/01/20	2,000	2,254,040

Series 2010 C, Ref. PCR	5.90%	06/01/40	4,100	4,471,993

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (f)	6.38%	08/01/32	3,000	3,566,940

				10,292,973

New York–6.40%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (g)	0.00%	07/15/35	5,000	1,460,150

Series 2009, PILOT RB	6.25%	07/15/40	2,710	3,044,577

Series 2009, PILOT RB	6.38%	07/15/43	1,130	1,276,245

Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (d)(g)	0.00%	06/01/17	5,000	4,685,600

Series 2008 A, Electric System General RB	6.00%	05/01/33	5,000	6,004,850

Series 2008 A, Electric System General RB (INS-BHAC) (d)	5.50%	05/01/33	5,000	5,814,400

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

Metropolitan Transportation Authority;
Series 2002 B, Service Contract RB (INS-NATL) (d)	5.50%	07/01/24	$5,000	$5,018,250

Series 2011 A, RB	5.00%	11/15/41	2,000	2,199,960

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	3,000	3,338,250

New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB (INS-ACA) (d)	5.25%	11/01/27	5,000	5,349,250

Series 2007, Ref. Civic Facility RB (INS-ACA) (d)	5.25%	11/01/37	2,500	2,624,175

New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (d)	6.38%	01/01/39	1,000	1,134,070

New York (City of) Transitional Finance Authority;
Series 2009 A, Future Tax Sec. RB (f)	5.00%	05/01/28	5,570	6,675,756

Series 2009 A, Future Tax Sec. RB (f)	5.00%	05/01/29	4,455	5,266,567

Series 2009 A, Future Tax Sec. RB (f)	5.00%	05/01/30	4,455	5,065,825

Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/39	2,000	2,237,160

New York (City of); Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,502,991

New York (State of) Dormitory Authority (Brooklyn Law School); Series 2003 B, RB (INS-SGI) (d)	5.38%	07/01/21	3,105	3,210,756

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (f)	5.00%	03/15/31	21,885	25,454,881

New York (State of) Dormitory Authority (State University Educational Facilities);
Series 1990 A, RB	7.50%	05/15/13	2,000	2,137,200

Series 1993 A, RB	5.25%	05/15/15	5,000	5,501,000

New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (a)	7.38%	07/01/16	6,830	7,874,375

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (c)(h)	12.59%	07/01/26	3,000	3,028,740

New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (h)	11.01%	04/01/20	2,500	2,516,600

New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (f)	5.00%	03/15/28	2,000	2,362,220

New York City Housing Development Corp. (Ruppert); Series 1978, MFH RB	6.50%	11/15/18	2,225	2,342,905

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 3, Ref. Liberty RB	5.00%	03/15/44	1,000	1,059,900

New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422) (i)(j)	6.13%	02/15/19	750	8

New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	1,545	1,736,796

Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS-AMBAC) (d)	5.00%	10/15/29	10,000	10,904,900

				131,828,357

North Carolina–0.99%

Charlotte (City of) (Charlotte Douglas International Airport); Series 2011 B, Airport RB (c)	5.00%	07/01/41	2,500	2,664,225

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS-AGM) (d)	5.25%	10/01/24	6,000	6,820,440

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/27	1,000	966,540

North Carolina (State of) Medical Care Commission (WakeMed); Series 2009 A, Health Care Facilities RB (INS-AGC) (d)	5.63%	10/01/38	2,200	2,290,970

North Carolina (State of) Municipal Power Agency No. 1; Series 1998 A, Catawba Electric RB (INS-NATL) (d)	5.50%	01/01/15	4,750	5,324,180

North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (d)	5.13%	01/01/24	2,000	2,286,140

				20,352,495

North Dakota–0.24%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,000	980,070

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	2,000	2,168,240

Mercer (County of) (Antelope Valley Station); Series 1995, Ref. PCR (INS-AMBAC) (d)	7.20%	06/30/13	695	708,129

Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,000	1,014,290

				4,870,729

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–2.68%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	$3,340	$2,963,649

Cleveland (City of);
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (d)(g)	0.00%	11/15/25	2,895	1,654,608

Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	5,000	5,421,550

Series 2012 A, Ref. Airport System RB	5.00%	01/01/31	2,000	2,150,420

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	500	506,315

Erie (County of) (Firelands Regional Medical Center); Series 2002 A, Hospital Facilities RB	5.63%	08/15/32	3,000	3,037,560

Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	4,750	4,729,812

Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (d)	5.00%	04/01/24	1,750	1,948,048

Series 2006 H, Hospital Facilities RB (INS-AGC) (d)	5.00%	02/01/24	4,810	5,358,292

Montgomery (County of) (Miami Valley Hospital); Series 2009 A, RB	6.00%	11/15/28	2,825	3,002,410

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (e)	5.80%	12/01/38	3,000	3,376,920

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,850	6,754,468

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (a)(b)	6.75%	01/15/15	4,000	4,274,640

Ohio (State of) Housing Finance Agency (Covenent House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (c)	6.10%	09/20/49	2,845	3,133,540

Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (c)(f)	5.30%	09/01/28	1,341	1,428,608

Series 2008 D, Residential Mortgage RB (CEP-GNMA) (c)(f)	5.40%	03/01/33	1,233	1,311,887

Ohio (State of) Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB (c)	5.15%	07/15/15	1,750	1,758,085

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(e)	5.88%	06/01/16	2,140	2,420,961

				55,231,773

Oklahoma–0.98%

Grand River Dam Authority;
Series 2008 A, RB (INS-BHAC) (d)	5.00%	06/01/21	3,735	4,431,727

Series 2008 A, RB (INS-BHAC) (d)	5.00%	06/01/22	3,735	4,383,807

Series 2008 A, RB (INS-BHAC) (d)	5.00%	06/01/23	6,350	7,626,731

McAlester (City of) Public Works Authority; Series 1999 A, Utility System CAB RB (INS-AGM) (d)(g)	0.00%	02/01/30	4,320	1,605,053

Oklahoma (State of) Colleges Board Of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS-AMBAC) (d)	5.50%	06/01/24	2,000	2,143,060

Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP-GNMA) (c)	8.00%	08/01/18	50	51,144

				20,241,522

Oregon–0.18%

Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (j)	6.38%	11/01/33	3,500	3,671,465

Pennsylvania–0.84%

Chester (County of) Industrial Development Authority (RHA/Pennsylvania Nursing Homes, Inc.); Series 2002, First Mortgage RB	8.50%	05/01/32	1,595	1,608,239

Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (d)	5.00%	06/01/39	1,850	1,990,637

Subseries 2009-A, Sub. RB (INS-AGC) (d)	5.00%	06/01/24	4,000	4,568,440

Subseries 2010 B-2, Sub. Conv. CAB RB (g)	0.00%	12/01/28	4,550	4,401,943

Subseries 2010 B-2, Sub. Conv. CAB RB (g)	0.00%	12/01/34	2,750	2,607,797

Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (d)	5.00%	02/01/31	2,000	2,216,660

				17,393,716

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–3.02%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	$2,500	$2,518,600

Series 2012 A, Sr. Lien RB	5.13%	07/01/37	5,500	5,525,575

Series 2012 A, Sr. Lien RB	5.25%	07/01/42	1,000	1,007,350

Series 2012 A, Sr. Lien RB	5.75%	07/01/37	2,500	2,621,725

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 1989 O, CAB RB (a)(g)	0.00%	07/01/17	15,000	13,130,400

Series 2008 WW, RB	5.25%	07/01/33	2,000	2,075,200

Series 2010 CCC, RB	5.25%	07/01/27	4,000	4,296,560

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (a)	5.50%	07/01/15	7,680	8,590,771

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	4,600	4,927,520

First Subseries 2010 A, RB	5.50%	08/01/42	4,400	4,728,064

First Subseries 2010 C, RB	5.25%	08/01/41	6,950	7,383,055

Series 2011 C, RB	5.00%	08/01/40	5,000	5,342,650

				62,147,470

Rhode Island–0.10%

Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC) (c)(d)	5.25%	07/01/28	1,810	1,950,782

South Carolina–2.15%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/30	5,000	5,545,600

Easley (City of); Series 2005, Ref. & Improvement Utility System RB (a)(b)	5.00%	12/01/15	5,170	5,928,232

Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	2,169,260

Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB	5.00%	01/01/24	2,000	2,218,820

Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	1,025	1,034,133

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (d)	5.00%	02/01/19	1,000	1,186,000

Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (d)	5.38%	02/01/29	2,000	2,225,560

Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (d)	5.50%	02/01/38	3,000	3,265,440

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (d)	5.20%	11/01/27	6,500	6,599,385

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,099,220

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	713	541,421

Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	306	1,491

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	479,380

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2008 A, RB	5.50%	01/01/38	2,000	2,299,860

South Carolina Transportation Infrastructure Bank; Series 2002 A, RB (a)(b)	5.25%	10/01/12	4,430	4,504,424

Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS-AGC) (d)	5.25%	04/15/22	4,465	5,106,933

				44,205,159

South Dakota–0.54%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	1,500	1,703,130

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (d)	5.50%	08/01/38	3,000	3,327,420

South Dakota (State of);
Series 1993 A, Lease Revenue Trust Ctfs. (INS-AGM) (d)	6.63%	09/01/12	1,415	1,428,414

Series 1993 A, Lease Revenue Trust Ctfs. (INS-AGM) (d)	6.70%	09/01/17	4,000	4,649,960

				11,108,924

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–0.30%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	$1,000	$1,013,400

Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement Hospital RB (a)(b)	7.75%	07/01/12	4,000	4,139,560

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	1,039,340

				6,192,300

Texas–10.98%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	3,615	3,877,304

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (c)	6.50%	11/01/29	430	390,470

Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (a)	7.00%	05/01/21	500	677,490

Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB (c)(e)	5.95%	05/15/33	1,100	1,220,736

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	4,500	4,897,395

Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	5,615,950

Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (d)	5.25%	08/15/34	4,000	4,465,120

Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2001 A, Ref. & Improvement RB (INS-BHAC) (c)(d)	5.50%	11/01/31	1,885	1,887,639

Series 2002 C, Joint Improvement RB (INS-NATL) (c)(d)	5.75%	11/01/18	205	205,748

Series 2002 C, Joint Improvement RB (INS-NATL) (c)(d)	6.00%	11/01/23	415	416,602

Series 2003 A, Joint RB (INS-AGM) (c)(d)	5.25%	11/01/24	10,000	10,467,000

Series 2004 B, Joint Improvement RB (INS-AGM) (c)(d)	5.38%	11/01/21	4,000	4,295,760

Series 2004 B, Joint Improvement RB (INS-AGM) (c)(d)	5.50%	11/01/19	6,110	6,642,609

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	2,840	3,217,493

Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (d)	5.25%	08/15/31	6,665	8,709,755

Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/31	2,920	3,343,604

Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,113,270

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	1,000	1,203,120

Harris County Health Facilities Development Corp. (TECO);
Series 2008, Thermal Utility RB (INS-AGC) (d)	5.00%	08/15/38	1,000	4,292,976

Series 2008, Thermal Utility RB (INS-AGC) (d)	5.00%	08/15/38	1,000	3,516,285

HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	200	174,668

Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	1,805	1,860,919

Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (d)(g)	0.00%	09/01/26	8,750	4,618,338

Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (d)(g)	0.00%	09/01/27	3,600	1,789,920

Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-AGM) (d)	5.25%	05/15/22	15,000	16,299,600

Series 2004 A, Ref. First Lien Combined Utility System RB (INS-BHAC) (d)	5.25%	05/15/23	22,500	24,449,400

Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (d)	5.25%	05/15/25	5,000	5,381,600

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	1,740	2,074,811

Series 2011 A, RB	6.88%	05/15/41	1,700	2,074,850

Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	6,875	7,979,400

Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	4,000	4,076,360

Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (b)(c)(e)	6.00%	08/01/13	5,000	5,293,300

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	$3,500	$3,875,060

Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	2,000	2,375,820

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (d)(g)	0.00%	01/01/28	12,800	6,422,272

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (d)(g)	0.00%	01/01/29	2,165	1,027,509

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (d)(g)	0.00%	01/01/31	4,710	1,995,533

Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	4,000	4,409,400

Series 2008 L-2, Ref. First Tier System RB (b)(e)	6.00%	01/01/13	2,000	2,062,360

Nueces River Authority (Corpus Christi);
Series 2005, Ref. Facilities RB (INS-AGM) (d)	5.00%	07/15/25	2,750	3,033,168

Series 2005, Ref. Facilities RB (INS-AGM) (d)	5.00%	03/01/27	2,000	2,172,760

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	2,192,600

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	345	350,306

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/17	500	553,820

Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	4,080,600

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	2,122,010

Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,402,125

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008 A, Ref. RB (INS-AGC) (d)	5.75%	07/01/18	3,045	3,316,553

Series 2008 A, Ref. RB (INS-AGC) (d)	6.50%	07/01/37	4,250	4,919,332

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/17	2,700	3,128,949

Tarrant County Health Facilities Development Corp.; Series 1987 B, RB (a)	5.00%	09/01/15	1,750	1,895,600

Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP-GNMA) (c)(h)	10.25%	07/02/24	475	508,820

Texas (State of) Transportation Commission;
Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,295,460

Series 2008, Mobility Fund Unlimited Tax GO Bonds (f)	5.00%	04/01/28	4,000	4,730,480

Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB (INS-BHAC) (d)(g)	0.00%	08/15/27	1,000	523,270

Series 2002 A, First Tier RB (INS-AMBAC) (d)	5.50%	08/15/39	10,000	10,034,100

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	1,610	1,891,766

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	5,460	6,411,514

Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/23	1,790	2,068,220

				226,328,899

Utah–0.41%

Provo (City of); Series 1984 A, Electric RB (a)	10.38%	09/15/15	310	361,212

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1983, Hospital RB (a)	5.00%	06/01/15	5,000	5,425,200

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	600	609,048

Utah Housing Corp.; Series 2008 C-1, Class III, Single Family Mortgage RB (c)	5.70%	07/01/28	1,920	2,045,856

				8,441,316

Vermont–0.29%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	3,550	3,569,347

Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College); Series 2012, RB	5.00%	10/01/42	2,250	2,429,888

				5,999,235

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands–0.19%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	$3,600	$3,897,108

Virginia–0.48%

Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (a)	5.50%	06/01/26	895	974,440

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	3,920	4,121,135

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (j)	8.00%	07/01/19	1,000	1,080,990

Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	2,000	2,441,020

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,219	1,303,172

				9,920,757

Washington–4.74%

Energy Northwest (No. 3); Series 2002 B, Ref. Electric RB (INS-AGM) (d)	6.00%	07/01/16	5,000	5,023,600

Energy Northwest (Wind); Series 2003, RB (a)(b)	5.00%	07/01/12	1,365	1,370,460

Fife (City of); Series 2004, Water & Sewer RB (INS-NATL) (d)	5.13%	04/01/24	330	334,119

FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,115,660

Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydroelectric Development RB (INS-NATL) (d)	5.00%	01/01/38	2,500	2,576,500

Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	950	840,655

King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB (INS-AGM) (c)(d)	5.30%	06/01/23	1,025	1,078,915

King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (d)	5.25%	12/01/28	3,575	4,048,294

Lynnwood (City of) Public Facilities District (Convention Center); Series 2005, RB (INS-AMBAC) (d)	5.00%	12/01/34	4,140	4,243,003

Seattle (City of);
Series 2003, Ref. Water System RB (INS-NATL) (d)	5.00%	09/01/20	10,000	10,543,400

Series 2003, Ref. Water System RB (a)(b)	5.00%	09/01/13	10,000	10,592,700

Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,865,741

Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,467,380

Snohomish (County of) Public Utility District No. 1; Series 2002, Electric RB (a)(b)	5.50%	12/01/12	2,565	2,633,203

Spokane (City of) Public Facilities District;
Series 2003, Hotel, Motel & Sales Tax Use RB (INS-NATL) (d)	5.75%	12/01/25	2,000	2,122,680

Series 2003, Hotel, Motel & Sales Tax Use RB (INS-NATL) (d)	5.75%	12/01/26	2,420	2,562,877

Series 2003, Hotel, Motel & Sales Use Tax RB (INS-NATL) (d)	5.25%	09/01/33	3,000	3,071,880

Washington (State of) Health Care Facilities Authority (MultiCare Health System);
Series 2004 A, RB (INS-AGM) (d)	5.25%	08/15/28	1,000	1,104,730

Series 2008 B, RB (INS-AGC) (d)	6.00%	08/15/39	2,000	2,287,000

Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS-AGM) (d)	5.25%	10/01/33	5,000	5,474,250

Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/29	500	535,905

Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,610,610

Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (j)	6.00%	01/01/27	1,100	1,150,237

Washington (State of);
Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	07/01/27	2,250	2,597,625

Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (f)	5.00%	08/01/30	21,500	25,431,490

				97,682,914

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia–0.11%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (c)	5.50%	10/15/37	$1,000	$1,033,700

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	250	256,412

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	891,671

				2,181,783

Wisconsin–2.02%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	2,000	2,171,180

Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	966,425

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/27	6,000	6,615,900

Series 2012, RB	5.00%	06/01/39	5,000	5,238,550

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB	5.50%	05/01/31	2,000	2,195,540

Series 2011 A, RB	5.75%	05/01/35	1,000	1,117,010

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB	6.38%	02/15/29	500	580,520

Series 2009, RB	6.63%	02/15/39	1,000	1,155,210

Wisconsin (State of) Housing & Economic Development Authority;
Series 2007 C, Home Ownership RB (c)(f)	5.13%	09/01/28	3,885	4,066,468

Series 2008 A, Home Ownership RB (c)	5.30%	09/01/23	8,125	8,810,262

Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	2,355	2,783,375

Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	5,981,450

				41,681,890

Wyoming–0.56%

Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/39	4,000	4,548,000

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (c)	5.60%	12/01/35	2,005	2,124,939

West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/31	1,000	1,163,980

Wyoming (State of) Municipal Power Agency;
Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,605,605

Series 2009 A, Power Supply RB	5.00%	01/01/36	1,000	1,075,610

				11,518,134

TOTAL INVESTMENTS(l)–106.98% (Cost $2,003,069,656)				2,204,316,959

Floating Rate Note Obligations–(8.06)%(m)

Notes with interest rates ranging from 0.15% to 0.35% at 05/31/12 and contractual maturities of collateral ranging from 05/15/23 to 08/15/42 (See Note 1D)					(166,055,000)

OTHER ASSETS LESS LIABILITIES–1.08%				22,244,796

NET ASSETS–100.00%				$2,060,506,755

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CARS	— Convertible Auction Rate Security
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
CR	— Custodial Receipts
Ctfs.	— Certificates
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FTA	— Federal Transit Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
Jr.	— Junior
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RAB	— Revenue Anticipation Bonds
Radian	— Radian Asset Assurance, Inc.
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SFH	— Single-Family Housing
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
TEMPS	— Tax-Exempt Mandatory Paydown Securities
Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Security subject to the alternative minimum tax.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(f)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(g)	Zero coupon bond issued at a discount.

(h)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $19,295,137 which represents 0.94% of Net Assets.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $1,912,633, which represented 0.09% of the Fund’s Net Assets.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $11,718,843, which represented 0.57% of the Fund’s Net Assets.

(k)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	11.1%

Assured Guaranty Municipal Corp.	11.0

Assured Guaranty Corp.	8.9

American Municipal Bond Assurance Corp.	5.6

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Fund’s investments with a value of $302,423,421 are held by Dealer Trusts and serve as collateral for the $166,055,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such
Invesco Van Kampen Municipal Income Fund

D.	Floating Rate Note Obligations — (continued)
transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (b) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (c) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$2,204,316,959	$—	$2,204,316,959

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $49,624,344 and $63,678,242, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$217,233,227

Aggregate unrealized (depreciation) of investment securities	(12,760,139)

Net unrealized appreciation of investment securities	$204,473,088

Cost of investments for tax purposes is $1,999,843,871.
Invesco Van Kampen Municipal Income Fund

Invesco Van Kampen New York Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-NYTFI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—104.49%
New York—93.96%
Albany (City of) Industrial Development Agency (Albany College of Pharmacy); Series 2004 A, Civic Facility RB	5.63%	12/01/34	$1,290	$1,336,143
Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	1,000	1,039,260
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	400	445,516
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (a)	5.00%	12/15/25	500	567,020
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	1,000	1,169,040
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	500	596,825
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (b)	0.00%	07/15/34	3,685	1,147,251
Series 2009, PILOT RB	6.25%	07/15/40	475	533,644
Series 2009, PILOT RB	6.38%	07/15/43	475	536,475
Chautauqua (County of) Industrial Development Agency (NRG Energy, Inc. — Dunkirk Power LLC); Series 2009, Exempt Facility RB	5.88%	04/01/42	1,510	1,665,183
Dutchess (County of) Industrial Development Agency (Elant at Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	365	322,565
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,000	955,400
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (c)	5.25%	05/01/30	2,850	3,294,058
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB (d)	5.20%	12/01/23	1,100	1,130,525
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	1,340	1,474,255
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	875	1,009,172
Islip (Town of) Resource Recovery Agency (1985 Facility); Series 2004 E, RB (INS-AGM) (a)(d)	5.75%	07/01/22	1,290	1,371,463
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/30	1,000	1,000,200
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(b)	0.00%	06/01/18	2,000	1,825,980
Series 2008 A, Electric System General RB (INS-BHAC) (a)	5.50%	05/01/33	355	412,822
Madison (County of) Industrial Development Agency (Colgate University);
Series 2003 B, RB	5.00%	07/01/33	500	511,725
Series 2005 A, RB (INS-AMBAC) (a)	5.00%	07/01/35	750	795,323
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	1,500	1,675,170
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	615	715,073
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	370	405,453
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	875	970,244
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	5.88%	01/01/18	500	350,610
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	1,250	815,613
Nassau (County of) Industrial Development Agency (Cold Spring Harbor Laboratory); Series 1999, VRD Ref. & Improvement Civic Facilities IDR (e)	0.17%	01/01/34	2,555	2,555,000
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	916,330
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS-NATL) (a)(d)	5.75%	12/01/22	2,000	2,000,420
Series 2010, Special Obligation RB	6.00%	12/01/42	860	956,965
New York (City of) Industrial Development Agency (Airis JFK I, LLC); Series 2001 A, Airport Facility RB (d)	5.50%	07/01/28	1,000	965,500
New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	1,515	1,552,617
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	$1,500	$1,574,505
New York (City of) Industrial Development Agency (Royal Charter Properties, Inc. — New York & Presbyterian Hospital Leasehold); Series 2001, Parking Facility RB (INS-AGM) (a)	5.38%	12/15/16	1,405	1,438,692
New York (City of) Industrial Development Agency (Staten Island University Hospital); Series 2001 B, Civic Facility RB (f)(g)	6.38%	07/01/12	1,095	1,100,508
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility RB (d)(f)(h)	5.50%	01/01/16	2,000	2,150,640
Series 2005, Special Facility RB (d)(f)(h)	5.50%	01/01/16	2,000	2,109,060
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB (c)	5.00%	06/15/37	4,000	4,396,160
Series 2007, VRD Second General Water & Sewer System RB (e)	0.17%	06/15/33	2,500	2,500,000
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	2,000	2,307,580
New York (City of) Transitional Finance Authority;
Series 2008 S-1, Building Aid RB	5.50%	07/15/38	500	567,475
Series 2008 S-2, Building Aid RB	6.00%	07/15/33	850	1,002,813
Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/28	755	904,882
Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/29	605	715,213
Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/30	605	687,952
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/27	1,310	1,519,469
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	1,000	1,118,580
Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	669,583
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	660	798,943
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Ref. RB (INS-NATL) (a)(c)	5.00%	07/01/44	960	988,762
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	850	927,316
New York (City of) Trust for Cultural Resources (Lincoln Center); Series 2008 A-1, Ref. VRD RB (LOC-Bank of America N.A.) (e)(i)	0.20%	12/01/35	5,000	5,000,000
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/31	800	892,368
New York (City of);
Subseries 1993 E-2, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (e)(i)	0.19%	08/01/20	500	500,000
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,750	2,046,957
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	498,956
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	405	475,822
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2003 B, RB (INS-SGI) (a)	5.38%	07/01/23	1,000	1,031,010
Series 2009, RB	5.75%	07/01/33	660	753,542
New York (State of) Dormitory Authority (Catholic Health Services of Long Island — St. Francis Hospital); Series 2004, RB	5.00%	07/01/27	2,000	2,047,160
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/27	710	899,478
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/30	750	964,470
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/31	555	714,596
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/41	510	587,974
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (c)	5.00%	07/01/35	4,725	5,296,820
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,191,070
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (a)	5.25%	07/01/28	935	1,073,221
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (INS-AGC) (a)	5.00%	07/01/33	500	544,335
Series 2011 A, RB	5.13%	07/01/29	500	571,310
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-Radian) (a)	5.00%	07/01/41	1,150	1,163,834
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/29	1,000	1,055,260
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (a)	5.50%	07/01/23	1,250	1,624,412
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York (State of) Dormitory Authority (Miriam Osborn Memorial Home Association); Series 2000 B, RB (INS-ACA) (a)	6.38%	07/01/29	$750	$750,825
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (a)	5.00%	08/01/29	1,000	1,083,880
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	875	955,342
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	1,250	1,358,850
New York (State of) Dormitory Authority (New York State Rehabilitation Association Pooled Loan Program No. 1); Series 2001 A, RB (INS-AMBAC) (a)	5.50%	07/01/15	960	982,877
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	1,500	1,737,390
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	1,070	1,375,282
New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group);
Series 2009 A, RB	5.50%	05/01/37	1,250	1,404,400
Subseries 2005 A, RB	5.00%	11/01/26	750	802,875
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2008, RB	6.13%	12/01/29	500	543,885
Series 2008, RB	6.50%	12/01/21	1,000	1,137,570
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	1,250	1,373,137
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	775	876,300
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2002 C, RB (INS-NATL) (a)	5.25%	04/01/21	1,000	1,014,240
Series 2002 E, RB (INS-NATL) (a)	5.50%	10/01/17	1,000	1,015,070
Series 2008 C, RB	7.50%	04/01/39	2,000	2,490,020
Series 2008 D, RB (INS-AGC) (a)	5.75%	10/01/24	500	599,870
Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/24	1,500	1,717,560
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	500	549,490
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	2,000	2,200,400
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (g)	7.38%	07/01/16	1,445	1,665,955
New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/40	1,245	1,401,683
Series 2011, Ref. RB	5.00%	07/01/31	750	835,328
New York (State of) Dormitory Authority (Vassar College); Series 2007, RB	5.00%	07/01/46	925	991,073
New York (State of) Dormitory Authority (Winthrop South Nassau University Health System Obligated Group); Series 2003 B, RB	5.50%	07/01/23	750	765,225
New York (State of) Dormitory Authority;
Series 1993 D, Ref. City University System Consolidated Special Obligation RB (INS-AGM) (a)	5.75%	07/01/12	235	236,090
Series 1996 B, City University System Consolidated RB	6.00%	07/01/14	520	543,717
Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	1,000	1,088,260
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (a)(d)	5.25%	02/15/28	2,000	2,153,700
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (d)(j)	12.59%	07/01/26	1,200	1,211,496
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	730	834,872
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/25	500	577,310
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	500	572,145
New York City Health & Hospital Corp.; Series 2003 A, Health System RB (INS-AMBAC) (a)	5.25%	02/15/22	1,000	1,031,850
New York City Housing Development Corp. (East Midtown); Series 1978, MFH RB (k)	6.50%	11/15/18	1,107	1,110,475
New York City Housing Development Corp. (Ruppert); Series 1978, MFH RB (k)	6.50%	11/15/18	1,162	1,225,818
New York City Housing Development Corp.; Series 2005 K, MFH RB (d)	5.00%	11/01/37	1,000	1,022,780
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	875	981,741
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,215	1,369,730
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422) (k)(l)	6.13%	02/15/19	$750	$8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,430	1,685,312
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB	5.50%	04/15/35	310	433,445
New York State Urban Development Corp.;
Series 1993 A, Ref. Correctional Facilities RB	5.50%	01/01/14	205	213,807
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	859,103
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/15/23	935	1,153,070
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	995	995,308
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,065	1,145,823
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.) (d)(i)	5.38%	12/01/36	1,000	1,028,450
Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS-AMBAC) (a)(d)	5.00%	12/15/23	1,000	1,024,080
Rockland (County of); Series 2012, Limited Tax TAN	2.50%	03/06/13	440	442,816
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (d)(f)(h)(k)	6.63%	10/01/13	850	861,296
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (k)	5.38%	01/01/27	1,295	1,212,211
Suffolk (County of) Industrial Development Agency (Family Service League of Suffolk County, Inc.); Series 2004, Civic Facility RB (LOC-Fleet National Bank) (i)	5.00%	11/01/34	825	841,418
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,015,470
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	465	507,129
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.); Series 2001 A, First Mortgage RB	7.38%	03/01/21	230	221,734
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (d)	5.00%	11/01/36	1,000	1,059,660
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	283,058
Triborough Bridge & Tunnel Authority; Series 2008, General Purpose RB	4.75%	11/15/29	200	222,938
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	1,250	1,388,487
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	540	399,379
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. Solid Waste System RB (INS-AMBAC) (a)	5.25%	03/01/18	1,000	1,029,230
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,127,430
Series 2009 A, Ref. RB	5.00%	07/01/26	810	910,197
Utica (City of) Industrial Development Agency (Utica College); Series 1998 A, RB	5.75%	08/01/28	280	280,129
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind, Inc.); Series 2004, Civic Facility RB	5.38%	08/01/24	1,000	1,048,700
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	1,250	1,021,200
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,000	1,029,430

				160,458,397

Puerto Rico—6.54%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	1,300	1,388,816
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	1,000	1,037,600
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,118,870
Series 2010 XX, RB	5.75%	07/01/36	500	549,580
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (g)	5.50%	07/01/15	1,535	1,717,036
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—(continued)
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	$675	$751,059
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, CAB RB (b)	0.00%	08/01/34	1,000	297,410
First Subseries 2010 A, RB	5.38%	08/01/39	530	567,736
Series 2011 C, RB	5.00%	08/01/40	3,500	3,739,855

				11,167,962

Virgin Islands—2.05%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	915	918,065
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	845	985,304
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	1,058,950
Virgin Islands (Government of) Water & Power Authority; Series 2007 A, Electric System RB	5.00%	07/01/22	500	532,360

				3,494,679

Guam—1.94%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	144,889
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,343,187
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	450	465,457
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	740	751,329
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	550	611,902

				3,316,764

TOTAL INVESTMENTS(m)—104.49% (Cost $165,478,216)				178,437,802

FLOATING RATE NOTE OBLIGATIONS—(6.54)%
Notes with interest rates ranging from 0.15% to 0.28% at 05/31/12 and contractual maturities of collateral ranging from 01/15/27 to 07/01/44 (See Note 1D)(n)				(11,170,000)

OTHER ASSETS LESS LIABILITIES—2.05%				3,501,022

NET ASSETS—100.00%				$170,768,824

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PILOT	— Payment-in-Lieu-of-Tax
Radian	— Radian Asset Assurance, Inc.
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
TAN	— Tax Anticipation Notes
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(d)	Security subject to the alternative minimum tax.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,211,496 which represents 0.71% of net assets.

(k)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $4,409,808, which represented 2.58% of the Fund’s Net Assets.

(l)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2012 represented less than 1% of the Fund’s Net Assets.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	5.6%

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Fund’s investments with a value of $18,921,896 are held by Dealer Trusts and serve as collateral for the $11,170,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen New York Tax Free Income Fund

D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen New York Tax Free Income Fund

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$178,437,802	$—	$178,437,802

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2012 was $443,648 and $1,071,689, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,598,787

Aggregate unrealized (depreciation) of investment securities	(1,546,185)

Net unrealized appreciation of investment securities	$13,052,602

Cost of investments for tax purposes is $165,385,200.
Invesco Van Kampen New York Tax Free Income Fund

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.